UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01424
AIM Equity Funds (Invesco Equity Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024
Item 1. Reports to Stockholders.
(a) The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Charter Fund
Class A: CHTRX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Charter Fund (Class A)	$121	1.02%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence (AI) were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class A shares of the Fund, excluding sales charge, returned 37.24%. For the same time period, the Russell 1000® Index returned 38.07%. The Fund underperformed its benchmark mainly as a result of stock selection in the consumer discretionary, industrials, and energy sectors. Stronger stock selection in the information technology, financials, and health care sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA reported results reflecting continued revenue growth and high profit margins while commenting that AI-related demand should remain durable for the foreseeable future given the backlog of its existing chips and strong demand for the upcoming launches of its new products.
Howmet Aerospace | Howmet Aerospace reported results that showed strength in its commercial aerospace business despite challenges in the global aerospace supply chain. Profit margins and cashflow exceeded apparent investor expectations and the company raised its dividend and increased its share repurchase program.
What detracted from performance?
Aptiv | Aptiv dealt with near-term changes in its customer and product mix that were headwinds to growth, along with increased volatility of expectations for its future earnings power.
APA | APA, an oil and natural gas exploration and production company, underperformed along with the energy sector in general.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Charter Fund (Class A) —including sales charge	29.71%	11.51%	8.39%
Invesco Charter Fund (Class A) —excluding sales charge	37.24%	12.79%	9.00%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P 500® Index	38.02%	15.27%	13.00%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$3,471,636,951
Total number of portfolio holdings	73
Total advisory fees paid	$20,283,792
Portfolio turnover rate	37%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.37%
Microsoft Corp.	6.99%
Apple, Inc.	5.75%
Amazon.com, Inc.	4.54%
Meta Platforms, Inc., Class A	3.49%
JPMorgan Chase & Co.	2.68%
Alphabet, Inc., Class A	2.35%
Eli Lilly and Co.	2.06%
Broadcom, Inc.	1.91%
Fiserv, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Charter Fund
Class C: CHTCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Charter Fund (Class C)	$209	1.77%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence (AI) were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class C shares of the Fund, excluding sales charge, returned 36.25%. For the same time period, the Russell 1000® Index returned 38.07%. The Fund underperformed its benchmark mainly as a result of stock selection in the consumer discretionary, industrials, and energy sectors. Stronger stock selection in the information technology, financials, and health care sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA reported results reflecting continued revenue growth and high profit margins while commenting that AI-related demand should remain durable for the foreseeable future given the backlog of its existing chips and strong demand for the upcoming launches of its new products.
Howmet Aerospace | Howmet Aerospace reported results that showed strength in its commercial aerospace business despite challenges in the global aerospace supply chain. Profit margins and cashflow exceeded apparent investor expectations and the company raised its dividend and increased its share repurchase program.
What detracted from performance?
Aptiv | Aptiv dealt with near-term changes in its customer and product mix that were headwinds to growth, along with increased volatility of expectations for its future earnings power.
APA | APA, an oil and natural gas exploration and production company, underperformed along with the energy sector in general.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Charter Fund (Class C) —including sales charge	35.25%	11.95%	8.35%
Invesco Charter Fund (Class C) —excluding sales charge	36.25%	11.95%	8.35%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P 500® Index	38.02%	15.27%	13.00%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$3,471,636,951
Total number of portfolio holdings	73
Total advisory fees paid	$20,283,792
Portfolio turnover rate	37%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.37%
Microsoft Corp.	6.99%
Apple, Inc.	5.75%
Amazon.com, Inc.	4.54%
Meta Platforms, Inc., Class A	3.49%
JPMorgan Chase & Co.	2.68%
Alphabet, Inc., Class A	2.35%
Eli Lilly and Co.	2.06%
Broadcom, Inc.	1.91%
Fiserv, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Charter Fund
Class R: CHRRX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Charter Fund (Class R)	$150	1.27%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence (AI) were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class R shares of the Fund returned 36.95%. For the same time period, the Russell 1000® Index returned 38.07%. The Fund underperformed its benchmark mainly as a result of stock selection in the consumer discretionary, industrials, and energy sectors. Stronger stock selection in the information technology, financials, and health care sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA reported results reflecting continued revenue growth and high profit margins while commenting that AI-related demand should remain durable for the foreseeable future given the backlog of its existing chips and strong demand for the upcoming launches of its new products.
Howmet Aerospace | Howmet Aerospace reported results that showed strength in its commercial aerospace business despite challenges in the global aerospace supply chain. Profit margins and cashflow exceeded apparent investor expectations and the company raised its dividend and increased its share repurchase program.
What detracted from performance?
Aptiv | Aptiv dealt with near-term changes in its customer and product mix that were headwinds to growth, along with increased volatility of expectations for its future earnings power.
APA | APA, an oil and natural gas exploration and production company, underperformed along with the energy sector in general.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Charter Fund (Class R)	36.95%	12.51%	8.74%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P 500® Index	38.02%	15.27%	13.00%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$3,471,636,951
Total number of portfolio holdings	73
Total advisory fees paid	$20,283,792
Portfolio turnover rate	37%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.37%
Microsoft Corp.	6.99%
Apple, Inc.	5.75%
Amazon.com, Inc.	4.54%
Meta Platforms, Inc., Class A	3.49%
JPMorgan Chase & Co.	2.68%
Alphabet, Inc., Class A	2.35%
Eli Lilly and Co.	2.06%
Broadcom, Inc.	1.91%
Fiserv, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Charter Fund
Class S: CHRSX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Charter Fund (Class S)	$109	0.92%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence (AI) were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class S shares of the Fund returned 37.35%. For the same time period, the Russell 1000® Index returned 38.07%. The Fund underperformed its benchmark mainly as a result of stock selection in the consumer discretionary, industrials, and energy sectors. Stronger stock selection in the information technology, financials, and health care sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA reported results reflecting continued revenue growth and high profit margins while commenting that AI-related demand should remain durable for the foreseeable future given the backlog of its existing chips and strong demand for the upcoming launches of its new products.
Howmet Aerospace | Howmet Aerospace reported results that showed strength in its commercial aerospace business despite challenges in the global aerospace supply chain. Profit margins and cashflow exceeded apparent investor expectations and the company raised its dividend and increased its share repurchase program.
What detracted from performance?
Aptiv | Aptiv dealt with near-term changes in its customer and product mix that were headwinds to growth, along with increased volatility of expectations for its future earnings power.
APA | APA, an oil and natural gas exploration and production company, underperformed along with the energy sector in general.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Charter Fund (Class S)	37.35%	12.90%	9.11%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P 500® Index	38.02%	15.27%	13.00%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$3,471,636,951
Total number of portfolio holdings	73
Total advisory fees paid	$20,283,792
Portfolio turnover rate	37%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.37%
Microsoft Corp.	6.99%
Apple, Inc.	5.75%
Amazon.com, Inc.	4.54%
Meta Platforms, Inc., Class A	3.49%
JPMorgan Chase & Co.	2.68%
Alphabet, Inc., Class A	2.35%
Eli Lilly and Co.	2.06%
Broadcom, Inc.	1.91%
Fiserv, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Charter Fund
Class Y: CHTYX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Charter Fund (Class Y)	$92	0.77%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence (AI) were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class Y shares of the Fund returned 37.67%. For the same time period, the Russell 1000® Index returned 38.07%. The Fund underperformed its benchmark mainly as a result of stock selection in the consumer discretionary, industrials, and energy sectors. Stronger stock selection in the information technology, financials, and health care sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA reported results reflecting continued revenue growth and high profit margins while commenting that AI-related demand should remain durable for the foreseeable future given the backlog of its existing chips and strong demand for the upcoming launches of its new products.
Howmet Aerospace | Howmet Aerospace reported results that showed strength in its commercial aerospace business despite challenges in the global aerospace supply chain. Profit margins and cashflow exceeded apparent investor expectations and the company raised its dividend and increased its share repurchase program.
What detracted from performance?
Aptiv | Aptiv dealt with near-term changes in its customer and product mix that were headwinds to growth, along with increased volatility of expectations for its future earnings power.
APA | APA, an oil and natural gas exploration and production company, underperformed along with the energy sector in general.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Charter Fund (Class Y)	37.67%	13.07%	9.28%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P 500® Index	38.02%	15.27%	13.00%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$3,471,636,951
Total number of portfolio holdings	73
Total advisory fees paid	$20,283,792
Portfolio turnover rate	37%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.37%
Microsoft Corp.	6.99%
Apple, Inc.	5.75%
Amazon.com, Inc.	4.54%
Meta Platforms, Inc., Class A	3.49%
JPMorgan Chase & Co.	2.68%
Alphabet, Inc., Class A	2.35%
Eli Lilly and Co.	2.06%
Broadcom, Inc.	1.91%
Fiserv, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Charter Fund
Class R5: CHTVX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Charter Fund (Class R5)	$90	0.76%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence (AI) were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class R5 shares of the Fund returned 37.62%. For the same time period, the Russell 1000® Index returned 38.07%. The Fund underperformed its benchmark mainly as a result of stock selection in the consumer discretionary, industrials, and energy sectors. Stronger stock selection in the information technology, financials, and health care sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA reported results reflecting continued revenue growth and high profit margins while commenting that AI-related demand should remain durable for the foreseeable future given the backlog of its existing chips and strong demand for the upcoming launches of its new products.
Howmet Aerospace | Howmet Aerospace reported results that showed strength in its commercial aerospace business despite challenges in the global aerospace supply chain. Profit margins and cashflow exceeded apparent investor expectations and the company raised its dividend and increased its share repurchase program.
What detracted from performance?
Aptiv | Aptiv dealt with near-term changes in its customer and product mix that were headwinds to growth, along with increased volatility of expectations for its future earnings power.
APA | APA, an oil and natural gas exploration and production company, underperformed along with the energy sector in general.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Charter Fund (Class R5)	37.62%	13.11%	9.34%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P 500® Index	38.02%	15.27%	13.00%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$3,471,636,951
Total number of portfolio holdings	73
Total advisory fees paid	$20,283,792
Portfolio turnover rate	37%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.37%
Microsoft Corp.	6.99%
Apple, Inc.	5.75%
Amazon.com, Inc.	4.54%
Meta Platforms, Inc., Class A	3.49%
JPMorgan Chase & Co.	2.68%
Alphabet, Inc., Class A	2.35%
Eli Lilly and Co.	2.06%
Broadcom, Inc.	1.91%
Fiserv, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Charter Fund
Class R6: CHFTX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Charter Fund (Class R6)	$82	0.69%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence (AI) were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class R6 shares of the Fund returned 37.67%. For the same time period, the Russell 1000® Index returned 38.07%. The Fund underperformed its benchmark mainly as a result of stock selection in the consumer discretionary, industrials, and energy sectors. Stronger stock selection in the information technology, financials, and health care sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA reported results reflecting continued revenue growth and high profit margins while commenting that AI-related demand should remain durable for the foreseeable future given the backlog of its existing chips and strong demand for the upcoming launches of its new products.
Howmet Aerospace | Howmet Aerospace reported results that showed strength in its commercial aerospace business despite challenges in the global aerospace supply chain. Profit margins and cashflow exceeded apparent investor expectations and the company raised its dividend and increased its share repurchase program.
What detracted from performance?
Aptiv | Aptiv dealt with near-term changes in its customer and product mix that were headwinds to growth, along with increased volatility of expectations for its future earnings power.
APA | APA, an oil and natural gas exploration and production company, underperformed along with the energy sector in general.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Charter Fund (Class R6)	37.67%	13.19%	9.41%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P 500® Index	38.02%	15.27%	13.00%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$3,471,636,951
Total number of portfolio holdings	73
Total advisory fees paid	$20,283,792
Portfolio turnover rate	37%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.37%
Microsoft Corp.	6.99%
Apple, Inc.	5.75%
Amazon.com, Inc.	4.54%
Meta Platforms, Inc., Class A	3.49%
JPMorgan Chase & Co.	2.68%
Alphabet, Inc., Class A	2.35%
Eli Lilly and Co.	2.06%
Broadcom, Inc.	1.91%
Fiserv, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Diversified Dividend Fund
Class A: LCEAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Diversified Dividend Fund (Class A)	$95	0.83%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, investor expectations regarding the end of Federal Reserve interest rate hikes consistently influenced market performance, contributing to gains in US equity markets during the period. Technology and communication services stocks, particularly those linked to artificial intelligence (AI), delivered strong outperformance relative to value and dividend paying stocks. The Fund underperformed the Russell 1000® Value Index primarily due to stock selection in the consumer discretionary sector. These results were partially offset by strong stock selection within the consumer staples sector.
• For the fiscal year ended October 31, 2024, Class A shares of the Fund, excluding sales charge, returned 28.08%. For the same time period, the Russell 1000® Value Index returned 30.98%.
What contributed to performance?
JP Morgan Chase & Co. | Shares of JPMorgan Chase rose along with the financial sector in general during the fiscal year. Management reported strong earnings during the period and were buoyed by the election results, which contributed to momentum late in the period.
Walmart, Inc. | Walmart benefited from pricing rollbacks and an expanding customer base as consumers across income cohorts gravitated toward convenience. The discount retailer has made great progress on ecommerce profitability, driven by scale efficiencies, automation and generative AI.
What detracted from performance?
Elevance Health | Elevance Health shares plummeted during the fiscal year after the insurer reported lower-than-expected earnings and revised its outlook downward due to changes in Medicaid that reduced membership rolls. The insurer noted that Medicaid membership fell by 19% year-over-year in the third quarter due to eligibility redeterminations and other program changes. As a result of these Medicaid issues, Elevance lowered its full-year profit forecast.
ConocoPhillips | ConocoPhillips share price declined during the fiscal year driven by lower oil prices and from an announced acquisition of Marathon Oil. For the six months while the acquisition was pending, the company was required to temporarily pause their capital allocation plans toward share buybacks. However, the deal closed in the fourth quarter of 2024 and share buybacks have since resumed.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Diversified Dividend Fund (Class A) —including sales charge	21.02%	7.45%	7.44%
Invesco Diversified Dividend Fund (Class A) —excluding sales charge	28.08%	8.67%	8.05%
Russell 1000® Value Index	30.98%	10.14%	8.87%
S&P 500® Index	38.02%	15.27%	13.00%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$11,184,156,103
Total number of portfolio holdings	81
Total advisory fees paid	$45,756,275
Portfolio turnover rate	47%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.35%
Walmart, Inc.	3.25%
Philip Morris International, Inc.	3.14%
UnitedHealth Group, Inc.	2.94%
Johnson & Johnson	2.53%
Chevron Corp.	2.31%
Entergy Corp.	2.24%
PNC Financial Services Group, Inc. (The)	2.19%
Lowe's Cos., Inc.	2.19%
McDonald's Corp.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Diversified Dividend Fund
Class C: LCEVX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Diversified Dividend Fund (Class C)	$179	1.58%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, investor expectations regarding the end of Federal Reserve interest rate hikes consistently influenced market performance, contributing to gains in US equity markets during the period. Technology and communication services stocks, particularly those linked to artificial intelligence (AI), delivered strong outperformance relative to value and dividend paying stocks. The Fund underperformed the Russell 1000® Value Index primarily due to stock selection in the consumer discretionary sector. These results were partially offset by strong stock selection within the consumer staples sector.
• For the fiscal year ended October 31, 2024, Class C shares of the Fund, excluding sales charge, returned 27.14%. For the same time period, the Russell 1000® Value Index returned 30.98%.
What contributed to performance?
JP Morgan Chase & Co. | Shares of JPMorgan Chase rose along with the financial sector in general during the fiscal year. Management reported strong earnings during the period and were buoyed by the election results, which contributed to momentum late in the period.
Walmart, Inc. | Walmart benefited from pricing rollbacks and an expanding customer base as consumers across income cohorts gravitated toward convenience. The discount retailer has made great progress on ecommerce profitability, driven by scale efficiencies, automation and generative AI.
What detracted from performance?
Elevance Health | Elevance Health shares plummeted during the fiscal year after the insurer reported lower-than-expected earnings and revised its outlook downward due to changes in Medicaid that reduced membership rolls. The insurer noted that Medicaid membership fell by 19% year-over-year in the third quarter due to eligibility redeterminations and other program changes. As a result of these Medicaid issues, Elevance lowered its full-year profit forecast.
ConocoPhillips | ConocoPhillips share price declined during the fiscal year driven by lower oil prices and from an announced acquisition of Marathon Oil. For the six months while the acquisition was pending, the company was required to temporarily pause their capital allocation plans toward share buybacks. However, the deal closed in the fourth quarter of 2024 and share buybacks have since resumed.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Diversified Dividend Fund (Class C) —including sales charge	26.14%	7.86%	7.40%
Invesco Diversified Dividend Fund (Class C) —excluding sales charge	27.14%	7.86%	7.40%
Russell 1000® Value Index	30.98%	10.14%	8.87%
S&P 500® Index	38.02%	15.27%	13.00%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$11,184,156,103
Total number of portfolio holdings	81
Total advisory fees paid	$45,756,275
Portfolio turnover rate	47%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.35%
Walmart, Inc.	3.25%
Philip Morris International, Inc.	3.14%
UnitedHealth Group, Inc.	2.94%
Johnson & Johnson	2.53%
Chevron Corp.	2.31%
Entergy Corp.	2.24%
PNC Financial Services Group, Inc. (The)	2.19%
Lowe's Cos., Inc.	2.19%
McDonald's Corp.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Diversified Dividend Fund
Class R: DDFRX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Diversified Dividend Fund (Class R)	$123	1.08%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, investor expectations regarding the end of Federal Reserve interest rate hikes consistently influenced market performance, contributing to gains in US equity markets during the period. Technology and communication services stocks, particularly those linked to artificial intelligence (AI), delivered strong outperformance relative to value and dividend paying stocks. The Fund underperformed the Russell 1000® Value Index primarily due to stock selection in the consumer discretionary sector. These results were partially offset by strong stock selection within the consumer staples sector.
• For the fiscal year ended October 31, 2024, Class R shares of the Fund returned 27.82%. For the same time period, the Russell 1000® Value Index returned 30.98%.
What contributed to performance?
JP Morgan Chase & Co. | Shares of JPMorgan Chase rose along with the financial sector in general during the fiscal year. Management reported strong earnings during the period and were buoyed by the election results, which contributed to momentum late in the period.
Walmart, Inc. | Walmart benefited from pricing rollbacks and an expanding customer base as consumers across income cohorts gravitated toward convenience. The discount retailer has made great progress on ecommerce profitability, driven by scale efficiencies, automation and generative AI.
What detracted from performance?
Elevance Health | Elevance Health shares plummeted during the fiscal year after the insurer reported lower-than-expected earnings and revised its outlook downward due to changes in Medicaid that reduced membership rolls. The insurer noted that Medicaid membership fell by 19% year-over-year in the third quarter due to eligibility redeterminations and other program changes. As a result of these Medicaid issues, Elevance lowered its full-year profit forecast.
ConocoPhillips | ConocoPhillips share price declined during the fiscal year driven by lower oil prices and from an announced acquisition of Marathon Oil. For the six months while the acquisition was pending, the company was required to temporarily pause their capital allocation plans toward share buybacks. However, the deal closed in the fourth quarter of 2024 and share buybacks have since resumed.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Diversified Dividend Fund (Class R)	27.82%	8.39%	7.78%
Russell 1000® Value Index	30.98%	10.14%	8.87%
S&P 500® Index	38.02%	15.27%	13.00%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$11,184,156,103
Total number of portfolio holdings	81
Total advisory fees paid	$45,756,275
Portfolio turnover rate	47%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.35%
Walmart, Inc.	3.25%
Philip Morris International, Inc.	3.14%
UnitedHealth Group, Inc.	2.94%
Johnson & Johnson	2.53%
Chevron Corp.	2.31%
Entergy Corp.	2.24%
PNC Financial Services Group, Inc. (The)	2.19%
Lowe's Cos., Inc.	2.19%
McDonald's Corp.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Diversified Dividend Fund
Class Y: LCEYX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Diversified Dividend Fund (Class Y)	$66	0.58%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, investor expectations regarding the end of Federal Reserve interest rate hikes consistently influenced market performance, contributing to gains in US equity markets during the period. Technology and communication services stocks, particularly those linked to artificial intelligence (AI), delivered strong outperformance relative to value and dividend paying stocks. The Fund underperformed the Russell 1000® Value Index primarily due to stock selection in the consumer discretionary sector. These results were partially offset by strong stock selection within the consumer staples sector.
• For the fiscal year ended October 31, 2024, Class Y shares of the Fund returned 28.37%. For the same time period, the Russell 1000® Value Index returned 30.98%.
What contributed to performance?
JP Morgan Chase & Co. | Shares of JPMorgan Chase rose along with the financial sector in general during the fiscal year. Management reported strong earnings during the period and were buoyed by the election results, which contributed to momentum late in the period.
Walmart, Inc. | Walmart benefited from pricing rollbacks and an expanding customer base as consumers across income cohorts gravitated toward convenience. The discount retailer has made great progress on ecommerce profitability, driven by scale efficiencies, automation and generative AI.
What detracted from performance?
Elevance Health | Elevance Health shares plummeted during the fiscal year after the insurer reported lower-than-expected earnings and revised its outlook downward due to changes in Medicaid that reduced membership rolls. The insurer noted that Medicaid membership fell by 19% year-over-year in the third quarter due to eligibility redeterminations and other program changes. As a result of these Medicaid issues, Elevance lowered its full-year profit forecast.
ConocoPhillips | ConocoPhillips share price declined during the fiscal year driven by lower oil prices and from an announced acquisition of Marathon Oil. For the six months while the acquisition was pending, the company was required to temporarily pause their capital allocation plans toward share buybacks. However, the deal closed in the fourth quarter of 2024 and share buybacks have since resumed.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Diversified Dividend Fund (Class Y)	28.37%	8.93%	8.32%
Russell 1000® Value Index	30.98%	10.14%	8.87%
S&P 500® Index	38.02%	15.27%	13.00%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$11,184,156,103
Total number of portfolio holdings	81
Total advisory fees paid	$45,756,275
Portfolio turnover rate	47%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.35%
Walmart, Inc.	3.25%
Philip Morris International, Inc.	3.14%
UnitedHealth Group, Inc.	2.94%
Johnson & Johnson	2.53%
Chevron Corp.	2.31%
Entergy Corp.	2.24%
PNC Financial Services Group, Inc. (The)	2.19%
Lowe's Cos., Inc.	2.19%
McDonald's Corp.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Diversified Dividend Fund
Investor Class: LCEIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Diversified Dividend Fund (Investor Class)	$82	0.72%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, investor expectations regarding the end of Federal Reserve interest rate hikes consistently influenced market performance, contributing to gains in US equity markets during the period. Technology and communication services stocks, particularly those linked to artificial intelligence (AI), delivered strong outperformance relative to value and dividend paying stocks. The Fund underperformed the Russell 1000® Value Index primarily due to stock selection in the consumer discretionary sector. These results were partially offset by strong stock selection within the consumer staples sector.
• For the fiscal year ended October 31, 2024, Investor Class shares of the Fund returned 28.20%. For the same time period, the Russell 1000® Value Index returned 30.98%.
What contributed to performance?
JP Morgan Chase & Co. | Shares of JPMorgan Chase rose along with the financial sector in general during the fiscal year. Management reported strong earnings during the period and were buoyed by the election results, which contributed to momentum late in the period.
Walmart, Inc. | Walmart benefited from pricing rollbacks and an expanding customer base as consumers across income cohorts gravitated toward convenience. The discount retailer has made great progress on ecommerce profitability, driven by scale efficiencies, automation and generative AI.
What detracted from performance?
Elevance Health | Elevance Health shares plummeted during the fiscal year after the insurer reported lower-than-expected earnings and revised its outlook downward due to changes in Medicaid that reduced membership rolls. The insurer noted that Medicaid membership fell by 19% year-over-year in the third quarter due to eligibility redeterminations and other program changes. As a result of these Medicaid issues, Elevance lowered its full-year profit forecast.
ConocoPhillips | ConocoPhillips share price declined during the fiscal year driven by lower oil prices and from an announced acquisition of Marathon Oil. For the six months while the acquisition was pending, the company was required to temporarily pause their capital allocation plans toward share buybacks. However, the deal closed in the fourth quarter of 2024 and share buybacks have since resumed.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Diversified Dividend Fund (Investor Class)	28.20%	8.78%	8.13%
Russell 1000® Value Index	30.98%	10.14%	8.87%
S&P 500® Index	38.02%	15.27%	13.00%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$11,184,156,103
Total number of portfolio holdings	81
Total advisory fees paid	$45,756,275
Portfolio turnover rate	47%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.35%
Walmart, Inc.	3.25%
Philip Morris International, Inc.	3.14%
UnitedHealth Group, Inc.	2.94%
Johnson & Johnson	2.53%
Chevron Corp.	2.31%
Entergy Corp.	2.24%
PNC Financial Services Group, Inc. (The)	2.19%
Lowe's Cos., Inc.	2.19%
McDonald's Corp.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Diversified Dividend Fund
Class R5: DDFIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Diversified Dividend Fund (Class R5)	$63	0.55%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, investor expectations regarding the end of Federal Reserve interest rate hikes consistently influenced market performance, contributing to gains in US equity markets during the period. Technology and communication services stocks, particularly those linked to artificial intelligence (AI), delivered strong outperformance relative to value and dividend paying stocks. The Fund underperformed the Russell 1000® Value Index primarily due to stock selection in the consumer discretionary sector. These results were partially offset by strong stock selection within the consumer staples sector.
• For the fiscal year ended October 31, 2024, Class R5 shares of the Fund returned 28.44%. For the same time period, the Russell 1000® Value Index returned 30.98%.
What contributed to performance?
JP Morgan Chase & Co. | Shares of JPMorgan Chase rose along with the financial sector in general during the fiscal year. Management reported strong earnings during the period and were buoyed by the election results, which contributed to momentum late in the period.
Walmart, Inc. | Walmart benefited from pricing rollbacks and an expanding customer base as consumers across income cohorts gravitated toward convenience. The discount retailer has made great progress on ecommerce profitability, driven by scale efficiencies, automation and generative AI.
What detracted from performance?
Elevance Health | Elevance Health shares plummeted during the fiscal year after the insurer reported lower-than-expected earnings and revised its outlook downward due to changes in Medicaid that reduced membership rolls. The insurer noted that Medicaid membership fell by 19% year-over-year in the third quarter due to eligibility redeterminations and other program changes. As a result of these Medicaid issues, Elevance lowered its full-year profit forecast.
ConocoPhillips | ConocoPhillips share price declined during the fiscal year driven by lower oil prices and from an announced acquisition of Marathon Oil. For the six months while the acquisition was pending, the company was required to temporarily pause their capital allocation plans toward share buybacks. However, the deal closed in the fourth quarter of 2024 and share buybacks have since resumed.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Diversified Dividend Fund (Class R5)	28.44%	8.99%	8.37%
Russell 1000® Value Index	30.98%	10.14%	8.87%
S&P 500® Index	38.02%	15.27%	13.00%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$11,184,156,103
Total number of portfolio holdings	81
Total advisory fees paid	$45,756,275
Portfolio turnover rate	47%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.35%
Walmart, Inc.	3.25%
Philip Morris International, Inc.	3.14%
UnitedHealth Group, Inc.	2.94%
Johnson & Johnson	2.53%
Chevron Corp.	2.31%
Entergy Corp.	2.24%
PNC Financial Services Group, Inc. (The)	2.19%
Lowe's Cos., Inc.	2.19%
McDonald's Corp.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Diversified Dividend Fund
Class R6: LCEFX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Diversified Dividend Fund (Class R6)	$55	0.48%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024,investor expectations regarding the end of Federal Reserve interest rate hikes consistently influenced market performance, contributing to gains in US equity markets during the period. Technology and communication services stocks, particularly those linked to artificial intelligence (AI), delivered strong outperformance relative to value and dividend paying stocks. The Fund underperformed the Russell 1000® Value Index primarily due to stock selection in the consumer discretionary sector. These results were partially offset by strong stock selection within the consumer staples sector.
• For the fiscal year ended October 31, 2024, Class R6 shares of the Fund returned 28.52%. For the same time period, the Russell 1000® Value Index returned 30.98%.
What contributed to performance?
JP Morgan Chase & Co. | Shares of JPMorgan Chase rose along with the financial sector in general during the fiscal year. Management reported strong earnings during the period and were buoyed by the election results, which contributed to momentum late in the period.
Walmart, Inc. | Walmart benefited from pricing rollbacks and an expanding customer base as consumers across income cohorts gravitated toward convenience. The discount retailer has made great progress on ecommerce profitability, driven by scale efficiencies, automation and generative AI.
What detracted from performance?
Elevance Health | Elevance Health shares plummeted during the fiscal year after the insurer reported lower-than-expected earnings and revised its outlook downward due to changes in Medicaid that reduced membership rolls. The insurer noted that Medicaid membership fell by 19% year-over-year in the third quarter due to eligibility redeterminations and other program changes. As a result of these Medicaid issues, Elevance lowered its full-year profit forecast.
ConocoPhillips | ConocoPhillips share price declined during the fiscal year driven by lower oil prices and from an announced acquisition of Marathon Oil. For the six months while the acquisition was pending, the company was required to temporarily pause their capital allocation plans toward share buybacks. However, the deal closed in the fourth quarter of 2024 and share buybacks have since resumed.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Diversified Dividend Fund (Class R6)	28.52%	9.07%	8.47%
Russell 1000® Value Index	30.98%	10.14%	8.87%
S&P 500® Index	38.02%	15.27%	13.00%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$11,184,156,103
Total number of portfolio holdings	81
Total advisory fees paid	$45,756,275
Portfolio turnover rate	47%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.35%
Walmart, Inc.	3.25%
Philip Morris International, Inc.	3.14%
UnitedHealth Group, Inc.	2.94%
Johnson & Johnson	2.53%
Chevron Corp.	2.31%
Entergy Corp.	2.24%
PNC Financial Services Group, Inc. (The)	2.19%
Lowe's Cos., Inc.	2.19%
McDonald's Corp.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Main Street All Cap Fund®
Class A: OMSOX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street All Cap Fund® (Class A)	$124	1.03%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence (AI) were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class A shares of the Fund, excluding sales charge, returned 40.43%. For the same time period, the Russell 3000® Index returned 37.86%. The Fund outperformed its benchmark mainly as a result of stock selection in the information technology, health care and consumer staples sectors. Weaker stock selection in the industrials, energy and real estate sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA reported results reflecting continued revenue growth and high profit margins while commenting that AI-related demand should remain durable for the foreseeable future given the backlog of its existing chips and strong demand for the upcoming launches of its new products.
Tenet Healthcare Corp. | Tenet reported strong results driven by revenue growth in its ambulatory surgery centers and hospitals. More procedures have been moving from acute care hospitals into ambulatory surgical centers, which has helped to boost the company’s earnings and profit margins.
What detracted from performance?
Exxon Mobil Corp. | Exxon Mobil and the energy sector in general underperformed the broader market as oil prices declined.
Constellation Brands, Inc. | Constellation Brands underperformed due to higher raw material costs affecting profit margins and apparent concerns that volume growth may decelerate compared to previous strong market share gains.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street All Cap Fund® (Class A) —including sales charge	32.71%	13.73%	10.42%
Invesco Main Street All Cap Fund® (Class A) —excluding sales charge	40.43%	15.02%	11.05%
Russell 3000® Index	37.86%	14.60%	12.44%
S&P 500® Index	38.02%	15.27%	13.00%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Main Street All Cap Fund®, (the predecessor fund), were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Russell 3000® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,451,177,577
Total number of portfolio holdings	79
Total advisory fees paid	$8,712,621
Portfolio turnover rate	54%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.59%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.39%
Meta Platforms, Inc., Class A	3.79%
Alphabet, Inc., Class A	2.96%
JPMorgan Chase & Co.	2.91%
Exxon Mobil Corp.	2.73%
Eli Lilly and Co.	2.11%
Broadcom, Inc.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Main Street All Cap Fund®
Class C: OMSCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street All Cap Fund® (Class C)	$214	1.79%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence (AI) were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class C shares of the Fund, excluding sales charge, returned 39.41%. For the same time period, the Russell 3000® Index returned 37.86%. The Fund outperformed its benchmark mainly as a result of stock selection in the information technology, health care and consumer staples sectors. Weaker stock selection in the industrials, energy and real estate sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA reported results reflecting continued revenue growth and high profit margins while commenting that AI-related demand should remain durable for the foreseeable future given the backlog of its existing chips and strong demand for the upcoming launches of its new products.
Tenet Healthcare Corp. | Tenet reported strong results driven by revenue growth in its ambulatory surgery centers and hospitals. More procedures have been moving from acute care hospitals into ambulatory surgical centers, which has helped to boost the company’s earnings and profit margins.
What detracted from performance?
Exxon Mobil Corp. | Exxon Mobil and the energy sector in general underperformed the broader market as oil prices declined.
Constellation Brands, Inc. | Constellation Brands underperformed due to higher raw material costs affecting profit margins and apparent concerns that volume growth may decelerate compared to previous strong market share gains.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street All Cap Fund® (Class C) —including sales charge	38.41%	14.18%	10.38%
Invesco Main Street All Cap Fund® (Class C) —excluding sales charge	39.41%	14.18%	10.38%
Russell 3000® Index	37.86%	14.60%	12.44%
S&P 500® Index	38.02%	15.27%	13.00%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Main Street All Cap Fund®, (the predecessor fund), were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Russell 3000® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,451,177,577
Total number of portfolio holdings	79
Total advisory fees paid	$8,712,621
Portfolio turnover rate	54%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.59%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.39%
Meta Platforms, Inc., Class A	3.79%
Alphabet, Inc., Class A	2.96%
JPMorgan Chase & Co.	2.91%
Exxon Mobil Corp.	2.73%
Eli Lilly and Co.	2.11%
Broadcom, Inc.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Main Street All Cap Fund®
Class R: OMSNX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street All Cap Fund® (Class R)	$155	1.29%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence (AI) were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class R shares of the Fund returned 40.06%. For the same time period, the Russell 3000® Index returned 37.86%. The Fund outperformed its benchmark mainly as a result of stock selection in the information technology, health care and consumer staples sectors. Weaker stock selection in the industrials, energy and real estate sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA reported results reflecting continued revenue growth and high profit margins while commenting that AI-related demand should remain durable for the foreseeable future given the backlog of its existing chips and strong demand for the upcoming launches of its new products.
Tenet Healthcare Corp. | Tenet reported strong results driven by revenue growth in its ambulatory surgery centers and hospitals. More procedures have been moving from acute care hospitals into ambulatory surgical centers, which has helped to boost the company’s earnings and profit margins.
What detracted from performance?
Exxon Mobil Corp. | Exxon Mobil and the energy sector in general underperformed the broader market as oil prices declined.
Constellation Brands, Inc. | Constellation Brands underperformed due to higher raw material costs affecting profit margins and apparent concerns that volume growth may decelerate compared to previous strong market share gains.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street All Cap Fund® (Class R)	40.06%	14.74%	10.77%
Russell 3000® Index	37.86%	14.60%	12.44%
S&P 500® Index	38.02%	15.27%	13.00%
Effective after the close of business on May 24, 2019, Class R shares of Oppenheimer Main Street All Cap Fund®, (the predecessor fund), were reorganized into Class R shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class R shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Russell 3000® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,451,177,577
Total number of portfolio holdings	79
Total advisory fees paid	$8,712,621
Portfolio turnover rate	54%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.59%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.39%
Meta Platforms, Inc., Class A	3.79%
Alphabet, Inc., Class A	2.96%
JPMorgan Chase & Co.	2.91%
Exxon Mobil Corp.	2.73%
Eli Lilly and Co.	2.11%
Broadcom, Inc.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Main Street All Cap Fund®
Class Y: OMSYX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street All Cap Fund® (Class Y)	$95	0.79%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence (AI) were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class Y shares of the Fund returned 40.74%. For the same time period, the Russell 3000® Index returned 37.86%. The Fund outperformed its benchmark mainly as a result of stock selection in the information technology, health care and consumer staples sectors. Weaker stock selection in the industrials, energy and real estate sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA reported results reflecting continued revenue growth and high profit margins while commenting that AI-related demand should remain durable for the foreseeable future given the backlog of its existing chips and strong demand for the upcoming launches of its new products.
Tenet Healthcare Corp. | Tenet reported strong results driven by revenue growth in its ambulatory surgery centers and hospitals. More procedures have been moving from acute care hospitals into ambulatory surgical centers, which has helped to boost the company’s earnings and profit margins.
What detracted from performance?
Exxon Mobil Corp. | Exxon Mobil and the energy sector in general underperformed the broader market as oil prices declined.
Constellation Brands, Inc. | Constellation Brands underperformed due to higher raw material costs affecting profit margins and apparent concerns that volume growth may decelerate compared to previous strong market share gains.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street All Cap Fund® (Class Y)	40.74%	15.31%	11.32%
Russell 3000® Index	37.86%	14.60%	12.44%
S&P 500® Index	38.02%	15.27%	13.00%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Main Street All Cap Fund®, (the predecessor fund), were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Russell 3000® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,451,177,577
Total number of portfolio holdings	79
Total advisory fees paid	$8,712,621
Portfolio turnover rate	54%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.59%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.39%
Meta Platforms, Inc., Class A	3.79%
Alphabet, Inc., Class A	2.96%
JPMorgan Chase & Co.	2.91%
Exxon Mobil Corp.	2.73%
Eli Lilly and Co.	2.11%
Broadcom, Inc.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Main Street All Cap Fund®
Class R5: MSAZX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street All Cap Fund® (Class R5)	$87	0.72%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence (AI) were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class R5 shares of the Fund returned 40.94%. For the same time period, the Russell 3000® Index returned 37.86%. The Fund outperformed its benchmark mainly as a result of stock selection in the information technology, health care and consumer staples sectors. Weaker stock selection in the industrials, energy and real estate sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA reported results reflecting continued revenue growth and high profit margins while commenting that AI-related demand should remain durable for the foreseeable future given the backlog of its existing chips and strong demand for the upcoming launches of its new products.
Tenet Healthcare Corp. | Tenet reported strong results driven by revenue growth in its ambulatory surgery centers and hospitals. More procedures have been moving from acute care hospitals into ambulatory surgical centers, which has helped to boost the company’s earnings and profit margins.
What detracted from performance?
Exxon Mobil Corp. | Exxon Mobil and the energy sector in general underperformed the broader market as oil prices declined.
Constellation Brands, Inc. | Constellation Brands underperformed due to higher raw material costs affecting profit margins and apparent concerns that volume growth may decelerate compared to previous strong market share gains.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street All Cap Fund® (Class R5)	40.94%	15.40%	11.25%
Russell 3000® Index	37.86%	14.60%	12.44%
S&P 500® Index	38.02%	15.27%	13.00%
Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of Oppenheimer Main Street All Cap Fund®'s (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Russell 3000® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,451,177,577
Total number of portfolio holdings	79
Total advisory fees paid	$8,712,621
Portfolio turnover rate	54%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.59%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.39%
Meta Platforms, Inc., Class A	3.79%
Alphabet, Inc., Class A	2.96%
JPMorgan Chase & Co.	2.91%
Exxon Mobil Corp.	2.73%
Eli Lilly and Co.	2.11%
Broadcom, Inc.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Main Street All Cap Fund®
Class R6: IOAPX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street All Cap Fund® (Class R6)	$87	0.72%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence (AI) were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class R6 shares of the Fund returned 40.85%. For the same time period, the Russell 3000® Index returned 37.86%. The Fund outperformed its benchmark mainly as a result of stock selection in the information technology, health care and consumer staples sectors. Weaker stock selection in the industrials, energy and real estate sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA reported results reflecting continued revenue growth and high profit margins while commenting that AI-related demand should remain durable for the foreseeable future given the backlog of its existing chips and strong demand for the upcoming launches of its new products.
Tenet Healthcare Corp. | Tenet reported strong results driven by revenue growth in its ambulatory surgery centers and hospitals. More procedures have been moving from acute care hospitals into ambulatory surgical centers, which has helped to boost the company’s earnings and profit margins.
What detracted from performance?
Exxon Mobil Corp. | Exxon Mobil and the energy sector in general underperformed the broader market as oil prices declined.
Constellation Brands, Inc. | Constellation Brands underperformed due to higher raw material costs affecting profit margins and apparent concerns that volume growth may decelerate compared to previous strong market share gains.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street All Cap Fund® (Class R6)	40.85%	15.42%	11.26%
Russell 3000® Index	37.86%	14.60%	12.44%
S&P 500® Index	38.02%	15.27%	13.00%
Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of Oppenheimer Main Street All Cap Fund®'s (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Russell 3000® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,451,177,577
Total number of portfolio holdings	79
Total advisory fees paid	$8,712,621
Portfolio turnover rate	54%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.59%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.39%
Meta Platforms, Inc., Class A	3.79%
Alphabet, Inc., Class A	2.96%
JPMorgan Chase & Co.	2.91%
Exxon Mobil Corp.	2.73%
Eli Lilly and Co.	2.11%
Broadcom, Inc.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Main Street Fund®
Class A: MSIGX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Fund® (Class A)	$95	0.80%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class A shares of the Fund, excluding sales charge, returned 38.21%. For the same time period, the S&P 500® Index returned 38.02%. The Fund outperformed its benchmark mainly as a result of stock selection in the information technology, financials, and health care sectors. Weaker stock selection in the industrials, consumer discretionary, and real estate sectors partially offset these results.
What contributed to performance?
Tenet Healthcare | Tenet reported strong results driven by revenue growth in its ambulatory surgery centers and hospitals. More procedures have been moving from acute care hospitals into ambulatory surgical centers, which has helped to boost the company’s earnings and profit margins.
American Express | American Express returned strong results, and the market seemed to view declining interest rates and an increasingly likely soft economic landing as supportive for the company’s credit card business.
What detracted from performance?
Constellation Brands | Constellation Brands underperformed due to higher raw material costs affecting profit margins and apparent concerns that volume growth may decelerate compared to previous strong market share gains.
United Parcel Service | UPS underperformed as it has been going through a transition period in the aftermath of a major contract renewal with its union. Heading into the negotiations, customers diverted volumes given the uncertainty.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Fund® (Class A) —including sales charge	30.60%	11.77%	10.49%
Invesco Main Street Fund® (Class A) —excluding sales charge	38.21%	13.04%	11.11%
S&P 500® Index	38.02%	15.27%	13.00%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Main Street Fund®, (the predecessor fund), were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$10,770,702,252
Total number of portfolio holdings	71
Total advisory fees paid	$45,243,308
Portfolio turnover rate	39%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.43%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.60%
Alphabet, Inc., Class A	3.16%
Meta Platforms, Inc., Class A	3.14%
Exxon Mobil Corp.	2.94%
JPMorgan Chase & Co.	2.88%
Philip Morris International, Inc.	2.67%
Fiserv, Inc.	2.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Main Street Fund®
Class C: MIGCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Fund® (Class C)	$186	1.57%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class C shares of the Fund, excluding sales charge, returned 37.16%. For the same time period, the S&P 500® Index returned 38.02%. The Fund outperformed its benchmark, excluding class specific Fund expenses, mainly as a result of stock selection in the information technology, financials, and health care sectors. Weaker stock selection in the industrials, consumer discretionary, and real estate sectors partially offset these results.
What contributed to performance?
Tenet Healthcare | Tenet reported strong results driven by revenue growth in its ambulatory surgery centers and hospitals. More procedures have been moving from acute care hospitals into ambulatory surgical centers, which has helped to boost the company’s earnings and profit margins.
American Express | American Express returned strong results, and the market seemed to view declining interest rates and an increasingly likely soft economic landing as supportive for the company’s credit card business.
What detracted from performance?
Constellation Brands | Constellation Brands underperformed due to higher raw material costs affecting profit margins and apparent concerns that volume growth may decelerate compared to previous strong market share gains.
United Parcel Service | UPS underperformed as it has been going through a transition period in the aftermath of a major contract renewal with its union. Heading into the negotiations, customers diverted volumes given the uncertainty.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Fund® (Class C) —including sales charge	36.14%	12.17%	10.44%
Invesco Main Street Fund® (Class C) —excluding sales charge	37.16%	12.17%	10.44%
S&P 500® Index	38.02%	15.27%	13.00%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Main Street Fund®, (the predecessor fund), were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$10,770,702,252
Total number of portfolio holdings	71
Total advisory fees paid	$45,243,308
Portfolio turnover rate	39%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.43%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.60%
Alphabet, Inc., Class A	3.16%
Meta Platforms, Inc., Class A	3.14%
Exxon Mobil Corp.	2.94%
JPMorgan Chase & Co.	2.88%
Philip Morris International, Inc.	2.67%
Fiserv, Inc.	2.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Main Street Fund®
Class R: OMGNX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Fund® (Class R)	$127	1.07%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class R shares of the Fund returned 37.83%. For the same time period, the S&P 500® Index returned 38.02%. The Fund outperformed its benchmark, excluding class specific Fund expenses, mainly as a result of stock selection in the information technology, financials, and health care sectors. Weaker stock selection in the industrials, consumer discretionary, and real estate sectors partially offset these results.
What contributed to performance?
Tenet Healthcare | Tenet reported strong results driven by revenue growth in its ambulatory surgery centers and hospitals. More procedures have been moving from acute care hospitals into ambulatory surgical centers, which has helped to boost the company’s earnings and profit margins.
American Express | American Express returned strong results, and the market seemed to view declining interest rates and an increasingly likely soft economic landing as supportive for the company’s credit card business.
What detracted from performance?
Constellation Brands | Constellation Brands underperformed due to higher raw material costs affecting profit margins and apparent concerns that volume growth may decelerate compared to previous strong market share gains.
United Parcel Service | UPS underperformed as it has been going through a transition period in the aftermath of a major contract renewal with its union. Heading into the negotiations, customers diverted volumes given the uncertainty.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Fund® (Class R)	37.83%	12.74%	10.82%
S&P 500® Index	38.02%	15.27%	13.00%
Effective after the close of business on May 24, 2019, Class R shares of Oppenheimer Main Street Fund®, (the predecessor fund), were reorganized into Class R shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class R shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$10,770,702,252
Total number of portfolio holdings	71
Total advisory fees paid	$45,243,308
Portfolio turnover rate	39%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.43%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.60%
Alphabet, Inc., Class A	3.16%
Meta Platforms, Inc., Class A	3.14%
Exxon Mobil Corp.	2.94%
JPMorgan Chase & Co.	2.88%
Philip Morris International, Inc.	2.67%
Fiserv, Inc.	2.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Main Street Fund®
Class Y: MIGYX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Fund® (Class Y)	$68	0.57%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class Y shares of the Fund returned 38.53%. For the same time period, the S&P 500® Index returned 38.02%. The Fund outperformed its benchmark mainly as a result of stock selection in the information technology, financials, and health care sectors. Weaker stock selection in the industrials, consumer discretionary, and real estate sectors partially offset these results.
What contributed to performance?
Tenet Healthcare | Tenet reported strong results driven by revenue growth in its ambulatory surgery centers and hospitals. More procedures have been moving from acute care hospitals into ambulatory surgical centers, which has helped to boost the company’s earnings and profit margins.
American Express | American Express returned strong results, and the market seemed to view declining interest rates and an increasingly likely soft economic landing as supportive for the company’s credit card business.
What detracted from performance?
Constellation Brands | Constellation Brands underperformed due to higher raw material costs affecting profit margins and apparent concerns that volume growth may decelerate compared to previous strong market share gains.
United Parcel Service | UPS underperformed as it has been going through a transition period in the aftermath of a major contract renewal with its union. Heading into the negotiations, customers diverted volumes given the uncertainty.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Fund® (Class Y)	38.53%	13.30%	11.37%
S&P 500® Index	38.02%	15.27%	13.00%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Main Street Fund®, (the predecessor fund), were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$10,770,702,252
Total number of portfolio holdings	71
Total advisory fees paid	$45,243,308
Portfolio turnover rate	39%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.43%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.60%
Alphabet, Inc., Class A	3.16%
Meta Platforms, Inc., Class A	3.14%
Exxon Mobil Corp.	2.94%
JPMorgan Chase & Co.	2.88%
Philip Morris International, Inc.	2.67%
Fiserv, Inc.	2.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Main Street Fund®
Class R5: MSJFX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Fund® (Class R5)	$60	0.50%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class R5 shares of the Fund returned 38.63%. For the same time period, the S&P 500® Index returned 38.02%. The Fund outperformed its benchmark mainly as a result of stock selection in the information technology, financials, and health care sectors. Weaker stock selection in the industrials, consumer discretionary, and real estate sectors partially offset these results.
What contributed to performance?
Tenet Healthcare | Tenet reported strong results driven by revenue growth in its ambulatory surgery centers and hospitals. More procedures have been moving from acute care hospitals into ambulatory surgical centers, which has helped to boost the company’s earnings and profit margins.
American Express | American Express returned strong results, and the market seemed to view declining interest rates and an increasingly likely soft economic landing as supportive for the company’s credit card business.
What detracted from performance?
Constellation Brands | Constellation Brands underperformed due to higher raw material costs affecting profit margins and apparent concerns that volume growth may decelerate compared to previous strong market share gains.
United Parcel Service | UPS underperformed as it has been going through a transition period in the aftermath of a major contract renewal with its union. Heading into the negotiations, customers diverted volumes given the uncertainty.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Fund® (Class R5)	38.63%	13.40%	11.31%
S&P 500® Index	38.02%	15.27%	13.00%
Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of Oppenheimer Main Street Fund®'s (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$10,770,702,252
Total number of portfolio holdings	71
Total advisory fees paid	$45,243,308
Portfolio turnover rate	39%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.43%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.60%
Alphabet, Inc., Class A	3.16%
Meta Platforms, Inc., Class A	3.14%
Exxon Mobil Corp.	2.94%
JPMorgan Chase & Co.	2.88%
Philip Morris International, Inc.	2.67%
Fiserv, Inc.	2.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Main Street Fund®
Class R6: OMSIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Fund® (Class R6)	$60	0.50%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class R6 shares of the Fund returned 38.63%. For the same time period, the S&P 500® Index returned 38.02%. The Fund outperformed its benchmark mainly as a result of stock selection in the information technology, financials, and health care sectors. Weaker stock selection in the industrials, consumer discretionary, and real estate sectors partially offset these results.
What contributed to performance?
Tenet Healthcare | Tenet reported strong results driven by revenue growth in its ambulatory surgery centers and hospitals. More procedures have been moving from acute care hospitals into ambulatory surgical centers, which has helped to boost the company’s earnings and profit margins.
American Express | American Express returned strong results, and the market seemed to view declining interest rates and an increasingly likely soft economic landing as supportive for the company’s credit card business.
What detracted from performance?
Constellation Brands | Constellation Brands underperformed due to higher raw material costs affecting profit margins and apparent concerns that volume growth may decelerate compared to previous strong market share gains.
United Parcel Service | UPS underperformed as it has been going through a transition period in the aftermath of a major contract renewal with its union. Heading into the negotiations, customers diverted volumes given the uncertainty.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Fund® (Class R6)	38.63%	13.40%	11.52%
S&P 500® Index	38.02%	15.27%	13.00%
Effective after the close of business on May 24, 2019, Class I shares of Oppenheimer Main Street Fund®, (the predecessor fund), were reorganized into Class R6 shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$10,770,702,252
Total number of portfolio holdings	71
Total advisory fees paid	$45,243,308
Portfolio turnover rate	39%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.43%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.60%
Alphabet, Inc., Class A	3.16%
Meta Platforms, Inc., Class A	3.14%
Exxon Mobil Corp.	2.94%
JPMorgan Chase & Co.	2.88%
Philip Morris International, Inc.	2.67%
Fiserv, Inc.	2.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rising Dividends Fund
Class A: OARDX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rising Dividends Fund (Class A)	$114	0.98%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, investor expectations regarding the end of the Federal Reserve interest rate hikes consistently influenced market performance, contributing to gains in US equity markets during the fiscal year. Technology and communication services stocks, particularly those linked to artificial intelligence (AI), delivered strong outperformance relative to value and dividend paying stocks.
• For the fiscal year ended October 31, 2024, Class A shares of the Fund, excluding sales charge, returned 31.76%. For the same time period, the Russell 1000® Index returned 38.07%. The Fund underperformed the Russell 1000® Index primarily due to stock selection and an underweight allocation in the communication services sector. These results were partially offset by strong stock selection within the information technology sector.
What contributed to performance?
Nvidia | Nvidia had a very busy fiscal year with positive news flow, including consecutive strong fundamental results, more “buzz” about AI in financial markets and across the broader economy, and the company’s blockbuster GTC user conference for AI developers. The chip maker also completed a stock split during the fiscal year, which drove the share price even higher. The growing size and scope of the AI opportunity and the strength of NVIDIA’s leading position has contributed to the stock’s strong performance.
Microsoft | Microsoft shares rallied during the fiscal year after delivering strong fundamental results. Microsoft also continued to benefit from investor excitement about how AI could supplement the company’s already robust technology platform.
What detracted from performance?
Microchip Technologies | Microchip Technologies struggled during the fiscal year reporting a significant plunge in revenue after coming off of a strong year in 2023 amid supply shortages in industrials. Microchip Technologies’s performance is correlated to the industrials sector although it's an information technology sector name, and broadly industrials in North America and Europe experienced weakness contributing to share price declines.
Starbucks | Despite raising its dividend, Starbucks struggled during the fiscal year after reporting consecutive quarters of underwhelming earnings results and suspending its full year 2025 forward guidance. The results come on the heels of an announced change in CEO with hopes of charting a new positive path forward. Additionally, Starbucks has struggled in international markets amid reduced sales including a 14% drop in China.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rising Dividends Fund (Class A) —including sales charge	24.49%	11.78%	9.60%
Invesco Rising Dividends Fund (Class A) —excluding sales charge	31.76%	13.06%	10.22%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P 500® Index	38.02%	15.27%	13.00%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Rising Dividend Fund, (the predecessor fund), were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$3,197,522,275
Total number of portfolio holdings	74
Total advisory fees paid	$17,776,224
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.93%
NVIDIA Corp.	5.48%
Apple, Inc.	4.78%
Walmart, Inc.	2.50%
JPMorgan Chase & Co.	2.39%
UnitedHealth Group, Inc.	2.20%
Broadcom, Inc.	2.13%
Eli Lilly and Co.	2.04%
Philip Morris International, Inc.	2.03%
Salesforce, Inc.	1.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rising Dividends Fund
Class C: OCRDX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rising Dividends Fund (Class C)	$200	1.73%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, investor expectations regarding the end of the Federal Reserve interest rate hikes consistently influenced market performance, contributing to gains in US equity markets during the fiscal year. Technology and communication services stocks, particularly those linked to artificial intelligence (AI), delivered strong outperformance relative to value and dividend paying stocks.
• For the fiscal year ended October 31, 2024, Class C shares of the Fund, excluding sales charge, returned 30.81%. For the same time period, the Russell 1000® Index returned 38.07%. The Fund underperformed the Russell 1000® Index primarily due to stock selection and an underweight allocation in the communication services sector. These results were partially offset by strong stock selection within the information technology sector.
What contributed to performance?
Nvidia | Nvidia had a very busy fiscal year with positive news flow, including consecutive strong fundamental results, more “buzz” about AI in financial markets and across the broader economy, and the company’s blockbuster GTC user conference for AI developers. The chip maker also completed a stock split during the fiscal year, which drove the share price even higher. The growing size and scope of the AI opportunity and the strength of NVIDIA’s leading position has contributed to the stock’s strong performance.
Microsoft | Microsoft shares rallied during the fiscal year after delivering strong fundamental results. Microsoft also continued to benefit from investor excitement about how AI could supplement the company’s already robust technology platform.
What detracted from performance?
Microchip Technologies | Microchip Technologies struggled during the fiscal year reporting a significant plunge in revenue after coming off of a strong year in 2023 amid supply shortages in industrials. Microchip Technologies’s performance is correlated to the industrials sector although it's an information technology sector name, and broadly industrials in North America and Europe experienced weakness contributing to share price declines.
Starbucks | Despite raising its dividend, Starbucks struggled during the fiscal year after reporting consecutive quarters of underwhelming earnings results and suspending its full year 2025 forward guidance. The results come on the heels of an announced change in CEO with hopes of charting a new positive path forward. Additionally, Starbucks has struggled in international markets amid reduced sales including a 14% drop in China.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rising Dividends Fund (Class C) —including sales charge	29.81%	12.21%	9.56%
Invesco Rising Dividends Fund (Class C) —excluding sales charge	30.81%	12.21%	9.56%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P 500® Index	38.02%	15.27%	13.00%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Rising Dividend Fund, (the predecessor fund), were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$3,197,522,275
Total number of portfolio holdings	74
Total advisory fees paid	$17,776,224
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.93%
NVIDIA Corp.	5.48%
Apple, Inc.	4.78%
Walmart, Inc.	2.50%
JPMorgan Chase & Co.	2.39%
UnitedHealth Group, Inc.	2.20%
Broadcom, Inc.	2.13%
Eli Lilly and Co.	2.04%
Philip Morris International, Inc.	2.03%
Salesforce, Inc.	1.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rising Dividends Fund
Class R: ONRDX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rising Dividends Fund (Class R)	$142	1.23%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, investor expectations regarding the end of the Federal Reserve interest rate hikes consistently influenced market performance, contributing to gains in US equity markets during the fiscal year. Technology and communication services stocks, particularly those linked to artificial intelligence (AI), delivered strong outperformance relative to value and dividend paying stocks.
• For the fiscal year ended October 31, 2024, Class R shares of the Fund returned 31.44%. For the same time period, the Russell 1000® Index returned 38.07%. The Fund underperformed the Russell 1000® Index primarily due to stock selection and an underweight allocation in the communication services sector. These results were partially offset by strong stock selection within the information technology sector.
What contributed to performance?
Nvidia | Nvidia had a very busy fiscal year with positive news flow, including consecutive strong fundamental results, more “buzz” about AI in financial markets and across the broader economy, and the company’s blockbuster GTC user conference for AI developers. The chip maker also completed a stock split during the fiscal year, which drove the share price even higher. The growing size and scope of the AI opportunity and the strength of NVIDIA’s leading position has contributed to the stock’s strong performance.
Microsoft | Microsoft shares rallied during the fiscal year after delivering strong fundamental results. Microsoft also continued to benefit from investor excitement about how AI could supplement the company’s already robust technology platform.
What detracted from performance?
Microchip Technologies | Microchip Technologies struggled during the fiscal year reporting a significant plunge in revenue after coming off of a strong year in 2023 amid supply shortages in industrials. Microchip Technologies’s performance is correlated to the industrials sector although it's an information technology sector name, and broadly industrials in North America and Europe experienced weakness contributing to share price declines.
Starbucks | Despite raising its dividend, Starbucks struggled during the fiscal year after reporting consecutive quarters of underwhelming earnings results and suspending its full year 2025 forward guidance. The results come on the heels of an announced change in CEO with hopes of charting a new positive path forward. Additionally, Starbucks has struggled in international markets amid reduced sales including a 14% drop in China.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rising Dividends Fund (Class R)	31.44%	12.77%	9.94%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P 500® Index	38.02%	15.27%	13.00%
Effective after the close of business on May 24, 2019, Class R shares of Oppenheimer Rising Dividend Fund, (the predecessor fund), were reorganized into Class R shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class R shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$3,197,522,275
Total number of portfolio holdings	74
Total advisory fees paid	$17,776,224
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.93%
NVIDIA Corp.	5.48%
Apple, Inc.	4.78%
Walmart, Inc.	2.50%
JPMorgan Chase & Co.	2.39%
UnitedHealth Group, Inc.	2.20%
Broadcom, Inc.	2.13%
Eli Lilly and Co.	2.04%
Philip Morris International, Inc.	2.03%
Salesforce, Inc.	1.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rising Dividends Fund
Class Y: OYRDX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rising Dividends Fund (Class Y)	$85	0.73%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, investor expectations regarding the end of the Federal Reserve interest rate hikes consistently influenced market performance, contributing to gains in US equity markets during the fiscal year. Technology and communication services stocks, particularly those linked to artificial intelligence (AI), delivered strong outperformance relative to value and dividend paying stocks.
• For the fiscal year ended October 31, 2024, Class Y shares of the Fund returned 32.13%. For the same time period, the Russell 1000® Index returned 38.07%. The Fund underperformed the Russell 1000® Index primarily due to stock selection and an underweight allocation in the communication services sector. These results were partially offset by strong stock selection within the information technology sector.
What contributed to performance?
Nvidia | Nvidia had a very busy fiscal year with positive news flow, including consecutive strong fundamental results, more “buzz” about AI in financial markets and across the broader economy, and the company’s blockbuster GTC user conference for AI developers. The chip maker also completed a stock split during the fiscal year, which drove the share price even higher. The growing size and scope of the AI opportunity and the strength of NVIDIA’s leading position has contributed to the stock’s strong performance.
Microsoft | Microsoft shares rallied during the fiscal year after delivering strong fundamental results. Microsoft also continued to benefit from investor excitement about how AI could supplement the company’s already robust technology platform.
What detracted from performance?
Microchip Technologies | Microchip Technologies struggled during the fiscal year reporting a significant plunge in revenue after coming off of a strong year in 2023 amid supply shortages in industrials. Microchip Technologies’s performance is correlated to the industrials sector although it's an information technology sector name, and broadly industrials in North America and Europe experienced weakness contributing to share price declines.
Starbucks | Despite raising its dividend, Starbucks struggled during the fiscal year after reporting consecutive quarters of underwhelming earnings results and suspending its full year 2025 forward guidance. The results come on the heels of an announced change in CEO with hopes of charting a new positive path forward. Additionally, Starbucks has struggled in international markets amid reduced sales including a 14% drop in China.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rising Dividends Fund (Class Y)	32.13%	13.34%	10.49%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P 500® Index	38.02%	15.27%	13.00%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Rising Dividend Fund, (the predecessor fund), were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$3,197,522,275
Total number of portfolio holdings	74
Total advisory fees paid	$17,776,224
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.93%
NVIDIA Corp.	5.48%
Apple, Inc.	4.78%
Walmart, Inc.	2.50%
JPMorgan Chase & Co.	2.39%
UnitedHealth Group, Inc.	2.20%
Broadcom, Inc.	2.13%
Eli Lilly and Co.	2.04%
Philip Morris International, Inc.	2.03%
Salesforce, Inc.	1.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rising Dividends Fund
Class R5: RSDQX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rising Dividends Fund (Class R5)	$75	0.65%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, investor expectations regarding the end of the Federal Reserve interest rate hikes consistently influenced market performance, contributing to gains in US equity markets during the fiscal year. Technology and communication services stocks, particularly those linked to artificial intelligence (AI), delivered strong outperformance relative to value and dividend paying stocks.
• For the fiscal year ended October 31, 2024, Class R5 shares of the Fund returned 32.23%. For the same time period, the Russell 1000® Index returned 38.07%. The Fund underperformed the Russell 1000® Index primarily due to stock selection and an underweight allocation in the communication services sector. These results were partially offset by strong stock selection within the information technology sector.
What contributed to performance?
Nvidia | Nvidia had a very busy fiscal year with positive news flow, including consecutive strong fundamental results, more “buzz” about AI in financial markets and across the broader economy, and the company’s blockbuster GTC user conference for AI developers. The chip maker also completed a stock split during the fiscal year, which drove the share price even higher. The growing size and scope of the AI opportunity and the strength of NVIDIA’s leading position has contributed to the stock’s strong performance.
Microsoft | Microsoft shares rallied during the fiscal year after delivering strong fundamental results. Microsoft also continued to benefit from investor excitement about how AI could supplement the company’s already robust technology platform.
What detracted from performance?
Microchip Technologies | Microchip Technologies struggled during the fiscal year reporting a significant plunge in revenue after coming off of a strong year in 2023 amid supply shortages in industrials. Microchip Technologies’s performance is correlated to the industrials sector although it's an information technology sector name, and broadly industrials in North America and Europe experienced weakness contributing to share price declines.
Starbucks | Despite raising its dividend, Starbucks struggled during the fiscal year after reporting consecutive quarters of underwhelming earnings results and suspending its full year 2025 forward guidance. The results come on the heels of an announced change in CEO with hopes of charting a new positive path forward. Additionally, Starbucks has struggled in international markets amid reduced sales including a 14% drop in China.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rising Dividends Fund (Class R5)	32.23%	13.44%	10.43%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P 500® Index	38.02%	15.27%	13.00%
Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of Oppenheimer Rising Dividend Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$3,197,522,275
Total number of portfolio holdings	74
Total advisory fees paid	$17,776,224
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.93%
NVIDIA Corp.	5.48%
Apple, Inc.	4.78%
Walmart, Inc.	2.50%
JPMorgan Chase & Co.	2.39%
UnitedHealth Group, Inc.	2.20%
Broadcom, Inc.	2.13%
Eli Lilly and Co.	2.04%
Philip Morris International, Inc.	2.03%
Salesforce, Inc.	1.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rising Dividends Fund
Class R6: OIRDX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rising Dividends Fund (Class R6)	$75	0.65%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, investor expectations regarding the end of the Federal Reserve interest rate hikes consistently influenced market performance, contributing to gains in US equity markets during the fiscal year. Technology and communication services stocks, particularly those linked to artificial intelligence (AI), delivered strong outperformance relative to value and dividend paying stocks.
• For the fiscal year ended October 31, 2024, Class R6 shares of the Fund returned 32.20%. For the same time period, the Russell 1000® Index returned 38.07%. The Fund underperformed the Russell 1000® Index primarily due to stock selection and an underweight allocation in the communication services sector. These results were partially offset by strong stock selection within the information technology sector.
What contributed to performance?
Nvidia | Nvidia had a very busy fiscal year with positive news flow, including consecutive strong fundamental results, more “buzz” about AI in financial markets and across the broader economy, and the company’s blockbuster GTC user conference for AI developers. The chip maker also completed a stock split during the fiscal year, which drove the share price even higher. The growing size and scope of the AI opportunity and the strength of NVIDIA’s leading position has contributed to the stock’s strong performance.
Microsoft | Microsoft shares rallied during the fiscal year after delivering strong fundamental results. Microsoft also continued to benefit from investor excitement about how AI could supplement the company’s already robust technology platform.
What detracted from performance?
Microchip Technologies | Microchip Technologies struggled during the fiscal year reporting a significant plunge in revenue after coming off of a strong year in 2023 amid supply shortages in industrials. Microchip Technologies’s performance is correlated to the industrials sector although it's an information technology sector name, and broadly industrials in North America and Europe experienced weakness contributing to share price declines.
Starbucks | Despite raising its dividend, Starbucks struggled during the fiscal year after reporting consecutive quarters of underwhelming earnings results and suspending its full year 2025 forward guidance. The results come on the heels of an announced change in CEO with hopes of charting a new positive path forward. Additionally, Starbucks has struggled in international markets amid reduced sales including a 14% drop in China.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rising Dividends Fund (Class R6)	32.20%	13.45%	10.64%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P 500® Index	38.02%	15.27%	13.00%
Effective after the close of business on May 24, 2019, Class I shares of Oppenheimer Rising Dividend Fund, (the predecessor fund), were reorganized into Class R6 shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$3,197,522,275
Total number of portfolio holdings	74
Total advisory fees paid	$17,776,224
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.93%
NVIDIA Corp.	5.48%
Apple, Inc.	4.78%
Walmart, Inc.	2.50%
JPMorgan Chase & Co.	2.39%
UnitedHealth Group, Inc.	2.20%
Broadcom, Inc.	2.13%
Eli Lilly and Co.	2.04%
Philip Morris International, Inc.	2.03%
Salesforce, Inc.	1.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Summit Fund
Class A: ASMMX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Summit Fund (Class A)	$121	0.98%
How Did The Fund Perform During The Period?
• During the fiscal year ended October, 31, 2024, US large-cap equities benefited from investment themes linked to artifical intelligence (AI) technology and the long-awaited easing of the US Federal Reserve monetary cycle.
• For the fiscal year ended October 31, 2024, Class A shares of the Fund, excluding sales charge, returned 46.01%. For the same time period, the Russell 1000® Growth Index returned 43.77%. The Fund outperformed the Russell 1000® Growth Index primarily due to strong stock selection in the industrials sector. These results were partially offset by weaker stock selection within the consumer staples sector.
What contributed to performance?
NVIDIA Corp.  | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs). The company completed a 10-for-1 stock split and surpassed $3 trillion in market cap over the period. We believe there is significant excitement for the launch of its new Blackwell platform, which NVIDIA claims will power generative AI faster with less cost and energy consumption.
Meta Platforms, Inc. | Social technology company Meta Platforms has realized positive results from its AI investments through better recommendations, higher engagement, improved ad tools and more efficient ad targeting. We believe Meta is uniquely positioned to gain momentum as AI assistants become a large part of consumer interactions and products.
Amazon.com, Inc. | The company's strong growth in its cloud computing division, Amazon Web Services (AWS), has been a significant contributor, benefiting from increased demand for cloud solutions across various industries. Additionally, Amazon's focus on expanding its advertising business has yielded positive results, with higher ad revenues boosting overall profitability. The company's strategic investments in AI and automation have also enhanced operational efficiency, further supporting its stock performance.
What detracted from performance?
HelloFresh SE | HelloFresh SE is a German meal-kit company based in Berlin. It is the largest meal-kit provider in the US. The headwind to performance can be attributed to the decline in meal-kit orders due to a strategic shift in marketing efforts and a reduction in new customer acquisitions. We sold the holding during the reporting period due to what we perceive as a reduced growth outlook going forward.
DexCom, Inc. | DexCom is a medical device company that specializes in continuous glucose monitors (CGM). Stocks with exposure to diabetes-related sales have experienced weakness in general following the successful launch of GLP-1 drugs. Recent US FDA clearance of CGMs for non-prescription sales meaningfully expands DexCom’s market to non-diabetics, as a tool that can help users maintain a healthy lifestyle. However, a dramatic sales force reorganization has significantly slowed their sales forecasts.
Symbotic, Inc. | Symbotic, which specializes in warehouse automation for e-commerce delivery, is partially owned by Walmart and has a 10-year backlog with them. According to a joint press release by Walmart and Symbotic, the partnership initially covered 25 centers but has expanded to all 42, with retrofitting expected to take over 8 years. This expansion has resulted in Symbotic's $23 billion order backlog. However, they have faced operational challenges, including issues with suppliers and execution errors. These financial adjustments and cash flow challenges have weighed on investor confidence and overall performance. We decided to sell the position during the reporting period until they work out these transitory issues.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Summit Fund (Class A) —including sales charge	37.95%	13.15%	12.69%
Invesco Summit Fund (Class A) —excluding sales charge	46.01%	14.44%	13.32%
Russell 1000® Growth Index	43.77%	19.00%	16.18%
S&P 500® Index	38.02%	15.27%	13.00%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$3,424,964,261
Total number of portfolio holdings	66
Total advisory fees paid	$20,240,778
Portfolio turnover rate	57%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Apple, Inc.	8.81%
Microsoft Corp.	8.33%
Amazon.com, Inc.	6.82%
Meta Platforms, Inc., Class A	4.90%
Alphabet, Inc., Class C	3.55%
Broadcom, Inc.	3.36%
KKR & Co., Inc., Class A	2.56%
Intuitive Surgical, Inc.	2.24%
ServiceNow, Inc.	2.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Summit Fund
Class C: CSMMX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Summit Fund (Class C)	$212	1.73%
How Did The Fund Perform During The Period?
• During the fiscal year ended October, 31, 2024, US large-cap equities benefited from investment themes linked to artifical intelligence (AI) technology and the long-awaited easing of the US Federal Reserve monetary cycle.
• For the fiscal year ended October 31, 2024, Class C shares of the Fund, excluding sales charge, returned 44.90%. For the same time period, the Russell 1000® Growth Index returned 43.77%. The Fund outperformed the Russell 1000® Growth Index primarily due to strong stock selection in the industrials sector. These results were partially offset by weaker stock selection within the consumer staples sector.
What contributed to performance?
NVIDIA Corp.  | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs). The company completed a 10-for-1 stock split and surpassed $3 trillion in market cap over the period. We believe there is significant excitement for the launch of its new Blackwell platform, which NVIDIA claims will power generative AI faster with less cost and energy consumption.
Meta Platforms, Inc. | Social technology company Meta Platforms has realized positive results from its AI investments through better recommendations, higher engagement, improved ad tools and more efficient ad targeting. We believe Meta is uniquely positioned to gain momentum as AI assistants become a large part of consumer interactions and products.
Amazon.com, Inc. | The company's strong growth in its cloud computing division, Amazon Web Services (AWS), has been a significant contributor, benefiting from increased demand for cloud solutions across various industries. Additionally, Amazon's focus on expanding its advertising business has yielded positive results, with higher ad revenues boosting overall profitability. The company's strategic investments in AI and automation have also enhanced operational efficiency, further supporting its stock performance.
What detracted from performance?
HelloFresh SE | HelloFresh SE is a German meal-kit company based in Berlin. It is the largest meal-kit provider in the US. The headwind to performance can be attributed to the decline in meal-kit orders due to a strategic shift in marketing efforts and a reduction in new customer acquisitions. We sold the holding during the reporting period due to what we perceive as a reduced growth outlook going forward.
DexCom, Inc. | DexCom is a medical device company that specializes in continuous glucose monitors (CGM). Stocks with exposure to diabetes-related sales have experienced weakness in general following the successful launch of GLP-1 drugs. Recent US FDA clearance of CGMs for non-prescription sales meaningfully expands DexCom’s market to non-diabetics, as a tool that can help users maintain a healthy lifestyle. However, a dramatic sales force reorganization has significantly slowed their sales forecasts.
Symbotic, Inc. | Symbotic, which specializes in warehouse automation for e-commerce delivery, is partially owned by Walmart and has a 10-year backlog with them. According to a joint press release by Walmart and Symbotic, the partnership initially covered 25 centers but has expanded to all 42, with retrofitting expected to take over 8 years. This expansion has resulted in Symbotic's $23 billion order backlog. However, they have faced operational challenges, including issues with suppliers and execution errors. These financial adjustments and cash flow challenges have weighed on investor confidence and overall performance. We decided to sell the position during the reporting period until they work out these transitory issues.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Summit Fund (Class C) —including sales charge	43.90%	13.58%	12.64%
Invesco Summit Fund (Class C) —excluding sales charge	44.90%	13.58%	12.64%
Russell 1000® Growth Index	43.77%	19.00%	16.18%
S&P 500® Index	38.02%	15.27%	13.00%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$3,424,964,261
Total number of portfolio holdings	66
Total advisory fees paid	$20,240,778
Portfolio turnover rate	57%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Apple, Inc.	8.81%
Microsoft Corp.	8.33%
Amazon.com, Inc.	6.82%
Meta Platforms, Inc., Class A	4.90%
Alphabet, Inc., Class C	3.55%
Broadcom, Inc.	3.36%
KKR & Co., Inc., Class A	2.56%
Intuitive Surgical, Inc.	2.24%
ServiceNow, Inc.	2.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Summit Fund
Class P: SMMIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Summit Fund (Class P)	$102	0.83%
How Did The Fund Perform During The Period?
• During the fiscal year ended October, 31, 2024, US large-cap equities benefited from investment themes linked to artifical intelligence (AI) technology and the long-awaited easing of the US Federal Reserve monetary cycle.
• For the fiscal year ended October 31, 2024, Class P shares of the Fund returned 46.18%. For the same time period, the Russell 1000® Growth Index returned 43.77%. The Fund outperformed the Russell 1000® Growth Index primarily due to strong stock selection in the industrials sector. These results were partially offset by weaker stock selection within the consumer staples sector.
What contributed to performance?
NVIDIA Corp.  | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs). The company completed a 10-for-1 stock split and surpassed $3 trillion in market cap over the period. We believe there is significant excitement for the launch of its new Blackwell platform, which NVIDIA claims will power generative AI faster with less cost and energy consumption.
Meta Platforms, Inc. | Social technology company Meta Platforms has realized positive results from its AI investments through better recommendations, higher engagement, improved ad tools and more efficient ad targeting. We believe Meta is uniquely positioned to gain momentum as AI assistants become a large part of consumer interactions and products.
Amazon.com, Inc. | The company's strong growth in its cloud computing division, Amazon Web Services (AWS), has been a significant contributor, benefiting from increased demand for cloud solutions across various industries. Additionally, Amazon's focus on expanding its advertising business has yielded positive results, with higher ad revenues boosting overall profitability. The company's strategic investments in AI and automation have also enhanced operational efficiency, further supporting its stock performance.
What detracted from performance?
HelloFresh SE | HelloFresh SE is a German meal-kit company based in Berlin. It is the largest meal-kit provider in the US. The headwind to performance can be attributed to the decline in meal-kit orders due to a strategic shift in marketing efforts and a reduction in new customer acquisitions. We sold the holding during the reporting period due to what we perceive as a reduced growth outlook going forward.
DexCom, Inc. | DexCom is a medical device company that specializes in continuous glucose monitors (CGM). Stocks with exposure to diabetes-related sales have experienced weakness in general following the successful launch of GLP-1 drugs. Recent US FDA clearance of CGMs for non-prescription sales meaningfully expands DexCom’s market to non-diabetics, as a tool that can help users maintain a healthy lifestyle. However, a dramatic sales force reorganization has significantly slowed their sales forecasts.
Symbotic, Inc. | Symbotic, which specializes in warehouse automation for e-commerce delivery, is partially owned by Walmart and has a 10-year backlog with them. According to a joint press release by Walmart and Symbotic, the partnership initially covered 25 centers but has expanded to all 42, with retrofitting expected to take over 8 years. This expansion has resulted in Symbotic's $23 billion order backlog. However, they have faced operational challenges, including issues with suppliers and execution errors. These financial adjustments and cash flow challenges have weighed on investor confidence and overall performance. We decided to sell the position during the reporting period until they work out these transitory issues.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Summit Fund (Class P)	46.18%	14.60%	13.49%
Russell 1000® Growth Index	43.77%	19.00%	16.18%
S&P 500® Index	38.02%	15.27%	13.00%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$3,424,964,261
Total number of portfolio holdings	66
Total advisory fees paid	$20,240,778
Portfolio turnover rate	57%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Apple, Inc.	8.81%
Microsoft Corp.	8.33%
Amazon.com, Inc.	6.82%
Meta Platforms, Inc., Class A	4.90%
Alphabet, Inc., Class C	3.55%
Broadcom, Inc.	3.36%
KKR & Co., Inc., Class A	2.56%
Intuitive Surgical, Inc.	2.24%
ServiceNow, Inc.	2.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Summit Fund
Class S: SMMSX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Summit Fund (Class S)	$108	0.88%
How Did The Fund Perform During The Period?
• During the fiscal year ended October, 31, 2024, US large-cap equities benefited from investment themes linked to artifical intelligence (AI) technology and the long-awaited easing of the US Federal Reserve monetary cycle.
• For the fiscal year ended October 31, 2024, Class S shares of the Fund returned 46.11%. For the same time period, the Russell 1000® Growth Index returned 43.77%. The Fund outperformed the Russell 1000® Growth Index primarily due to strong stock selection in the industrials sector. These results were partially offset by weaker stock selection within the consumer staples sector.
What contributed to performance?
NVIDIA Corp.  | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs). The company completed a 10-for-1 stock split and surpassed $3 trillion in market cap over the period. We believe there is significant excitement for the launch of its new Blackwell platform, which NVIDIA claims will power generative AI faster with less cost and energy consumption.
Meta Platforms, Inc. | Social technology company Meta Platforms has realized positive results from its AI investments through better recommendations, higher engagement, improved ad tools and more efficient ad targeting. We believe Meta is uniquely positioned to gain momentum as AI assistants become a large part of consumer interactions and products.
Amazon.com, Inc. | The company's strong growth in its cloud computing division, Amazon Web Services (AWS), has been a significant contributor, benefiting from increased demand for cloud solutions across various industries. Additionally, Amazon's focus on expanding its advertising business has yielded positive results, with higher ad revenues boosting overall profitability. The company's strategic investments in AI and automation have also enhanced operational efficiency, further supporting its stock performance.
What detracted from performance?
HelloFresh SE | HelloFresh SE is a German meal-kit company based in Berlin. It is the largest meal-kit provider in the US. The headwind to performance can be attributed to the decline in meal-kit orders due to a strategic shift in marketing efforts and a reduction in new customer acquisitions. We sold the holding during the reporting period due to what we perceive as a reduced growth outlook going forward.
DexCom, Inc. | DexCom is a medical device company that specializes in continuous glucose monitors (CGM). Stocks with exposure to diabetes-related sales have experienced weakness in general following the successful launch of GLP-1 drugs. Recent US FDA clearance of CGMs for non-prescription sales meaningfully expands DexCom’s market to non-diabetics, as a tool that can help users maintain a healthy lifestyle. However, a dramatic sales force reorganization has significantly slowed their sales forecasts.
Symbotic, Inc. | Symbotic, which specializes in warehouse automation for e-commerce delivery, is partially owned by Walmart and has a 10-year backlog with them. According to a joint press release by Walmart and Symbotic, the partnership initially covered 25 centers but has expanded to all 42, with retrofitting expected to take over 8 years. This expansion has resulted in Symbotic's $23 billion order backlog. However, they have faced operational challenges, including issues with suppliers and execution errors. These financial adjustments and cash flow challenges have weighed on investor confidence and overall performance. We decided to sell the position during the reporting period until they work out these transitory issues.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Summit Fund (Class S)	46.11%	14.56%	13.43%
Russell 1000® Growth Index	43.77%	19.00%	16.18%
S&P 500® Index	38.02%	15.27%	13.00%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$3,424,964,261
Total number of portfolio holdings	66
Total advisory fees paid	$20,240,778
Portfolio turnover rate	57%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Apple, Inc.	8.81%
Microsoft Corp.	8.33%
Amazon.com, Inc.	6.82%
Meta Platforms, Inc., Class A	4.90%
Alphabet, Inc., Class C	3.55%
Broadcom, Inc.	3.36%
KKR & Co., Inc., Class A	2.56%
Intuitive Surgical, Inc.	2.24%
ServiceNow, Inc.	2.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Summit Fund
Class Y: ASMYX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Summit Fund (Class Y)	$90	0.73%
How Did The Fund Perform During The Period?
• During the fiscal year ended October, 31, 2024, US large-cap equities benefited from investment themes linked to artifical intelligence (AI) technology and the long-awaited easing of the US Federal Reserve monetary cycle.
• For the fiscal year ended October 31, 2024, Class Y shares of the Fund returned 46.42%. For the same time period, the Russell 1000® Growth Index returned 43.77%. The Fund outperformed the Russell 1000® Growth Index primarily due to strong stock selection in the industrials sector. These results were partially offset by weaker stock selection within the consumer staples sector.
What contributed to performance?
NVIDIA Corp.  | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs). The company completed a 10-for-1 stock split and surpassed $3 trillion in market cap over the period. We believe there is significant excitement for the launch of its new Blackwell platform, which NVIDIA claims will power generative AI faster with less cost and energy consumption.
Meta Platforms, Inc. | Social technology company Meta Platforms has realized positive results from its AI investments through better recommendations, higher engagement, improved ad tools and more efficient ad targeting. We believe Meta is uniquely positioned to gain momentum as AI assistants become a large part of consumer interactions and products.
Amazon.com, Inc. | The company's strong growth in its cloud computing division, Amazon Web Services (AWS), has been a significant contributor, benefiting from increased demand for cloud solutions across various industries. Additionally, Amazon's focus on expanding its advertising business has yielded positive results, with higher ad revenues boosting overall profitability. The company's strategic investments in AI and automation have also enhanced operational efficiency, further supporting its stock performance.
What detracted from performance?
HelloFresh SE | HelloFresh SE is a German meal-kit company based in Berlin. It is the largest meal-kit provider in the US. The headwind to performance can be attributed to the decline in meal-kit orders due to a strategic shift in marketing efforts and a reduction in new customer acquisitions. We sold the holding during the reporting period due to what we perceive as a reduced growth outlook going forward.
DexCom, Inc. | DexCom is a medical device company that specializes in continuous glucose monitors (CGM). Stocks with exposure to diabetes-related sales have experienced weakness in general following the successful launch of GLP-1 drugs. Recent US FDA clearance of CGMs for non-prescription sales meaningfully expands DexCom’s market to non-diabetics, as a tool that can help users maintain a healthy lifestyle. However, a dramatic sales force reorganization has significantly slowed their sales forecasts.
Symbotic, Inc. | Symbotic, which specializes in warehouse automation for e-commerce delivery, is partially owned by Walmart and has a 10-year backlog with them. According to a joint press release by Walmart and Symbotic, the partnership initially covered 25 centers but has expanded to all 42, with retrofitting expected to take over 8 years. This expansion has resulted in Symbotic's $23 billion order backlog. However, they have faced operational challenges, including issues with suppliers and execution errors. These financial adjustments and cash flow challenges have weighed on investor confidence and overall performance. We decided to sell the position during the reporting period until they work out these transitory issues.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Summit Fund (Class Y)	46.42%	14.72%	13.61%
Russell 1000® Growth Index	43.77%	19.00%	16.18%
S&P 500® Index	38.02%	15.27%	13.00%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$3,424,964,261
Total number of portfolio holdings	66
Total advisory fees paid	$20,240,778
Portfolio turnover rate	57%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Apple, Inc.	8.81%
Microsoft Corp.	8.33%
Amazon.com, Inc.	6.82%
Meta Platforms, Inc., Class A	4.90%
Alphabet, Inc., Class C	3.55%
Broadcom, Inc.	3.36%
KKR & Co., Inc., Class A	2.56%
Intuitive Surgical, Inc.	2.24%
ServiceNow, Inc.	2.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Summit Fund
Class R5: SMITX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Summit Fund (Class R5)	$85	0.69%
How Did The Fund Perform During The Period?
• During the fiscal year ended October, 31, 2024, US large-cap equities benefited from investment themes linked to artifical intelligence (AI) technology and the long-awaited easing of the US Federal Reserve monetary cycle.
• For the fiscal year ended October 31, 2024, Class R5 shares of the Fund returned 46.38%. For the same time period, the Russell 1000® Growth Index returned 43.77%. The Fund outperformed the Russell 1000® Growth Index primarily due to strong stock selection in the industrials sector. These results were partially offset by weaker stock selection within the consumer staples sector.
What contributed to performance?
NVIDIA Corp.  | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs). The company completed a 10-for-1 stock split and surpassed $3 trillion in market cap over the period. We believe there is significant excitement for the launch of its new Blackwell platform, which NVIDIA claims will power generative AI faster with less cost and energy consumption.
Meta Platforms, Inc. | Social technology company Meta Platforms has realized positive results from its AI investments through better recommendations, higher engagement, improved ad tools and more efficient ad targeting. We believe Meta is uniquely positioned to gain momentum as AI assistants become a large part of consumer interactions and products.
Amazon.com, Inc. | The company's strong growth in its cloud computing division, Amazon Web Services (AWS), has been a significant contributor, benefiting from increased demand for cloud solutions across various industries. Additionally, Amazon's focus on expanding its advertising business has yielded positive results, with higher ad revenues boosting overall profitability. The company's strategic investments in AI and automation have also enhanced operational efficiency, further supporting its stock performance.
What detracted from performance?
HelloFresh SE | HelloFresh SE is a German meal-kit company based in Berlin. It is the largest meal-kit provider in the US. The headwind to performance can be attributed to the decline in meal-kit orders due to a strategic shift in marketing efforts and a reduction in new customer acquisitions. We sold the holding during the reporting period due to what we perceive as a reduced growth outlook going forward.
DexCom, Inc. | DexCom is a medical device company that specializes in continuous glucose monitors (CGM). Stocks with exposure to diabetes-related sales have experienced weakness in general following the successful launch of GLP-1 drugs. Recent US FDA clearance of CGMs for non-prescription sales meaningfully expands DexCom’s market to non-diabetics, as a tool that can help users maintain a healthy lifestyle. However, a dramatic sales force reorganization has significantly slowed their sales forecasts.
Symbotic, Inc. | Symbotic, which specializes in warehouse automation for e-commerce delivery, is partially owned by Walmart and has a 10-year backlog with them. According to a joint press release by Walmart and Symbotic, the partnership initially covered 25 centers but has expanded to all 42, with retrofitting expected to take over 8 years. This expansion has resulted in Symbotic's $23 billion order backlog. However, they have faced operational challenges, including issues with suppliers and execution errors. These financial adjustments and cash flow challenges have weighed on investor confidence and overall performance. We decided to sell the position during the reporting period until they work out these transitory issues.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Summit Fund (Class R5)	46.38%	14.70%	13.62%
Russell 1000® Growth Index	43.77%	19.00%	16.18%
S&P 500® Index	38.02%	15.27%	13.00%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$3,424,964,261
Total number of portfolio holdings	66
Total advisory fees paid	$20,240,778
Portfolio turnover rate	57%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Apple, Inc.	8.81%
Microsoft Corp.	8.33%
Amazon.com, Inc.	6.82%
Meta Platforms, Inc., Class A	4.90%
Alphabet, Inc., Class C	3.55%
Broadcom, Inc.	3.36%
KKR & Co., Inc., Class A	2.56%
Intuitive Surgical, Inc.	2.24%
ServiceNow, Inc.	2.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Summit Fund
Class R6: SMISX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Summit Fund (Class R6)	$85	0.69%
How Did The Fund Perform During The Period?
• During the fiscal year ended October, 31, 2024, US large-cap equities benefited from investment themes linked to artifical intelligence (AI) technology and the long-awaited easing of the US Federal Reserve monetary cycle.
• For the fiscal year ended October 31, 2024, Class R6 shares of the Fund returned 46.43%. For the same time period, the Russell 1000® Growth Index returned 43.77%. The Fund outperformed the Russell 1000® Growth Index primarily due to strong stock selection in the industrials sector. These results were partially offset by weaker stock selection within the consumer staples sector.
What contributed to performance?
NVIDIA Corp.  | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs). The company completed a 10-for-1 stock split and surpassed $3 trillion in market cap over the period. We believe there is significant excitement for the launch of its new Blackwell platform, which NVIDIA claims will power generative AI faster with less cost and energy consumption.
Meta Platforms, Inc. | Social technology company Meta Platforms has realized positive results from its AI investments through better recommendations, higher engagement, improved ad tools and more efficient ad targeting. We believe Meta is uniquely positioned to gain momentum as AI assistants become a large part of consumer interactions and products.
Amazon.com, Inc. | The company's strong growth in its cloud computing division, Amazon Web Services (AWS), has been a significant contributor, benefiting from increased demand for cloud solutions across various industries. Additionally, Amazon's focus on expanding its advertising business has yielded positive results, with higher ad revenues boosting overall profitability. The company's strategic investments in AI and automation have also enhanced operational efficiency, further supporting its stock performance.
What detracted from performance?
HelloFresh SE | HelloFresh SE is a German meal-kit company based in Berlin. It is the largest meal-kit provider in the US. The headwind to performance can be attributed to the decline in meal-kit orders due to a strategic shift in marketing efforts and a reduction in new customer acquisitions. We sold the holding during the reporting period due to what we perceive as a reduced growth outlook going forward.
DexCom, Inc. | DexCom is a medical device company that specializes in continuous glucose monitors (CGM). Stocks with exposure to diabetes-related sales have experienced weakness in general following the successful launch of GLP-1 drugs. Recent US FDA clearance of CGMs for non-prescription sales meaningfully expands DexCom’s market to non-diabetics, as a tool that can help users maintain a healthy lifestyle. However, a dramatic sales force reorganization has significantly slowed their sales forecasts.
Symbotic, Inc. | Symbotic, which specializes in warehouse automation for e-commerce delivery, is partially owned by Walmart and has a 10-year backlog with them. According to a joint press release by Walmart and Symbotic, the partnership initially covered 25 centers but has expanded to all 42, with retrofitting expected to take over 8 years. This expansion has resulted in Symbotic's $23 billion order backlog. However, they have faced operational challenges, including issues with suppliers and execution errors. These financial adjustments and cash flow challenges have weighed on investor confidence and overall performance. We decided to sell the position during the reporting period until they work out these transitory issues.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Summit Fund (Class R6)	46.43%	14.77%	13.57%
Russell 1000® Growth Index	43.77%	19.00%	16.18%
S&P 500® Index	38.02%	15.27%	13.00%
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$3,424,964,261
Total number of portfolio holdings	66
Total advisory fees paid	$20,240,778
Portfolio turnover rate	57%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Apple, Inc.	8.81%
Microsoft Corp.	8.33%
Amazon.com, Inc.	6.82%
Meta Platforms, Inc., Class A	4.90%
Alphabet, Inc., Class C	3.55%
Broadcom, Inc.	3.36%
KKR & Co., Inc., Class A	2.56%
Intuitive Surgical, Inc.	2.24%
ServiceNow, Inc.	2.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). This Code is filed as an exhibit to this report on Form N-CSR under Item 19(a)(1). No substantive amendments to this Code were made during the reporting period. The Code was revised to include PEOs and PFOs of certain Invesco exchange traded funds, previously covered by a separate code of ethics. There were no waivers for the fiscal year ended October 31, 2024.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Anthony J. LaCava, Jr. Anthony J. LaCava, Jr. is "independent" within the meaning of that term as used in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) to (d)

Fees Billed by PwC Related to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2024	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2023

Audit Fees	$ 207,738	$ 199,748
Audit-Related Fees	$ 0	$ 0
Tax Fees(1)	$ 94,177	$ 156,494
All Other Fees	$ 0	$ 0
Total Fees	$ 301,915	$ 356,242
(1)

Tax Fees for the fiscal years ended 2024 and 2023 includes fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise tax and year-to-date estimates for various book-to-tax differences.

Fees Billed by PwC Related to Invesco and Affiliates

PwC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2024 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2023 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$ 1,134,000	$ 1,067,000
Tax Fees	$ 0	$ 0
All Other Fees	$ 0	$ 0
Total Fees	$ 1,134 ,000	$ 1,067,000

(1) Audit-Related Fees for the fiscal years ended 2024 and 2023 include fees billed related to reviewing controls at a service organization.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees

of the Invesco Funds (the “Funds”)

Last Amended March 29, 2017

I.	Statement of Principles

The Audit Committees (the “Audit Committee”) of the Boards of Trustees of the Funds (the “Board”) have adopted these policies and procedures (the “Procedures”) with respect to the pre-approval of audit and non-audit services to be provided by the Funds’ independent auditor (the “Auditor”) to the Funds, and to the Funds’ investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, “Service Affiliates”).

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a “Service Affiliate’s Covered Engagement”).

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate’s Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”) and other organizations and regulatory bodies applicable to the Funds (“Applicable Rules”).1 They address both general pre-approvals without consideration of specific case-by-case services (“general pre-approvals”) and pre-approvals on a case-by-case basis (“specific pre-approvals”). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval.  These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

II.	Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor’s qualifications and independence. The Audit Committee will oversee the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

III.	General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee’s review and approval of General Pre-Approved Non-Audit Services, the Funds’ Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

IV.	Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

a.	Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by an independent auditor.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

b.	Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service.  The Auditor will also discuss with the Audit Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

c.	Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor’s independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements.

V.	Pre-Approval of Service Affiliate’s Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a “Service Affiliate’s Covered Engagement”.

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate’s Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate’s Covered Engagements that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate’s Covered Engagement must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds.  Additionally, the Funds’ Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds. The Funds’ Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Fund.

VI.	Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for a Service Affiliate’s Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre-approval by the Audit Committee before payment of any additional fees is made.

VII.	Delegation

The Audit Committee hereby delegates, subject to the dollar limitations set forth below, specific authority to its Chair, or in his or her absence, Vice Chair, to pre-approve audit and non-audit services proposed to be provided by the Auditor to the Funds and/or a Service Affiliate’s Covered Engagement, between Audit Committee meetings.  Such delegation does not preclude the Chair or Vice Chair from declining, on a case-by-case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, the Audit Committee must pre-approve: (a) any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000; (b) any Service Affiliate’s Covered Engagement for which the fees are estimated to exceed $500,000; or (c) any cost increase to any previously approved service or engagement that exceeds the greater of $250,000 or 50% of the previously approved fees up to a maximum increase of $500,000.

VIII.	Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds’ Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds’ Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds’ Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

IX.	Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor’s Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

·	Management functions;
·	Human resources;
·	Broker-dealer, investment adviser, or investment banking services;
·	Legal services;
·	Expert services unrelated to the audit;
·	Any service or product provided for a contingent fee or a commission;
·	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;
·	Tax services for persons in financial reporting oversight roles at the Fund; and
·	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements:

·	Bookkeeping or other services related to the accounting records or financial statements of the audit client;
·	Financial information systems design and implementation;
·	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
·	Actuarial services; and
·	Internal audit outsourcing services.

(e)(2) There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g)  In addition to the amounts shown in the tables above, PwC billed Invesco and Invesco Affiliates aggregate fees of $6,466,000 for the fiscal year ended October 31, 2024 and $6,507,000 for the fiscal year ended October 31, 2023. In total, PwC billed the Registrant, Invesco and Invesco Affiliates aggregate non-audit fees of $7,694,177 for the fiscal year ended October 31, 2024 and $7,730,494 for the fiscal year ended October 31, 2023.

PwC provided audit services to the Investment Company complex of approximately $34 million.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PwC’s independence.

(i) Not applicable.

(j) Not applicable.

1	Applicable Rules include, for example, New York Stock Exchange (“NYSE”) rules applicable to closed-end funds managed by Invesco and listed on NYSE.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements and Other Information	October 31, 2024
Invesco Charter Fund
Nasdaq:
A: CHTRX ■ C: CHTCX ■ R: CHRRX ■ S: CHRSX ■ Y: CHTYX ■ R5: CHTVX ■ R6: CHFTX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Report of Independent Registered Public Accounting Firm
16	Approval of Investment Advisory and Sub-Advisory Contracts
18	Tax Information
19	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
October 31, 2024
Shares		Value
Common Stocks & Other Equity Interests–99.29%
Aerospace & Defense–2.36%
Airbus SE (France)	189,981	$28,979,929
Howmet Aerospace, Inc.	277,930	27,715,180
Northrop Grumman Corp.	49,878	25,388,899
		82,084,008
Application Software–2.57%
Salesforce, Inc.	194,562	56,689,530
Tyler Technologies, Inc.(b)	53,889	32,634,640
		89,324,170
Asset Management & Custody Banks–1.67%
Blackrock, Inc.	59,072	57,951,404
Automotive Parts & Equipment–0.42%
Aptiv PLC(b)	257,786	14,649,978
Broadline Retail–4.54%
Amazon.com, Inc.(b)	845,425	157,587,220
Building Products–0.92%
Johnson Controls International PLC	421,255	31,825,815
Cable & Satellite–1.18%
Comcast Corp., Class A	936,723	40,906,693
Communications Equipment–0.76%
Motorola Solutions, Inc.	58,595	26,329,663
Construction Materials–1.01%
CRH PLC	365,994	34,926,808
Consumer Finance–1.39%
American Express Co.	178,008	48,076,401
Consumer Staples Merchandise Retail–1.82%
Walmart, Inc.	771,345	63,211,723
Data Center REITs–0.98%
Digital Realty Trust, Inc.	191,673	34,161,879
Distillers & Vintners–0.98%
Constellation Brands, Inc., Class A	146,286	33,988,089
Diversified Banks–2.68%
JPMorgan Chase & Co.	419,839	93,170,671
Diversified Financial Services–0.75%
Equitable Holdings, Inc.	577,053	26,163,583
Electric Utilities–1.57%
Constellation Energy Corp.	103,187	27,134,053
PPL Corp.	842,780	27,440,917
		54,574,970
Electrical Components & Equipment–2.53%
Emerson Electric Co.	427,368	46,271,133
Hubbell, Inc.	97,297	41,548,738
		87,819,871
Shares		Value
Fertilizers & Agricultural Chemicals–0.66%
Mosaic Co. (The)	851,876	$22,796,202
Health Care Equipment–2.16%
Boston Scientific Corp.(b)	544,935	45,785,439
Zimmer Biomet Holdings, Inc.	274,479	29,347,294
		75,132,733
Health Care Facilities–1.27%
HCA Healthcare, Inc.	122,816	44,059,012
Health Care Supplies–0.70%
Cooper Cos., Inc. (The)(b)	233,539	24,446,863
Home Improvement Retail–1.24%
Lowe’s Cos., Inc.	163,958	42,929,123
Hotels, Resorts & Cruise Lines–2.42%
Royal Caribbean Cruises Ltd.(c)	249,830	51,552,420
Wyndham Hotels & Resorts, Inc.	365,446	32,276,191
		83,828,611
Household Products–1.68%
Procter & Gamble Co. (The)	353,613	58,409,795
Human Resource & Employment Services–0.77%
Paylocity Holding Corp.(b)	145,583	26,870,254
Industrial REITs–1.30%
Prologis, Inc.	398,794	45,039,794
Insurance Brokers–0.93%
Arthur J. Gallagher & Co.	114,159	32,101,511
Integrated Oil & Gas–1.75%
Chevron Corp.	408,560	60,801,899
Integrated Telecommunication Services–1.10%
Verizon Communications, Inc.	905,547	38,150,695
Interactive Media & Services–5.84%
Alphabet, Inc., Class A	476,210	81,484,293
Meta Platforms, Inc., Class A	213,381	121,110,788
		202,595,081
Internet Services & Infrastructure–0.65%
MongoDB, Inc.(b)	83,963	22,703,595
Investment Banking & Brokerage–3.25%
Charles Schwab Corp. (The)	650,635	46,084,477
Morgan Stanley	307,734	35,774,077
Raymond James Financial, Inc.	207,663	30,779,810
		112,638,364
Life Sciences Tools & Services–1.67%
Danaher Corp.	111,488	27,388,142
Lonza Group AG (Switzerland)	49,893	30,700,560
		58,088,702
Managed Health Care–1.84%
UnitedHealth Group, Inc.	112,961	63,766,485

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Charter Fund

Shares		Value
Multi-line Insurance–1.12%
American International Group, Inc.	514,243	$39,020,759
Multi-Utilities–0.99%
Ameren Corp.	394,474	34,362,630
Oil & Gas Exploration & Production–1.91%
APA Corp.	1,081,783	25,530,079
Marathon Oil Corp.	1,467,657	40,654,099
		66,184,178
Personal Care Products–1.03%
BellRing Brands, Inc.(b)	469,487	30,906,329
Estee Lauder Cos., Inc. (The), Class A	71,150	4,905,081
		35,811,410
Pharmaceuticals–3.67%
Eli Lilly and Co.	86,221	71,541,013
Pfizer, Inc.	849,119	24,030,068
Sanofi S.A., ADR	602,990	31,886,111
		127,457,192
Property & Casualty Insurance–0.73%
Hartford Financial Services Group, Inc. (The)	229,807	25,379,885
Regional Banks–1.27%
M&T Bank Corp.	225,665	43,932,462
Restaurants–1.13%
McDonald’s Corp.	134,719	39,352,767
Semiconductor Materials & Equipment–0.69%
Applied Materials, Inc.	132,623	24,081,684
Semiconductors–10.55%
Broadcom, Inc.	391,234	66,419,797
NVIDIA Corp.	1,925,991	255,694,565
Texas Instruments, Inc.	216,832	44,051,589
		366,165,951
Specialty Chemicals–0.52%
PPG Industries, Inc.	145,809	18,154,679
Systems Software–8.18%
Microsoft Corp.	597,269	242,700,258
Shares		Value
Systems Software–(continued)
ServiceNow, Inc.(b)	44,314	$41,344,519
		284,044,777
Technology Hardware, Storage & Peripherals–5.75%
Apple, Inc.	883,254	199,535,911
Timber REITs–0.56%
Weyerhaeuser Co.(c)	627,762	19,561,064
Tobacco–1.38%
Philip Morris International, Inc.	359,938	47,763,773
Trading Companies & Distributors–0.61%
Air Lease Corp., Class A	473,597	21,004,027
Transaction & Payment Processing Services–1.84%
Fiserv, Inc.(b)	322,981	63,917,940
Total Common Stocks & Other Equity Interests (Cost $2,223,812,832)		3,446,842,754
Money Market Funds–0.70%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e)	8,487,906	8,487,906
Invesco Treasury Portfolio, Institutional Class, 4.73%(d)(e)	15,784,088	15,784,088
Total Money Market Funds (Cost $24,271,994)		24,271,994
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $2,248,084,826)		3,471,114,748
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.33%
Invesco Private Government Fund, 4.84%(d)(e)(f)	5,753,944	5,753,944
Invesco Private Prime Fund, 4.99%(d)(e)(f)	5,754,920	5,756,647
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,510,591)		11,510,591
TOTAL INVESTMENTS IN SECURITIES–100.32% (Cost $2,259,595,417)		3,482,625,339
OTHER ASSETS LESS LIABILITIES—(0.32)%		(10,988,388)
NET ASSETS–100.00%		$3,471,636,951
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Charter Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,795,162	$175,660,088	$(171,967,344)	$-	$-	$8,487,906	$569,514
Invesco Liquid Assets Portfolio, Institutional Class	3,447,517	79,703,053	(83,149,002)	(1,460)	(108)	-	281,616
Invesco Treasury Portfolio, Institutional Class	5,480,185	249,851,395	(239,547,492)	-	-	15,784,088	780,216
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,976,168	184,612,309	(181,834,533)	-	-	5,753,944	355,872*
Invesco Private Prime Fund	7,658,868	416,342,704	(418,242,299)	753	(3,379)	5,756,647	970,988*
Total	$24,357,900	$1,106,169,549	$(1,094,740,670)	$(707)	$(3,487)	$35,782,585	$2,958,206

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Charter Fund

Statement of Assets and Liabilities
October 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $2,223,812,832)*	$3,446,842,754
Investments in affiliated money market funds, at value (Cost $35,782,585)	35,782,585
Foreign currencies, at value (Cost $1,776)	1,680
Receivable for:
Investments sold	4,824,136
Fund shares sold	226,276
Dividends	2,560,560
Investment for trustee deferred compensation and retirement plans	1,483,454
Other assets	667,145
Total assets	3,492,388,590
Liabilities:
Payable for:
Investments purchased	4,896,176
Fund shares reacquired	1,297,954
Collateral upon return of securities loaned	11,510,591
Accrued fees to affiliates	1,385,835
Accrued trustees’ and officers’ fees and benefits	2,441
Accrued other operating expenses	115,366
Trustee deferred compensation and retirement plans	1,543,276
Total liabilities	20,751,639
Net assets applicable to shares outstanding	$3,471,636,951
Net assets consist of:
Shares of beneficial interest	$1,998,490,357
Distributable earnings	1,473,146,594
$3,471,636,951
Net Assets:
Class A	$3,291,517,047
Class C	$17,813,461
Class R	$18,602,633
Class S	$18,856,593
Class Y	$100,643,014
Class R5	$5,965,214
Class R6	$18,238,989
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	159,220,903
Class C	980,372
Class R	912,460
Class S	911,713
Class Y	4,834,560
Class R5	266,931
Class R6	816,718
Class A:
Net asset value per share	$20.67
Maximum offering price per share (Net asset value of $20.67 ÷ 94.50%)	$21.87
Class C:
Net asset value and offering price per share	$18.17
Class R:
Net asset value and offering price per share	$20.39
Class S:
Net asset value and offering price per share	$20.68
Class Y:
Net asset value and offering price per share	$20.82
Class R5:
Net asset value and offering price per share	$22.35
Class R6:
Net asset value and offering price per share	$22.33

*	At October 31, 2024, securities with an aggregate value of $11,129,057 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Charter Fund

Statement of Operations
For the year ended October 31, 2024
Investment income:
Interest	$21,729
Dividends (net of foreign withholding taxes of $35,836)	48,827,070
Dividends from affiliated money market funds (includes net securities lending income of $108,721)	1,740,067
Foreign withholding tax claims	771,240
Total investment income	51,360,106
Expenses:
Advisory fees	20,316,139
Administrative services fees	468,095
Custodian fees	18,725
Distribution fees:
Class A	7,747,340
Class C	179,420
Class R	88,979
Class S	26,674
Transfer agent fees — A, C, R, S and Y	3,691,791
Transfer agent fees — R5	6,317
Transfer agent fees — R6	5,027
Trustees’ and officers’ fees and benefits	48,013
Registration and filing fees	114,955
Reports to shareholders	370,310
Professional services fees	100,580
Other	50,867
Total expenses	33,233,232
Less: Fees waived and/or expense offset arrangement(s)	(158,568)
Net expenses	33,074,664
Net investment income	18,285,442
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	257,525,277
Affiliated investment securities	(3,487)
Foreign currencies	(121,854)
257,399,936
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	726,759,326
Affiliated investment securities	(707)
Foreign currencies	14,094
726,772,713
Net realized and unrealized gain	984,172,649
Net increase in net assets resulting from operations	$1,002,458,091
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Charter Fund

Statement of Changes in Net Assets
For the years ended October 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$18,285,442	$11,738,607
Net realized gain	257,399,936	182,058,650
Change in net unrealized appreciation	726,772,713	70,156,891
Net increase in net assets resulting from operations	1,002,458,091	263,954,148
Distributions to shareholders from distributable earnings:
Class A	(173,054,353)	(107,764,460)
Class C	(1,131,587)	(661,290)
Class R	(965,583)	(602,186)
Class S	(995,958)	(620,548)
Class Y	(5,382,506)	(3,762,877)
Class R5	(358,832)	(270,422)
Class R6	(928,591)	(579,930)
Total distributions from distributable earnings	(182,817,410)	(114,261,713)
Share transactions–net:
Class A	(138,209,460)	(160,254,977)
Class C	(2,866,882)	(2,846,746)
Class R	(977,888)	(1,287,839)
Class S	(488,093)	(766,005)
Class Y	(3,247,923)	(11,835,675)
Class R5	(1,322,154)	(1,342,684)
Class R6	(670,299)	(638,048)
Net increase (decrease) in net assets resulting from share transactions	(147,782,699)	(178,971,974)
Net increase (decrease) in net assets	671,857,982	(29,279,539)
Net assets:
Beginning of year	2,799,778,969	2,829,058,508
End of year	$3,471,636,951	$2,799,778,969
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Charter Fund

Financial Highlights
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/24	$16.01	$0.10	$5.62	$5.72	$(0.06)	$(1.00)	$(1.06)	$20.67	37.24%	$3,291,517	1.02%	1.02%	0.55%	37%
Year ended 10/31/23	15.25	0.06	1.32	1.38	(0.12)	(0.50)	(0.62)	16.01	9.44	2,653,092	1.03	1.03	0.39	84
Year ended 10/31/22	21.88	0.10(d)	(3.58)	(3.48)	(0.08)	(3.07)	(3.15)	15.25	(18.71)	2,671,536	1.02	1.02	0.58(d)	52
Year ended 10/31/21	15.99	0.07	6.24	6.31	(0.10)	(0.32)	(0.42)	21.88	40.10	3,609,724	1.03	1.03	0.38	47
Year ended 10/31/20	17.79	0.11	1.02	1.13	(0.13)	(2.80)	(2.93)	15.99	6.71	2,816,198	1.07	1.07	0.70	45
Class C
Year ended 10/31/24	14.23	(0.03)	4.97	4.94	—	(1.00)	(1.00)	18.17	36.25	17,813	1.77	1.77	(0.20)	37
Year ended 10/31/23	13.60	(0.05)	1.18	1.13	—	(0.50)	(0.50)	14.23	8.65	16,336	1.78	1.78	(0.36)	84
Year ended 10/31/22	19.91	(0.03)(d)	(3.21)	(3.24)	—	(3.07)	(3.07)	13.60	(19.35)	18,306	1.77	1.77	(0.17)(d)	52
Year ended 10/31/21	14.61	(0.07)	5.69	5.62	—	(0.32)	(0.32)	19.91	39.00	27,725	1.78	1.78	(0.37)	47
Year ended 10/31/20	16.47	(0.01)	0.95	0.94	—	(2.80)	(2.80)	14.61	5.96	30,607	1.82	1.82	(0.05)	45
Class R
Year ended 10/31/24	15.80	0.06	5.55	5.61	(0.02)	(1.00)	(1.02)	20.39	36.95	18,603	1.27	1.27	0.30	37
Year ended 10/31/23	15.05	0.02	1.31	1.33	(0.08)	(0.50)	(0.58)	15.80	9.17	15,125	1.28	1.28	0.14	84
Year ended 10/31/22	21.63	0.06(d)	(3.54)	(3.48)	(0.03)	(3.07)	(3.10)	15.05	(18.91)	15,653	1.27	1.27	0.33(d)	52
Year ended 10/31/21	15.82	0.02	6.16	6.18	(0.05)	(0.32)	(0.37)	21.63	39.66	20,442	1.28	1.28	0.13	47
Year ended 10/31/20	17.62	0.07	1.01	1.08	(0.08)	(2.80)	(2.88)	15.82	6.46	16,500	1.32	1.32	0.45	45
Class S
Year ended 10/31/24	16.02	0.12	5.62	5.74	(0.08)	(1.00)	(1.08)	20.68	37.35	18,857	0.92	0.92	0.65	37
Year ended 10/31/23	15.26	0.08	1.32	1.40	(0.14)	(0.50)	(0.64)	16.02	9.57	14,903	0.93	0.93	0.49	84
Year ended 10/31/22	21.89	0.12(d)	(3.58)	(3.46)	(0.10)	(3.07)	(3.17)	15.26	(18.61)	14,877	0.92	0.92	0.68(d)	52
Year ended 10/31/21	16.00	0.09	6.23	6.32	(0.11)	(0.32)	(0.43)	21.89	40.20	21,013	0.93	0.93	0.48	47
Year ended 10/31/20	17.80	0.13	1.02	1.15	(0.15)	(2.80)	(2.95)	16.00	6.82	16,783	0.97	0.97	0.80	45
Class Y
Year ended 10/31/24	16.11	0.15	5.66	5.81	(0.10)	(1.00)	(1.10)	20.82	37.67	100,643	0.77	0.77	0.80	37
Year ended 10/31/23	15.35	0.10	1.32	1.42	(0.16)	(0.50)	(0.66)	16.11	9.71	80,126	0.78	0.78	0.64	84
Year ended 10/31/22	22.01	0.14(d)	(3.60)	(3.46)	(0.13)	(3.07)	(3.20)	15.35	(18.53)	87,804	0.77	0.77	0.83(d)	52
Year ended 10/31/21	16.09	0.12	6.26	6.38	(0.14)	(0.32)	(0.46)	22.01	40.36	116,054	0.78	0.78	0.63	47
Year ended 10/31/20	17.88	0.15	1.04	1.19	(0.18)	(2.80)	(2.98)	16.09	7.03	81,404	0.82	0.82	0.95	45
Class R5
Year ended 10/31/24	17.23	0.16	6.07	6.23	(0.11)	(1.00)	(1.11)	22.35	37.62	5,965	0.76	0.76	0.81	37
Year ended 10/31/23	16.36	0.12	1.42	1.54	(0.17)	(0.50)	(0.67)	17.23	9.81	5,610	0.76	0.76	0.66	84
Year ended 10/31/22	23.25	0.16(d)	(3.85)	(3.69)	(0.13)	(3.07)	(3.20)	16.36	(18.50)	6,555	0.75	0.75	0.85(d)	52
Year ended 10/31/21	16.98	0.14	6.60	6.74	(0.15)	(0.32)	(0.47)	23.25	40.37	9,109	0.75	0.75	0.66	47
Year ended 10/31/20	18.71	0.17	1.09	1.26	(0.19)	(2.80)	(2.99)	16.98	7.11	7,511	0.76	0.76	1.01	45
Class R6
Year ended 10/31/24	17.22	0.18	6.05	6.23	(0.12)	(1.00)	(1.12)	22.33	37.67	18,239	0.69	0.69	0.88	37
Year ended 10/31/23	16.36	0.13	1.41	1.54	(0.18)	(0.50)	(0.68)	17.22	9.83	14,588	0.69	0.69	0.73	84
Year ended 10/31/22	23.24	0.17(d)	(3.83)	(3.66)	(0.15)	(3.07)	(3.22)	16.36	(18.41)	14,327	0.68	0.68	0.92(d)	52
Year ended 10/31/21	16.97	0.15	6.60	6.75	(0.16)	(0.32)	(0.48)	23.24	40.49	20,931	0.68	0.68	0.73	47
Year ended 10/31/20	18.70	0.18	1.09	1.27	(0.20)	(2.80)	(3.00)	16.97	7.19	16,553	0.69	0.69	1.08	45

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the year ended October 31, 2022. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.06 and 0.32%, $(0.07) and (0.43)%, $0.02 and 0.07%, $0.08 and 0.42%, $0.10 and 0.57%, $0.12 and 0.59% and $0.13 and 0.66% for Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares, respectively.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Charter Fund

Notes to Financial Statements
October 31, 2024
NOTE 1—Significant Accounting Policies
Invesco Charter Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
9	Invesco Charter Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the year ended October 31, 2024, the Fund did not enter into any closing agreements.
G.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds
10	Invesco Charter Fund

(collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended October 31, 2024, the Fund paid the Adviser $7,017 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.695%
Next $4.05 billion	0.615%
Next $3.9 billion	0.570%
Next $1.8 billion	0.545%
Over $10 billion	0.520%
For the year ended October 31, 2024, the effective advisory fee rate incurred by the Fund was 0.62%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
11	Invesco Charter Fund

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended October 31, 2024, the Adviser waived advisory fees of $32,347.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended October 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended October 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2024, IDI advised the Fund that IDI retained $103,036 in front-end sales commissions from the sale of Class A shares and $2,639 and $739 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended October 31, 2024, the Fund incurred $16,468 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,387,162,265	$59,680,489	$—	$3,446,842,754
Money Market Funds	24,271,994	11,510,591	—	35,782,585
Total Investments	$3,411,434,259	$71,191,080	$—	$3,482,625,339
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended October 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $126,221.
12	Invesco Charter Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2024 and 2023:
	2024	2023
Ordinary income*	$22,706,960	$21,955,418
Long-term capital gain	160,110,450	92,306,295
Total distributions	$182,817,410	$114,261,713

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$68,338,970
Undistributed long-term capital gain	191,089,441
Net unrealized appreciation — investments	1,214,643,549
Net unrealized appreciation (depreciation) — foreign currencies	(23,038)
Temporary book/tax differences	(902,328)
Shares of beneficial interest	1,998,490,357
Total net assets	$3,471,636,951
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of October 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2024 was $1,189,819,678 and $1,504,355,472, respectively. As of October 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,297,392,442
Aggregate unrealized (depreciation) of investments	(82,748,893)
Net unrealized appreciation of investments	$1,214,643,549
Cost of investments for tax purposes is $2,267,981,790.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of equalization, on October 31, 2024, undistributed net investment income was decreased by $121,852, undistributed net realized gain was decreased by $14,970,149 and shares of beneficial interest was increased by $15,092,001. This reclassification had no effect on the net assets of the Fund.
13	Invesco Charter Fund

NOTE 10—Share Information
	Summary of Share Activity
	Year ended October 31, 2024(a)		Year ended October 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	2,169,957	$40,141,363	2,271,675	$36,577,611
Class C	144,534	2,391,484	131,138	1,867,355
Class R	116,869	2,125,715	108,140	1,719,707
Class S	8,993	165,444	15,068	240,188
Class Y	900,494	16,885,475	893,640	14,347,344
Class R5	33,669	710,943	31,626	534,244
Class R6	104,884	2,075,320	222,317	3,791,403
Issued as reinvestment of dividends:
Class A	9,562,009	160,928,573	6,826,746	100,352,865
Class C	75,112	1,118,415	49,820	655,128
Class R	58,028	965,582	41,416	602,186
Class S	59,152	995,521	42,097	618,823
Class Y	233,809	3,953,716	194,031	2,865,844
Class R5	19,282	350,159	16,780	264,794
Class R6	46,548	843,908	34,066	536,873
Automatic conversion of Class C shares to Class A shares:
Class A	178,619	3,365,817	136,433	2,163,013
Class C	(202,465)	(3,365,817)	(152,940)	(2,163,013)
Reacquired:
Class A	(18,412,239)	(342,645,213)	(18,734,188)	(299,348,466)
Class C	(184,674)	(3,010,964)	(225,995)	(3,206,216)
Class R	(219,630)	(4,069,185)	(232,490)	(3,609,732)
Class S	(86,897)	(1,649,058)	(101,850)	(1,625,016)
Class Y	(1,272,059)	(24,087,114)	(1,834,966)	(29,048,863)
Class R5	(111,650)	(2,383,256)	(123,341)	(2,141,722)
Class R6	(182,080)	(3,589,527)	(284,985)	(4,966,324)
Net increase (decrease) in share activity	(6,959,735)	$(147,782,699)	(10,675,762)	$(178,971,974)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 29% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
14	Invesco Charter Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Equity Funds (Invesco Equity Funds) and Shareholders of Invesco Charter Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Charter Fund (one of the funds constituting AIM Equity Funds (Invesco Equity Funds), referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
December 19, 2024
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
15	Invesco Charter Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Equity Funds (Invesco Equity Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Charter Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Index (Index).  The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and in the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods.  The Board considered that stock selection in certain sectors detracted from the Fund’s relative performance.  The Board further considered that the Fund underwent a portfolio management team change in November 2022, and that performance results prior to such date were those of the prior portfolio management team.  The Board
16	Invesco Charter Fund

recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s actual management fees and total expense ratio were in the fourth quintile, respectively, of its expense group and discussed with management reasons for such relative actual management fees and total expenses.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted
that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
17	Invesco Charter Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2024:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$175,202,450
Qualified Dividend Income*	99.45%
Corporate Dividends Received Deduction*	99.41%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$11,851,128
18	Invesco Charter Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
19	Invesco Charter Fund

SEC file number(s): 811-01424 and 002-25469	Invesco Distributors, Inc.	CHT-NCSR

Annual Financial Statements and Other Information	October 31, 2024
Invesco Diversified Dividend Fund
Nasdaq:
A: LCEAX ■ C: LCEVX ■ R: DDFRX ■ Y: LCEYX ■ Investor: LCEIX ■ R5: DDFIX ■ R6: LCEFX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Report of Independent Registered Public Accounting Firm
16	Approval of Investment Advisory and Sub-Advisory Contracts
19	Tax Information
20	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
October 31, 2024
Shares		Value
Common Stocks & Other Equity Interests–98.20%
Aerospace & Defense–3.35%
Airbus SE (France)	741,070	$113,043,705
General Electric Co.(b)	814,227	139,867,914
Huntington Ingalls Industries, Inc.	30,341	5,611,871
Northrop Grumman Corp.	228,140	116,127,823
		374,651,313
Apparel Retail–0.50%
TJX Cos., Inc. (The)	494,613	55,906,107
Application Software–1.83%
Intuit, Inc.	90,645	55,320,643
Salesforce, Inc.	511,453	149,022,061
		204,342,704
Asset Management & Custody Banks–2.36%
Ares Management Corp., Class A	498,322	83,558,633
Blackrock, Inc.	184,220	180,725,347
		264,283,980
Biotechnology–1.62%
AbbVie, Inc.	887,920	181,020,250
Building Products–2.55%
Carlisle Cos., Inc.	186,223	78,628,937
Fortune Brands Innovations, Inc.	850,851	70,901,414
Johnson Controls International PLC	1,798,383	135,867,836
		285,398,187
Cable & Satellite–1.19%
Comcast Corp., Class A	3,055,129	133,417,483
Construction Materials–1.94%
CRH PLC	2,273,252	216,936,438
Consumer Finance–0.99%
American Express Co.	408,677	110,375,484
Consumer Staples Merchandise Retail–3.25%
Walmart, Inc.	4,436,899	363,603,873
Diversified Banks–7.89%
Fifth Third Bancorp(b)	1,973,742	86,213,051
JPMorgan Chase & Co.	1,684,947	373,923,438
PNC Financial Services Group, Inc. (The)	1,301,626	245,057,127
Wells Fargo & Co.	2,723,244	176,793,000
		881,986,616
Diversified Metals & Mining–0.56%
Teck Resources Ltd., Class B (Canada)	1,355,116	62,999,343
Electric Utilities–4.46%
American Electric Power Co., Inc.	1,189,719	117,484,751
Entergy Corp.	1,618,172	250,460,662
PPL Corp.	4,032,031	131,282,930
		499,228,343
Electrical Components & Equipment–3.55%
ABB Ltd. (Switzerland)	1,979,390	109,996,879
Shares		Value
Electrical Components & Equipment–(continued)
Emerson Electric Co.	1,615,390	$174,898,275
Hubbell, Inc.(b)	263,341	112,454,507
		397,349,661
Electronic Manufacturing Services–0.59%
TE Connectivity PLC (Switzerland)	448,790	66,160,622
Financial Exchanges & Data–1.37%
CME Group, Inc., Class A	679,337	153,095,386
Food Distributors–1.41%
Sysco Corp.(b)	2,101,037	157,472,723
Health Care Equipment–4.04%
Becton, Dickinson and Co.	731,631	170,901,685
Medtronic PLC	1,915,663	170,972,923
Stryker Corp.	310,115	110,487,772
		452,362,380
Health Care Supplies–0.48%
Alcon AG(b)	580,378	53,365,757
Home Improvement Retail–2.19%
Lowe’s Cos., Inc.	933,652	244,458,103
Household Products–1.07%
Colgate-Palmolive Co.	1,272,719	119,266,498
Industrial Machinery & Supplies & Components–1.54%
Parker-Hannifin Corp.	271,472	172,132,251
Industrial REITs–1.71%
Prologis, Inc.	1,694,309	191,355,258
Integrated Oil & Gas–3.64%
Chevron Corp.	1,733,743	258,015,633
Suncor Energy, Inc. (Canada)	3,938,386	148,752,839
		406,768,472
Integrated Telecommunication Services–2.38%
AT&T, Inc.	6,060,304	136,599,252
Deutsche Telekom AG (Germany)	4,287,964	129,640,210
		266,239,462
Investment Banking & Brokerage–3.37%
Charles Schwab Corp. (The)	2,101,353	148,838,833
Morgan Stanley	1,966,006	228,548,198
		377,387,031
Life Sciences Tools & Services–0.59%
Lonza Group AG (Switzerland)	107,645	66,236,983
Managed Health Care–2.94%
UnitedHealth Group, Inc.	582,711	328,940,360
Movies & Entertainment–1.71%
Walt Disney Co. (The)	1,992,742	191,701,780
Multi-Family Residential REITs–0.72%
Mid-America Apartment Communities, Inc.	534,975	80,963,117

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Diversified Dividend Fund

Shares		Value
Multi-line Insurance–1.88%
American International Group, Inc.	2,775,501	$210,605,016
Multi-Utilities–0.70%
Public Service Enterprise Group, Inc.(b)	869,291	77,723,308
Oil & Gas Exploration & Production–2.95%
ConocoPhillips(b)	1,820,307	199,396,429
Marathon Oil Corp.	4,724,749	130,875,547
		330,271,976
Oil & Gas Storage & Transportation–0.62%
Cheniere Energy, Inc.(b)	360,316	68,957,276
Paper & Plastic Packaging Products & Materials–0.61%
Smurfit WestRock PLC	1,322,512	68,109,368
Personal Care Products–0.44%
L’Oreal S.A. (France)	132,424	49,681,527
Pharmaceuticals–6.03%
AstraZeneca PLC (United Kingdom)	723,539	102,954,959
Johnson & Johnson	1,771,659	283,217,408
Merck & Co., Inc.	1,351,101	138,244,654
Sanofi S.A., ADR	2,827,374	149,511,537
		673,928,558
Property & Casualty Insurance–1.00%
Hartford Financial Services Group, Inc. (The)	1,011,608	111,721,988
Rail Transportation–1.96%
Union Pacific Corp.	946,381	219,626,639
Regional Banks–0.25%
Citizens Financial Group, Inc.	666,580	28,076,350
Restaurants–2.06%
McDonald’s Corp.	789,209	230,535,841
Semiconductor Materials & Equipment–0.54%
Lam Research Corp.	818,120	60,827,222
Semiconductors–3.62%
Analog Devices, Inc.	890,189	198,610,068
Broadcom, Inc.	688,136	116,824,849
Marvell Technology, Inc.	1,109,312	88,866,984
		404,301,901
Soft Drinks & Non-alcoholic Beverages–0.74%
PepsiCo, Inc.	499,887	83,021,233
Specialty Chemicals–1.37%
DuPont de Nemours, Inc.	1,171,156	97,194,236
Shares		Value
Specialty Chemicals–(continued)
PPG Industries, Inc.	450,129	$56,045,562
		153,239,798
Systems Software–1.35%
Microsoft Corp.	370,523	150,562,021
Telecom Tower REITs–0.61%
American Tower Corp.	317,081	67,709,477
Timber REITs–0.77%
Weyerhaeuser Co.	2,744,893	85,530,866
Tobacco–3.14%
Philip Morris International, Inc.	2,644,351	350,905,378
Trading Companies & Distributors–0.54%
AerCap Holdings N.V. (Ireland)	644,171	60,262,197
Transaction & Payment Processing Services–1.23%
Visa, Inc., Class A	473,693	137,299,916
Total Common Stocks & Other Equity Interests (Cost $8,012,394,896)		10,982,303,821
Money Market Funds–1.59%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(c)(d)	62,291,541	62,291,541
Invesco Treasury Portfolio, Institutional Class, 4.73%(c)(d)	115,679,294	115,679,294
Total Money Market Funds (Cost $177,970,835)		177,970,835
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.79% (Cost $8,190,365,731)		11,160,274,656
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.65%
Invesco Private Government Fund, 4.84%(c)(d)(e)	20,061,524	20,061,524
Invesco Private Prime Fund, 4.99%(c)(d)(e)	52,464,901	52,480,640
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $72,542,164)		72,542,164
TOTAL INVESTMENTS IN SECURITIES–100.44% (Cost $8,262,907,895)		11,232,816,820
OTHER ASSETS LESS LIABILITIES—(0.44)%		(48,660,717)
NET ASSETS–100.00%		$11,184,156,103
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Diversified Dividend Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$114,276,421	$985,565,653	$(1,037,550,533)	$-	$-	$62,291,541	$4,252,629
Invesco Liquid Assets Portfolio, Institutional Class	81,621,747	512,726,647	(594,347,667)	(13,969)	13,242	-	2,221,558
Invesco Treasury Portfolio, Institutional Class	130,601,624	1,400,758,200	(1,415,680,530)	-	-	115,679,294	5,705,476
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	90,569,365	446,216,956	(516,724,797)	-	-	20,061,524	2,629,176*
Invesco Private Prime Fund	232,953,581	974,648,807	(1,155,154,762)	(7,484)	40,498	52,480,640	7,097,071*
Total	$650,022,738	$4,319,916,263	$(4,719,458,289)	$(21,453)	$53,740	$250,512,999	$21,905,910

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Diversified Dividend Fund

Statement of Assets and Liabilities
October 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $8,012,394,896)*	$10,982,303,821
Investments in affiliated money market funds, at value (Cost $250,512,999)	250,512,999
Foreign currencies, at value (Cost $1,019)	974
Receivable for:
Investments sold	21,053,861
Fund shares sold	2,760,986
Dividends	22,041,713
Investment for trustee deferred compensation and retirement plans	732,775
Other assets	75,708
Total assets	11,279,482,837
Liabilities:
Payable for:
Dividends	1,064,255
Fund shares reacquired	16,769,504
Collateral upon return of securities loaned	72,542,164
Accrued fees to affiliates	3,624,604
Accrued trustees’ and officers’ fees and benefits	6,731
Accrued other operating expenses	455,244
Trustee deferred compensation and retirement plans	864,232
Total liabilities	95,326,734
Net assets applicable to shares outstanding	$11,184,156,103
Net assets consist of:
Shares of beneficial interest	$7,200,249,532
Distributable earnings	3,983,906,571
$11,184,156,103
Net Assets:
Class A	$3,971,987,866
Class C	$128,053,974
Class R	$133,127,415
Class Y	$1,245,232,814
Investor Class	$1,596,064,455
Class R5	$1,799,846,762
Class R6	$2,309,842,817
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	200,902,494
Class C	6,594,386
Class R	6,697,991
Class Y	62,907,490
Investor Class	80,732,505
Class R5	91,042,043
Class R6	116,850,658
Class A:
Net asset value per share	$19.77
Maximum offering price per share (Net asset value of $19.77 ÷ 94.50%)	$20.92
Class C:
Net asset value and offering price per share	$19.42
Class R:
Net asset value and offering price per share	$19.88
Class Y:
Net asset value and offering price per share	$19.79
Investor Class:
Net asset value and offering price per share	$19.77
Class R5:
Net asset value and offering price per share	$19.77
Class R6:
Net asset value and offering price per share	$19.77

*	At October 31, 2024, securities with an aggregate value of $70,431,247 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Diversified Dividend Fund

Statement of Operations
For the year ended October 31, 2024
Investment income:
Interest	$227,021
Dividends (net of foreign withholding taxes of $1,824,887)	253,121,108
Dividends from affiliates (includes net securities lending income of $230,873)	12,410,536
Foreign withholding tax claims	3,471,696
Total investment income	269,230,361
Expenses:
Advisory fees	46,012,872
Administrative services fees	1,594,026
Custodian fees	95,467
Distribution fees:
Class A	9,615,488
Class C	1,532,037
Class R	651,563
Investor Class	2,125,789
Transfer agent fees — A, C, R, Y and Investor	9,048,277
Transfer agent fees — R5	1,840,044
Transfer agent fees — R6	714,241
Trustees’ and officers’ fees and benefits	134,546
Registration and filing fees	195,503
Reports to shareholders	1,549,824
Professional services fees	181,380
Other	196,470
Total expenses	75,487,527
Less: Fees waived and/or expense offset arrangement(s)	(361,967)
Net expenses	75,125,560
Net investment income	194,104,801
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	1,142,908,234
Affiliated investment securities	53,740
Foreign currencies	278,370
1,143,240,344
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,389,348,472
Affiliated investment securities	(21,453)
Foreign currencies	579,032
1,389,906,051
Net realized and unrealized gain	2,533,146,395
Net increase in net assets resulting from operations	$2,727,251,196
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Diversified Dividend Fund

Statement of Changes in Net Assets
For the years ended October 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$194,104,801	$210,035,580
Net realized gain	1,143,240,344	750,153,758
Change in net unrealized appreciation (depreciation)	1,389,906,051	(1,134,329,616)
Net increase (decrease) in net assets resulting from operations	2,727,251,196	(174,140,278)
Distributions to shareholders from distributable earnings:
Class A	(277,773,007)	(434,098,421)
Class C	(11,214,576)	(22,532,260)
Class R	(8,983,617)	(14,778,850)
Class Y	(93,107,606)	(140,687,861)
Investor Class	(112,951,380)	(174,646,711)
Class R5	(139,988,939)	(232,341,754)
Class R6	(183,071,732)	(305,604,623)
Total distributions from distributable earnings	(827,090,857)	(1,324,690,480)
Share transactions–net:
Class A	(161,180,838)	57,114,562
Class C	(60,259,275)	(32,641,012)
Class R	(5,317,519)	(3,783,739)
Class Y	(121,788,626)	40,743,880
Investor Class	(51,827,490)	19,534,017
Class R5	(200,814,740)	(82,929,035)
Class R6	(312,183,140)	(153,167,171)
Net increase (decrease) in net assets resulting from share transactions	(913,371,628)	(155,128,498)
Net increase (decrease) in net assets	986,788,711	(1,653,959,256)
Net assets:
Beginning of year	10,197,367,392	11,851,326,648
End of year	$11,184,156,103	$10,197,367,392
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Diversified Dividend Fund

Financial Highlights
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/24	$16.64	$0.29	$4.19	$4.48	$(0.30)	$(1.05)	$(1.35)	$19.77	28.08%	$3,971,988	0.83%	0.83%	1.59%	47%
Year ended 10/31/23	19.08	0.30	(0.62)	(0.32)	(0.34)	(1.78)	(2.12)	16.64	(2.18)	3,478,556	0.82	0.82	1.69	39
Year ended 10/31/22	22.89	0.35	(0.56)	(0.21)	(0.37)	(3.23)	(3.60)	19.08	(0.90)	3,923,162	0.82	0.82	1.76	39
Year ended 10/31/21	17.82	0.37	5.43	5.80	(0.43)	(0.30)	(0.73)	22.89	33.06	4,287,951	0.81	0.81	1.73	34
Year ended 10/31/20	20.50	0.43	(2.07)	(1.64)	(0.46)	(0.58)	(1.04)	17.82	(8.28)	3,599,794	0.83	0.83	2.30	8
Class C
Year ended 10/31/24	16.36	0.15	4.12	4.27	(0.16)	(1.05)	(1.21)	19.42	27.14	128,054	1.58	1.58	0.84	47
Year ended 10/31/23	18.78	0.17	(0.61)	(0.44)	(0.20)	(1.78)	(1.98)	16.36	(2.89)	161,365	1.57	1.57	0.94	39
Year ended 10/31/22	22.57	0.20	(0.55)	(0.35)	(0.21)	(3.23)	(3.44)	18.78	(1.63)	220,377	1.57	1.57	1.01	39
Year ended 10/31/21	17.58	0.21	5.34	5.55	(0.26)	(0.30)	(0.56)	22.57	32.02	276,023	1.56	1.56	0.98	34
Year ended 10/31/20	20.22	0.29	(2.04)	(1.75)	(0.31)	(0.58)	(0.89)	17.58	(8.96)	300,883	1.58	1.58	1.55	8
Class R
Year ended 10/31/24	16.72	0.25	4.22	4.47	(0.26)	(1.05)	(1.31)	19.88	27.82	133,127	1.08	1.08	1.34	47
Year ended 10/31/23	19.16	0.26	(0.62)	(0.36)	(0.30)	(1.78)	(2.08)	16.72	(2.41)	116,297	1.07	1.07	1.44	39
Year ended 10/31/22	22.97	0.30	(0.56)	(0.26)	(0.32)	(3.23)	(3.55)	19.16	(1.15)	137,274	1.07	1.07	1.51	39
Year ended 10/31/21	17.89	0.32	5.44	5.76	(0.38)	(0.30)	(0.68)	22.97	32.66	193,353	1.06	1.06	1.48	34
Year ended 10/31/20	20.57	0.38	(2.07)	(1.69)	(0.41)	(0.58)	(0.99)	17.89	(8.48)	179,293	1.08	1.08	2.05	8
Class Y
Year ended 10/31/24	16.66	0.34	4.19	4.53	(0.35)	(1.05)	(1.40)	19.79	28.37	1,245,233	0.58	0.58	1.84	47
Year ended 10/31/23	19.10	0.35	(0.62)	(0.27)	(0.39)	(1.78)	(2.17)	16.66	(1.93)	1,153,540	0.57	0.57	1.94	39
Year ended 10/31/22	22.91	0.40	(0.56)	(0.16)	(0.42)	(3.23)	(3.65)	19.10	(0.64)	1,275,341	0.57	0.57	2.01	39
Year ended 10/31/21	17.84	0.43	5.42	5.85	(0.48)	(0.30)	(0.78)	22.91	33.35	1,620,295	0.56	0.56	1.98	34
Year ended 10/31/20	20.53	0.48	(2.08)	(1.60)	(0.51)	(0.58)	(1.09)	17.84	(8.07)	1,589,496	0.58	0.58	2.55	8
Investor Class
Year ended 10/31/24	16.64	0.32	4.18	4.50	(0.32)	(1.05)	(1.37)	19.77	28.20(d)	1,596,064	0.72(d)	0.72(d)	1.70(d)	47
Year ended 10/31/23	19.07	0.32	(0.61)	(0.29)	(0.36)	(1.78)	(2.14)	16.64	(2.03)(d)	1,385,127	0.72(d)	0.72(d)	1.79(d)	39
Year ended 10/31/22	22.88	0.37	(0.56)	(0.19)	(0.39)	(3.23)	(3.62)	19.07	(0.81)(d)	1,565,529	0.73(d)	0.73(d)	1.85(d)	39
Year ended 10/31/21	17.82	0.40	5.41	5.81	(0.45)	(0.30)	(0.75)	22.88	33.11(d)	1,742,672	0.70(d)	0.70(d)	1.84(d)	34
Year ended 10/31/20	20.49	0.44	(2.06)	(1.62)	(0.47)	(0.58)	(1.05)	17.82	(8.17)(d)	1,489,011	0.77(d)	0.77(d)	2.36(d)	8
Class R5
Year ended 10/31/24	16.64	0.35	4.18	4.53	(0.35)	(1.05)	(1.40)	19.77	28.44	1,799,847	0.55	0.55	1.87	47
Year ended 10/31/23	19.07	0.35	(0.61)	(0.26)	(0.39)	(1.78)	(2.17)	16.64	(1.85)	1,688,322	0.54	0.54	1.97	39
Year ended 10/31/22	22.89	0.41	(0.57)	(0.16)	(0.43)	(3.23)	(3.66)	19.07	(0.66)	2,027,303	0.53	0.53	2.05	39
Year ended 10/31/21	17.82	0.43	5.43	5.86	(0.49)	(0.30)	(0.79)	22.89	33.45	3,062,152	0.52	0.52	2.02	34
Year ended 10/31/20	20.50	0.49	(2.07)	(1.58)	(0.52)	(0.58)	(1.10)	17.82	(7.98)	3,107,721	0.52	0.52	2.61	8
Class R6
Year ended 10/31/24	16.64	0.36	4.19	4.55	(0.37)	(1.05)	(1.42)	19.77	28.52	2,309,843	0.48	0.48	1.94	47
Year ended 10/31/23	19.07	0.36	(0.61)	(0.25)	(0.40)	(1.78)	(2.18)	16.64	(1.77)	2,214,161	0.47	0.47	2.04	39
Year ended 10/31/22	22.89	0.42	(0.57)	(0.15)	(0.44)	(3.23)	(3.67)	19.07	(0.58)	2,702,340	0.46	0.46	2.12	39
Year ended 10/31/21	17.83	0.45	5.42	5.87	(0.51)	(0.30)	(0.81)	22.89	33.49	3,605,804	0.43	0.43	2.11	34
Year ended 10/31/20	20.51	0.50	(2.07)	(1.57)	(0.53)	(0.58)	(1.11)	17.83	(7.88)	4,024,875	0.43	0.43	2.70	8

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.14%, 0.15%, 0.16%, 0.14% and 0.19% for the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Diversified Dividend Fund

Notes to Financial Statements
October 31, 2024
NOTE 1—Significant Accounting Policies
Invesco Diversified Dividend Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital and, secondarily, current income.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
9	Invesco Diversified Dividend Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the year ended October 31, 2024, the Fund did not enter into any closing agreements.
G.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in
10	Invesco Diversified Dividend Fund

short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended October 31, 2024, the Fund paid the Adviser $20,751 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $350 million	0.600%
Next $350 million	0.550%
Next $1.3 billion	0.500%
Next $2 billion	0.450%
Next $2 billion	0.400%
Next $2 billion	0.375%
Over $8 billion	0.350%
For the year ended October 31, 2024, the effective advisory fee rate incurred by the Fund was 0.41%.
11	Invesco Diversified Dividend Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended October 31, 2024, the Adviser waived advisory fees of $256,597.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended October 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended October 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2024, IDI advised the Fund that IDI retained $286,140 in front-end sales commissions from the sale of Class A shares and $8,466 and $3,332 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended October 31, 2024, the Fund incurred $4,756 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$10,410,749,558	$571,554,263	$—	$10,982,303,821
Money Market Funds	177,970,835	72,542,164	—	250,512,999
Total Investments	$10,588,720,393	$644,096,427	$—	$11,232,816,820
12	Invesco Diversified Dividend Fund

NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended October 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $105,370.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2024 and 2023:
	2024	2023
Ordinary income*	$196,585,263	$231,019,685
Long-term capital gain	630,505,594	1,093,670,795
Total distributions	$827,090,857	$1,324,690,480

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$32,368,961
Undistributed long-term capital gain	983,193,360
Net unrealized appreciation — investments	2,968,455,233
Net unrealized appreciation — foreign currencies	456,118
Temporary book/tax differences	(567,101)
Shares of beneficial interest	7,200,249,532
Total net assets	$11,184,156,103
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of October 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2024 was $5,161,843,153 and $6,613,915,523, respectively. As of October 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,005,986,533
Aggregate unrealized (depreciation) of investments	(37,531,300)
Net unrealized appreciation of investments	$2,968,455,233
Cost of investments for tax purposes is $8,264,361,587.
13	Invesco Diversified Dividend Fund

NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of equalization, on October 31, 2024, undistributed net investment income was increased by $1,514,883, undistributed net realized gain was decreased by $125,766,883 and shares of beneficial interest was increased by $124,252,000. This reclassification had no effect on the net assets of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended October 31, 2024(a)		Year ended October 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	11,864,004	$217,664,292	14,929,944	$265,794,823
Class C	470,414	8,528,719	952,075	16,694,399
Class R	929,146	17,219,512	1,302,574	23,318,161
Class Y	13,417,563	243,746,553	18,068,726	321,751,621
Investor Class	740,739	13,609,375	1,013,797	18,123,405
Class R5	7,697,008	141,307,869	10,052,175	181,403,834
Class R6	14,197,188	260,016,878	16,346,232	291,487,234
Issued as reinvestment of dividends:
Class A	15,222,254	266,401,070	22,485,427	397,527,110
Class C	628,234	10,751,141	1,188,932	20,725,565
Class R	509,046	8,970,179	830,438	14,763,837
Class Y	3,891,818	68,072,571	6,245,048	110,524,432
Investor Class	5,782,504	101,553,110	8,853,431	156,405,158
Class R5	7,956,788	139,838,981	13,139,583	232,072,886
Class R6	10,329,881	181,290,156	16,907,485	298,572,735
Automatic conversion of Class C shares to Class A shares:
Class A	2,576,703	48,073,622	1,564,344	27,630,606
Class C	(2,624,185)	(48,073,622)	(1,591,299)	(27,630,606)
Reacquired:
Class A	(37,786,987)	(693,319,822)	(35,608,699)	(633,837,977)
Class C	(1,743,056)	(31,465,513)	(2,421,822)	(42,430,370)
Class R	(1,694,631)	(31,507,210)	(2,343,265)	(41,865,737)
Class Y	(23,636,231)	(433,607,750)	(21,860,033)	(391,532,173)
Investor Class	(9,051,275)	(166,989,975)	(8,699,156)	(154,994,546)
Class R5	(26,086,749)	(481,961,590)	(28,003,716)	(496,405,755)
Class R6	(40,754,409)	(753,490,174)	(41,850,316)	(743,227,140)
Net increase (decrease) in share activity	(47,164,233)	$(913,371,628)	(8,498,095)	$(155,128,498)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
14	Invesco Diversified Dividend Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Equity Funds (Invesco Equity Funds) and Shareholders of Invesco Diversified Dividend Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Diversified Dividend Fund (one of the funds constituting AIM Equity Funds (Invesco Equity Funds), referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
December 19, 2024
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
15	Invesco Diversified Dividend Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Equity Funds (Invesco Equity Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Diversified Dividend Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against Russell 1000® Value Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and five year periods and reasonably comparable to the performance of the Index for the three year period.  The Board considered that the Fund’s defensive positioning relative to the peer group and stock selection (i.e., not holding certain large cap stocks) detracted from the Fund’s relative performance. The Board further considered that the Fund underwent a
16	Invesco Diversified Dividend Fund

portfolio management team change and investment process change in March 2021, and that performance results prior to such date were those of the prior portfolio management team. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to breakpoints in the Fund’s contractual management fee schedule. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate before the application of advisory fee waivers/expense limitations) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2023.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent
17	Invesco Diversified Dividend Fund

and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
18	Invesco Diversified Dividend Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2024:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$754,757,594
Qualified Dividend Income*	100.00%
Corporate Dividends Received Deduction*	91.97%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$1,236,512
19	Invesco Diversified Dividend Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
20	Invesco Diversified Dividend Fund

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

SEC file number(s): 811-01424 and 002-25469	Invesco Distributors, Inc.	DDI-NCSR

Annual Financial Statements and Other Information	October 31, 2024
Invesco Main Street All Cap Fund®
Nasdaq:
A: OMSOX ■ C: OMSCX ■ R: OMSNX ■ Y: OMSYX ■ R5: MSAZX ■ R6: IOAPX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Report of Independent Registered Public Accounting Firm
16	Approval of Investment Advisory and Sub-Advisory Contracts
18	Tax Information
19	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
October 31, 2024
Shares		Value
Common Stocks & Other Equity Interests–98.73%
Aerospace & Defense–1.65%
Airbus SE (France)	49,756	$7,589,840
Howmet Aerospace, Inc.	153,014	15,258,556
Huntington Ingalls Industries, Inc.	6,132	1,134,175
		23,982,571
Application Software–2.22%
Salesforce, Inc.	57,425	16,731,922
Tyler Technologies, Inc.(b)	13,342	8,079,782
Unity Software, Inc.(b)(c)	366,233	7,353,959
		32,165,663
Asset Management & Custody Banks–0.60%
Blue Owl Capital, Inc.(c)	386,593	8,644,220
Automobile Manufacturers–0.24%
Tesla, Inc.(b)	13,680	3,417,948
Biotechnology–1.77%
AbbVie, Inc.	89,355	18,216,804
Ascendis Pharma A/S, ADR (Denmark)(b)	60,961	7,487,230
		25,704,034
Broadline Retail–4.39%
Amazon.com, Inc.(b)	341,536	63,662,310
Cable & Satellite–1.69%
Comcast Corp., Class A	562,651	24,570,969
Cargo Ground Transportation–0.56%
J.B. Hunt Transport Services, Inc.	45,073	8,141,085
Construction Materials–1.12%
CRH PLC	170,385	16,259,841
Consumer Finance–1.33%
American Express Co.	71,604	19,338,808
Consumer Staples Merchandise Retail–1.85%
Walmart, Inc.	327,083	26,804,452
Distillers & Vintners–0.45%
Constellation Brands, Inc., Class A	28,310	6,577,545
Diversified Banks–2.91%
JPMorgan Chase & Co.	189,987	42,161,915
Diversified Financial Services–0.98%
Equitable Holdings, Inc.	313,841	14,229,551
Electric Utilities–0.42%
American Electric Power Co., Inc.	61,512	6,074,310
Electrical Components & Equipment–3.71%
Emerson Electric Co.	141,513	15,321,613
Hubbell, Inc.	39,491	16,863,842
Regal Rexnord Corp.	78,461	13,066,895
Rockwell Automation, Inc.	32,123	8,567,525
		53,819,875
Shares		Value
Electronic Equipment & Instruments–0.56%
Keysight Technologies, Inc.(b)	55,036	$8,200,914
Health Care Equipment–2.57%
Becton, Dickinson and Co.	43,243	10,101,132
Boston Scientific Corp.(b)	183,615	15,427,332
Zimmer Biomet Holdings, Inc.(c)	110,593	11,824,604
		37,353,068
Health Care Facilities–1.22%
Tenet Healthcare Corp.(b)	114,156	17,696,463
Health Care Supplies–0.65%
Cooper Cos., Inc. (The)(b)	90,667	9,491,022
Home Improvement Retail–1.11%
Lowe’s Cos., Inc.	61,415	16,080,290
Homebuilding–0.67%
D.R. Horton, Inc.	57,298	9,683,362
Hotels, Resorts & Cruise Lines–2.11%
Royal Caribbean Cruises Ltd.	90,377	18,649,294
Wyndham Hotels & Resorts, Inc.(c)	136,348	12,042,255
		30,691,549
Household Products–1.58%
Procter & Gamble Co. (The)	139,204	22,993,717
Human Resource & Employment Services–0.58%
Paylocity Holding Corp.(b)	45,490	8,396,089
Independent Power Producers & Energy Traders–0.61%
Vistra Corp.	71,273	8,906,274
Industrial Machinery & Supplies & Components–1.37%
Lincoln Electric Holdings, Inc.	51,578	9,931,860
Parker-Hannifin Corp.	15,590	9,885,151
		19,817,011
Industrial REITs–1.26%
First Industrial Realty Trust, Inc.	347,553	18,243,057
Insurance Brokers–1.07%
Arthur J. Gallagher & Co.	55,124	15,500,869
Integrated Oil & Gas–3.23%
Exxon Mobil Corp.	338,770	39,561,560
Suncor Energy, Inc. (Canada)	192,697	7,278,166
		46,839,726
Integrated Telecommunication Services–0.84%
Verizon Communications, Inc.	289,792	12,208,937
Interactive Media & Services–6.75%
Alphabet, Inc., Class A	250,607	42,881,364
Meta Platforms, Inc., Class A	96,992	55,050,719
		97,932,083
Internet Services & Infrastructure–0.78%
MongoDB, Inc.(b)	42,105	11,385,192

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Main Street All Cap Fund®

Shares		Value
Investment Banking & Brokerage–2.19%
Charles Schwab Corp. (The)	234,352	$16,599,152
Raymond James Financial, Inc.	102,351	15,170,465
		31,769,617
Life Sciences Tools & Services–0.89%
Lonza Group AG (Switzerland)	21,012	12,929,272
Managed Health Care–1.92%
UnitedHealth Group, Inc.	49,273	27,814,609
Multi-Family Residential REITs–0.66%
Mid-America Apartment Communities, Inc.	63,417	9,597,529
Multi-line Insurance–1.13%
American International Group, Inc.	215,666	16,364,736
Multi-Utilities–1.20%
Ameren Corp.	103,236	8,992,888
CMS Energy Corp.	121,413	8,451,559
		17,444,447
Oil & Gas Exploration & Production–0.62%
Expand Energy Corp.(c)	105,753	8,959,394
Passenger Ground Transportation–1.02%
Uber Technologies, Inc.(b)	206,178	14,855,125
Personal Care Products–0.65%
BellRing Brands, Inc.(b)	142,917	9,408,226
Pharmaceuticals–2.89%
Eli Lilly and Co.	36,844	30,570,940
Sanofi S.A., ADR	214,419	11,338,477
		41,909,417
Property & Casualty Insurance–0.53%
Hartford Financial Services Group, Inc. (The)	69,910	7,720,860
Regional Banks–1.24%
M&T Bank Corp.	92,787	18,063,773
Retail REITs–0.51%
Kimco Realty Corp.	310,378	7,362,166
Semiconductor Materials & Equipment–0.81%
Applied Materials, Inc.	65,000	11,802,700
Semiconductors–10.91%
Broadcom, Inc.	164,505	27,928,014
NVIDIA Corp.	829,534	110,128,934
Shares		Value
Semiconductors–(continued)
Texas Instruments, Inc.	99,708	$20,256,677
		158,313,625
Specialty Chemicals–0.80%
DuPont de Nemours, Inc.	139,274	11,558,349
Systems Software–8.62%
CrowdStrike Holdings, Inc., Class A(b)	32,358	9,606,119
Microsoft Corp.	250,800	101,912,580
ServiceNow, Inc.(b)	14,616	13,636,582
		125,155,281
Technology Hardware, Storage & Peripherals–5.62%
Apple, Inc.	360,880	81,526,401
Tobacco–1.51%
Philip Morris International, Inc.	164,601	21,842,553
Transaction & Payment Processing Services–2.16%
Fiserv, Inc.(b)	58,724	11,621,479
Mastercard, Inc., Class A	39,552	19,759,784
		31,381,263
Total Common Stocks & Other Equity Interests (Cost $856,624,103)		1,432,754,063
Money Market Funds–0.93%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e)	4,708,128	4,708,128
Invesco Treasury Portfolio, Institutional Class, 4.73%(d)(e)	8,743,931	8,743,931
Total Money Market Funds (Cost $13,452,059)		13,452,059
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.66% (Cost $870,076,162)		1,446,206,122
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.35%
Invesco Private Government Fund, 4.84%(d)(e)(f)	4,159,491	4,159,491
Invesco Private Prime Fund, 4.99%(d)(e)(f)	15,527,478	15,532,136
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,691,963)		19,691,627
TOTAL INVESTMENTS IN SECURITIES–101.01% (Cost $889,768,125)		1,465,897,749
OTHER ASSETS LESS LIABILITIES—(1.01)%		(14,720,172)
NET ASSETS–100.00%		$1,451,177,577
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Main Street All Cap Fund®

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,178,447	$59,761,543	$(59,231,862)	$-	$-	$4,708,128	$172,962
Invesco Liquid Assets Portfolio, Institutional Class	2,984,739	28,137,676	(31,122,544)	(424)	553	-	88,061
Invesco Treasury Portfolio, Institutional Class	4,775,369	88,288,002	(84,319,440)	-	-	8,743,931	234,207
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,012,280	153,814,118	(156,666,907)	-	-	4,159,491	292,303*
Invesco Private Prime Fund	18,035,221	304,408,534	(306,914,736)	49	3,068	15,532,136	810,200*
Total	$36,986,056	$634,409,873	$(638,255,489)	$(375)	$3,621	$33,143,686	$1,597,733

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Main Street All Cap Fund®

Statement of Assets and Liabilities
October 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $856,624,103)*	$1,432,754,063
Investments in affiliated money market funds, at value (Cost $33,144,022)	33,143,686
Cash	500,000
Foreign currencies, at value (Cost $512)	504
Receivable for:
Investments sold	4,253,598
Fund shares sold	381,446
Dividends	803,107
Investment for trustee deferred compensation and retirement plans	129,128
Other assets	212,704
Total assets	1,472,178,236
Liabilities:
Payable for:
Dividends	246
Fund shares reacquired	541,738
Collateral upon return of securities loaned	19,691,963
Accrued fees to affiliates	580,155
Accrued trustees’ and officers’ fees and benefits	1,670
Accrued other operating expenses	55,759
Trustee deferred compensation and retirement plans	129,128
Total liabilities	21,000,659
Net assets applicable to shares outstanding	$1,451,177,577
Net assets consist of:
Shares of beneficial interest	$752,081,885
Distributable earnings	699,095,692
$1,451,177,577
Net Assets:
Class A	$1,238,070,346
Class C	$50,024,563
Class R	$74,638,049
Class Y	$83,588,925
Class R5	$12,713
Class R6	$4,842,981
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	43,756,084
Class C	2,099,073
Class R	2,777,961
Class Y	2,842,812
Class R5	446
Class R6	169,844
Class A:
Net asset value per share	$28.29
Maximum offering price per share (Net asset value of $28.29 ÷ 94.50%)	$29.94
Class C:
Net asset value and offering price per share	$23.83
Class R:
Net asset value and offering price per share	$26.87
Class Y:
Net asset value and offering price per share	$29.40
Class R5:
Net asset value and offering price per share	$28.50
Class R6:
Net asset value and offering price per share	$28.51

*	At October 31, 2024, securities with an aggregate value of $18,563,019 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Main Street All Cap Fund®

Statement of Operations
For the year ended October 31, 2024
Investment income:
Dividends (net of foreign withholding taxes of $17,605)	$19,014,513
Dividends from affiliated money market funds (includes net securities lending income of $79,368)	574,598
Total investment income	19,589,111
Expenses:
Advisory fees	8,722,524
Administrative services fees	193,860
Custodian fees	12,966
Distribution fees:
Class A	2,798,015
Class C	485,756
Class R	329,383
Transfer agent fees — A, C, R and Y	1,501,212
Transfer agent fees — R5	4
Transfer agent fees — R6	1,332
Trustees’ and officers’ fees and benefits	33,579
Registration and filing fees	92,868
Reports to shareholders	93,714
Professional services fees	73,969
Other	24,610
Total expenses	14,363,792
Less: Fees waived and/or expense offset arrangement(s)	(83,828)
Net expenses	14,279,964
Net investment income	5,309,147
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	131,307,147
Affiliated investment securities	3,621
Foreign currencies	69,793
131,380,561
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	300,241,168
Affiliated investment securities	(375)
Foreign currencies	503
300,241,296
Net realized and unrealized gain	431,621,857
Net increase in net assets resulting from operations	$436,931,004
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Main Street All Cap Fund®

Statement of Changes in Net Assets
For the years ended October 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$5,309,147	$4,323,349
Net realized gain	131,380,561	45,281,856
Change in net unrealized appreciation	300,241,296	67,585,941
Net increase in net assets resulting from operations	436,931,004	117,191,146
Distributions to shareholders from distributable earnings:
Class A	(42,262,173)	(50,576,639)
Class C	(2,076,262)	(2,550,094)
Class R	(2,382,864)	(2,602,128)
Class Y	(2,738,484)	(3,159,556)
Class R5	(452)	(525)
Class R6	(174,708)	(176,587)
Total distributions from distributable earnings	(49,634,943)	(59,065,529)
Share transactions–net:
Class A	(46,984,527)	(28,008,129)
Class C	(4,813,691)	(2,148,934)
Class R	5,499,533	1,621,406
Class Y	3,519,242	(1,849,565)
Class R6	(285,609)	768,777
Net increase (decrease) in net assets resulting from share transactions	(43,065,052)	(29,616,445)
Net increase in net assets	344,231,009	28,509,172
Net assets:
Beginning of year	1,106,946,568	1,078,437,396
End of year	$1,451,177,577	$1,106,946,568
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Main Street All Cap Fund®

Financial Highlights
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/24	$20.98	$0.11	$8.14	$8.25	$(0.06)	$(0.88)	$(0.94)	$28.29	40.43%(d)	$1,238,070	1.03%(d)	1.04%(d)	0.43%(d)	54%
Year ended 10/31/23	19.99	0.09	2.00	2.09	(0.04)	(1.06)	(1.10)	20.98	11.05(d)	952,567	1.06(d)	1.06(d)	0.41(d)	56
Year ended 10/31/22	28.54	0.12	(4.36)	(4.24)	(0.16)	(4.15)	(4.31)	19.99	(17.59)(d)	929,660	1.06(d)	1.06(d)	0.53(d)	45
Year ended 10/31/21	20.45	0.05	8.25	8.30	(0.11)	(0.10)	(0.21)	28.54	40.84(d)	1,229,595	1.07(d)	1.07(d)	0.18(d)	35
Year ended 10/31/20	18.53	0.14	1.94	2.08	(0.09)	(0.07)	(0.16)	20.45	11.24(d)	938,494	1.12(d)	1.12(d)	0.73(d)	28
Class C
Year ended 10/31/24	17.90	(0.07)	6.91	6.84	(0.03)	(0.88)	(0.91)	23.83	39.41	50,025	1.79	1.80	(0.33)	54
Year ended 10/31/23	17.30	(0.06)	1.72	1.66	—	(1.06)	(1.06)	17.90	10.20	41,279	1.82	1.82	(0.35)	56
Year ended 10/31/22	25.35	(0.04)	(3.80)	(3.84)	(0.06)	(4.15)	(4.21)	17.30	(18.25)	41,846	1.82	1.82	(0.23)	45
Year ended 10/31/21	18.31	(0.13)	7.37	7.24	(0.10)	(0.10)	(0.20)	25.35	39.78	60,285	1.83	1.83	(0.58)	35
Year ended 10/31/20	16.66	(0.01)	1.76	1.75	(0.03)	(0.07)	(0.10)	18.31	10.52	61,600	1.88	1.88	(0.03)	28
Class R
Year ended 10/31/24	20.00	0.04	7.75	7.79	(0.04)	(0.88)	(0.92)	26.87	40.06	74,638	1.29	1.30	0.17	54
Year ended 10/31/23	19.12	0.03	1.92	1.95	(0.01)	(1.06)	(1.07)	20.00	10.81	50,630	1.32	1.32	0.15	56
Year ended 10/31/22	27.48	0.06	(4.18)	(4.12)	(0.09)	(4.15)	(4.24)	19.12	(17.82)	46,688	1.32	1.32	0.27	45
Year ended 10/31/21	19.74	(0.02)	7.96	7.94	(0.10)	(0.10)	(0.20)	27.48	40.47	59,603	1.33	1.33	(0.08)	35
Year ended 10/31/20	17.91	0.09	1.88	1.97	(0.07)	(0.07)	(0.14)	19.74	11.01	49,869	1.38	1.38	0.47	28
Class Y
Year ended 10/31/24	21.77	0.18	8.44	8.62	(0.11)	(0.88)	(0.99)	29.40	40.74	83,589	0.79	0.80	0.67	54
Year ended 10/31/23	20.70	0.14	2.09	2.23	(0.10)	(1.06)	(1.16)	21.77	11.36	58,642	0.82	0.82	0.65	56
Year ended 10/31/22	29.41	0.18	(4.52)	(4.34)	(0.22)	(4.15)	(4.37)	20.70	(17.41)	57,359	0.82	0.82	0.77	45
Year ended 10/31/21	21.03	0.11	8.49	8.60	(0.12)	(0.10)	(0.22)	29.41	41.15	71,664	0.83	0.83	0.42	35
Year ended 10/31/20	19.01	0.19	2.01	2.20	(0.11)	(0.07)	(0.18)	21.03	11.59	49,316	0.88	0.88	0.97	28
Class R5
Year ended 10/31/24	21.12	0.19	8.20	8.39	(0.13)	(0.88)	(1.01)	28.50	40.94	13	0.72	0.72	0.74	54
Year ended 10/31/23	20.13	0.16	2.01	2.17	(0.12)	(1.06)	(1.18)	21.12	11.42	9	0.73	0.73	0.74	56
Year ended 10/31/22	28.72	0.20	(4.39)	(4.19)	(0.25)	(4.15)	(4.40)	20.13	(17.32)	9	0.72	0.72	0.87	45
Year ended 10/31/21	20.53	0.13	8.28	8.41	(0.12)	(0.10)	(0.22)	28.72	41.24	13	0.73	0.73	0.52	35
Year ended 10/31/20	18.56	0.20	1.95	2.15	(0.11)	(0.07)	(0.18)	20.53	11.64	12	0.80	0.80	1.05	28
Class R6
Year ended 10/31/24	21.14	0.19	8.19	8.38	(0.13)	(0.88)	(1.01)	28.51	40.85	4,843	0.72	0.72	0.74	54
Year ended 10/31/23	20.14	0.16	2.02	2.18	(0.12)	(1.06)	(1.18)	21.14	11.46	3,819	0.73	0.73	0.74	56
Year ended 10/31/22	28.74	0.20	(4.40)	(4.20)	(0.25)	(4.15)	(4.40)	20.14	(17.35)	2,875	0.72	0.72	0.87	45
Year ended 10/31/21	20.53	0.14	8.29	8.43	(0.12)	(0.10)	(0.22)	28.74	41.34	3,309	0.73	0.73	0.52	35
Year ended 10/31/20	18.56	0.20	1.96	2.16	(0.12)	(0.07)	(0.19)	20.53	11.68	102	0.80	0.80	1.05	28

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the years ended ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Main Street All Cap Fund®

Notes to Financial Statements
October 31, 2024
NOTE 1—Significant Accounting Policies
Invesco Main Street All Cap Fund® (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
9	Invesco Main Street All Cap Fund®

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
10	Invesco Main Street All Cap Fund®

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended October 31, 2024, the Fund paid the Adviser $7,307 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $4.2 billion	0.600%
Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended October 31, 2024, the effective advisory fee rate incurred by the Fund was 0.65%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense
11	Invesco Main Street All Cap Fund®

offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended October 31, 2024, the Adviser waived advisory fees of $9,903.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended October 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended October 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2024, IDI advised the Fund that IDI retained $89,188 in front-end sales commissions from the sale of Class A shares and $38 and $2,126 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended October 31, 2024, the Fund incurred $74,144 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,412,234,951	$20,519,112	$—	$1,432,754,063
Money Market Funds	13,452,059	19,691,627	—	33,143,686
Total Investments	$1,425,687,010	$40,210,739	$—	$1,465,897,749
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended October 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $73,925.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under
12	Invesco Main Street All Cap Fund®

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2024 and 2023:
	2024	2023
Ordinary income*	$10,481,915	$2,182,688
Long-term capital gain	39,153,028	56,882,841
Total distributions	$49,634,943	$59,065,529

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$26,677,705
Undistributed long-term capital gain	97,849,806
Net unrealized appreciation — investments	574,688,672
Net unrealized appreciation — foreign currencies	491
Temporary book/tax differences	(120,982)
Shares of beneficial interest	752,081,885
Total net assets	$1,451,177,577
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of October 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2024 was $718,820,595 and $806,098,943, respectively. As of October 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$583,760,427
Aggregate unrealized (depreciation) of investments	(9,071,755)
Net unrealized appreciation of investments	$574,688,672
Cost of investments for tax purposes is $891,209,077.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of partnerships, equalization and distributions, on October 31, 2024, undistributed net investment income was increased by $2,603,118, undistributed net realized gain was decreased by $11,514,772 and shares of beneficial interest was increased by $8,911,654. This reclassification had no effect on the net assets of the Fund.
13	Invesco Main Street All Cap Fund®

NOTE 10—Share Information
	Summary of Share Activity
	Year ended October 31, 2024(a)		Year ended October 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	2,408,510	$60,829,091	1,977,880	$41,388,137
Class C	378,021	8,104,105	367,018	6,632,127
Class R	627,011	15,049,370	364,337	7,304,579
Class Y	663,697	17,408,713	404,985	8,858,258
Class R6	67,873	1,747,346	84,117	1,760,882
Issued as reinvestment of dividends:
Class A	1,786,194	40,661,420	2,574,836	48,715,893
Class C	106,344	2,052,285	155,648	2,529,277
Class R	109,549	2,375,518	143,592	2,594,701
Class Y	96,147	2,269,129	134,714	2,639,050
Class R6	7,081	161,895	8,846	168,167
Automatic conversion of Class C shares to Class A shares:
Class A	219,274	5,621,783	215,950	4,446,667
Class C	(259,264)	(5,621,783)	(252,011)	(4,446,667)
Reacquired:
Class A	(6,059,481)	(154,096,821)	(5,881,703)	(122,558,826)
Class C	(431,473)	(9,348,298)	(384,102)	(6,863,671)
Class R	(490,574)	(11,925,355)	(417,729)	(8,277,874)
Class Y	(611,138)	(16,158,600)	(616,487)	(13,346,873)
Class R6	(85,771)	(2,194,850)	(55,058)	(1,160,272)
Net increase (decrease) in share activity	(1,468,000)	$(43,065,052)	(1,175,167)	$(29,616,445)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 5% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
14	Invesco Main Street All Cap Fund®

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Equity Funds (Invesco Equity Funds) and Shareholders of Invesco Main Street All Cap Fund®
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Main Street All Cap Fund® (one of the funds constituting AIM Equity Funds (Invesco Equity Funds), referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
December 19, 2024
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995.  We have not been able to determine the specific year we began serving as auditor.
15	Invesco Main Street All Cap Fund®

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Equity Funds (Invesco Equity Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Main Street All Cap Fund®’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Russell 3000® Index (Index). The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one and five year periods, and the third quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one, three and five year periods.  The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of
16	Invesco Main Street All Cap Fund®

OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.   The Board noted that the Fund’s actual management fees and total expense ratio were in the fourth quintile of its expense group and discussed with management reasons for such relative actual management fees and total expenses.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco
Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
17	Invesco Main Street All Cap Fund®

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2024:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$48,048,028
Qualified Dividend Income*	99.99%
Corporate Dividends Received Deduction*	99.99%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$5,739,313
18	Invesco Main Street All Cap Fund®

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
19	Invesco Main Street All Cap Fund®

SEC file number(s): 811-01424 and 002-25469	Invesco Distributors, Inc.	O-MSA-NCSR

Annual Financial Statements and Other Information
October 31, 2024
Invesco Main Street Fund®
Nasdaq:
A: MSIGX ■ C: MIGCX ■ R: OMGNX ■ Y: MIGYX ■ R5: MSJFX ■ R6: OMSIX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Report of Independent Registered Public Accounting Firm
16	Approval of Investment Advisory and Sub-Advisory Contracts
19	Tax Information
20	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
October 31, 2024

Shares		Value
Common Stocks & Other Equity Interests–99.23%
Aerospace & Defense–0.09%
Huntington Ingalls Industries, Inc.	52,365	$9,685,430
Air Freight & Logistics–0.89%
United Parcel Service, Inc., Class B	714,825	95,829,440
Application Software–2.49%
Salesforce, Inc.	492,581	143,523,326
Tyler Technologies, Inc.(b)(c)	206,398	124,992,565
		268,515,891
Asset Management & Custody Banks–0.57%
Ares Management Corp., Class A	364,470	61,114,330
Automobile Manufacturers–0.12%
Tesla, Inc.(b)	51,595	12,891,011
Automotive Parts & Equipment–0.10%
Aptiv PLC(b)	193,163	10,977,453
Automotive Retail–0.86%
Valvoline, Inc.(b)(c)	2,291,792	92,313,382
Biotechnology–1.43%
AbbVie, Inc.	415,298	84,666,803
Gilead Sciences, Inc.	776,864	69,001,061
		153,667,864
Broadline Retail–4.60%
Amazon.com, Inc.(b)	2,658,255	495,498,732
Cable & Satellite–1.70%
Comcast Corp., Class A	4,199,488	183,391,641
Construction Materials–1.24%
CRH PLC	1,405,056	134,084,494
Consumer Finance–1.97%
American Express Co.	785,867	212,246,959
Consumer Staples Merchandise Retail–1.86%
Walmart, Inc.	2,442,781	200,185,903
Distillers & Vintners–1.78%
Constellation Brands, Inc., Class A	823,438	191,317,585
Diversified Banks–3.94%
JPMorgan Chase & Co.	1,400,447	310,787,198
Wells Fargo & Co.	1,755,767	113,984,394
		424,771,592
Diversified Financial Services–1.45%
Equitable Holdings, Inc.	3,442,487	156,082,361
Electric Utilities–1.05%
Constellation Energy Corp.	237,656	62,494,022
FirstEnergy Corp.	1,206,816	50,481,113
		112,975,135
Electrical Components & Equipment–3.18%
Emerson Electric Co.	1,176,613	127,391,889
Shares		Value
Electrical Components & Equipment–(continued)
Hubbell, Inc.(c)	328,595	$140,319,923
Rockwell Automation, Inc.	280,463	74,802,287
		342,514,099
Gas Utilities–0.95%
Atmos Energy Corp.(c)	737,907	102,406,734
Health Care Equipment–3.39%
Becton, Dickinson and Co.	492,466	115,035,133
Boston Scientific Corp.(b)	1,415,069	118,894,097
Zimmer Biomet Holdings, Inc.	1,224,399	130,912,741
		364,841,971
Health Care Facilities–1.93%
HCA Healthcare, Inc.	307,753	110,403,311
Tenet Healthcare Corp.(b)	631,182	97,845,834
		208,249,145
Health Care Supplies–0.96%
Cooper Cos., Inc. (The)(b)	983,030	102,903,580
Hotels, Resorts & Cruise Lines–0.93%
Royal Caribbean Cruises Ltd.	485,764	100,237,401
Human Resource & Employment Services–0.57%
Paylocity Holding Corp.(b)	333,732	61,596,915
Industrial Machinery & Supplies & Components–0.72%
Otis Worldwide Corp.	787,619	77,344,186
Industrial REITs–1.49%
Prologis, Inc.	1,421,128	160,502,196
Insurance Brokers–0.72%
Arthur J. Gallagher & Co.	274,125	77,083,950
Integrated Oil & Gas–4.06%
Exxon Mobil Corp.	2,715,109	317,070,429
Suncor Energy, Inc. (Canada)	3,178,555	120,054,022
		437,124,451
Integrated Telecommunication Services–0.72%
Verizon Communications, Inc.	1,837,003	77,392,936
Interactive Media & Services–6.30%
Alphabet, Inc., Class A	1,990,219	340,546,373
Meta Platforms, Inc., Class A	595,047	337,736,776
		678,283,149
Internet Services & Infrastructure–0.48%
MongoDB, Inc.(b)	190,797	51,591,509
Investment Banking & Brokerage–1.40%
Charles Schwab Corp. (The)	2,135,037	151,224,671
IT Consulting & Other Services–0.46%
Amdocs Ltd.	569,515	49,972,094
Life Sciences Tools & Services–1.94%
Danaher Corp.	346,332	85,079,919
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Main Street Fund®

Shares		Value
Life Sciences Tools & Services–(continued)
Lonza Group AG (Switzerland)	201,261	$123,841,530
		208,921,449
Managed Health Care–1.92%
UnitedHealth Group, Inc.	367,331	207,358,350
Multi-line Insurance–1.19%
American International Group, Inc.	1,686,351	127,960,314
Multi-Utilities–0.23%
Ameren Corp.(c)	288,449	25,126,792
Passenger Ground Transportation–1.53%
Uber Technologies, Inc.(b)	2,281,863	164,408,229
Personal Care Products–0.04%
Estee Lauder Cos., Inc. (The), Class A	56,804	3,916,068
Pharmaceuticals–2.93%
Eli Lilly and Co.	226,144	187,640,723
Merck & Co., Inc.	1,252,423	128,147,921
		315,788,644
Research & Consulting Services–1.04%
Equifax, Inc.	424,150	112,408,233
Semiconductor Materials & Equipment–0.81%
Applied Materials, Inc.	478,660	86,915,083
Semiconductors–10.32%
Broadcom, Inc.	1,125,509	191,077,663
NVIDIA Corp.	6,023,787	799,717,962
Texas Instruments, Inc.	592,169	120,305,054
		1,111,100,679
Specialty Chemicals–0.96%
DuPont de Nemours, Inc.	1,252,761	103,966,635
Systems Software–8.77%
Microsoft Corp.	1,860,533	756,027,585
ServiceNow, Inc.(b)	202,457	188,890,356
		944,917,941
Technology Hardware, Storage & Peripherals–5.62%
Apple, Inc.	2,677,251	604,817,773
Shares		Value
Tobacco–2.67%
Philip Morris International, Inc.	2,167,146	$287,580,274
Trading Companies & Distributors–0.50%
AerCap Holdings N.V. (Ireland)	572,707	53,576,740
Transaction & Payment Processing Services–3.55%
Fiserv, Inc.(b)	1,127,357	223,103,951
Mastercard, Inc., Class A	319,724	159,730,913
		382,834,864
Wireless Telecommunication Services–0.81%
T-Mobile US, Inc.	390,315	87,102,695
Total Common Stocks & Other Equity Interests (Cost $6,780,683,538)		10,687,518,953
Money Market Funds–0.24%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e)	9,133,687	9,133,687
Invesco Treasury Portfolio, Institutional Class, 4.73%(d)(e)	16,967,494	16,967,494
Total Money Market Funds (Cost $26,101,181)		26,101,181
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.47% (Cost $6,806,784,719)		10,713,620,134
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.84%
Invesco Private Government Fund, 4.84%(d)(e)(f)	25,212,951	25,212,951
Invesco Private Prime Fund, 4.99%(d)(e)(f)	65,709,706	65,729,419
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $90,948,662)		90,942,370
TOTAL INVESTMENTS IN SECURITIES–100.31% (Cost $6,897,733,381)		10,804,562,504
OTHER ASSETS LESS LIABILITIES—(0.31)%		(33,860,252)
NET ASSETS–100.00%		$10,770,702,252
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Main Street Fund®

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$131,050,352	$(121,916,665)	$-	$-	$9,133,687	$106,898
Invesco Liquid Assets Portfolio, Institutional Class	143,902,835	1,099,728,041	(1,243,610,684)	(21,537)	1,345	-	2,856,969
Invesco Treasury Portfolio, Institutional Class	-	297,991,574	(281,024,080)	-	-	16,967,494	271,528
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	29,926,788	737,201,289	(741,915,126)	-	-	25,212,951	2,003,041*
Invesco Private Prime Fund	76,981,568	1,619,185,443	(1,630,415,102)	(6,292)	(16,198)	65,729,419	5,517,331*
Total	$250,811,191	$3,885,156,699	$(4,018,881,657)	$(27,829)	$(14,853)	$117,043,551	$10,755,767

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Main Street Fund®

Statement of Assets and Liabilities
October 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost $6,780,683,538)*	$10,687,518,953
Investments in affiliated money market funds, at value (Cost $117,049,843)	117,043,551
Cash	2,488,132
Foreign currencies, at value (Cost $158)	155
Receivable for:
Investments sold	90,697,886
Fund shares sold	1,422,054
Dividends	4,116,506
Interest	511,869
Investment for trustee deferred compensation and retirement plans	646,672
Other assets	73,467
Total assets	10,904,519,245
Liabilities:
Payable for:
Investments purchased	32,129,036
Dividends	184
Fund shares reacquired	6,246,711
Collateral upon return of securities loaned	90,948,662
Accrued fees to affiliates	3,655,119
Accrued trustees’ and officers’ fees and benefits	5,176
Accrued other operating expenses	185,433
Trustee deferred compensation and retirement plans	646,672
Total liabilities	133,816,993
Net assets applicable to shares outstanding	$10,770,702,252
Net assets consist of:
Shares of beneficial interest	$6,299,026,232
Distributable earnings	4,471,676,020
$10,770,702,252
Net Assets:
Class A	$9,369,551,647
Class C	$209,708,436
Class R	$316,624,884
Class Y	$546,792,721
Class R5	$13,276
Class R6	$328,011,288
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	155,478,842
Class C	3,948,752
Class R	5,481,324
Class Y	9,142,873
Class R5	218
Class R6	5,482,809
Class A:
Net asset value per share	$60.26
Maximum offering price per share (Net asset value of $60.26 ÷ 94.50%)	$63.77
Class C:
Net asset value and offering price per share	$53.11
Class R:
Net asset value and offering price per share	$57.76
Class Y:
Net asset value and offering price per share	$59.81
Class R5:
Net asset value and offering price per share	$60.90
Class R6:
Net asset value and offering price per share	$59.83

*	At October 31, 2024, securities with an aggregate value of $88,554,177 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Main Street Fund®

Statement of Operations
For the year ended October 31, 2024
Investment income:
Dividends (net of foreign withholding taxes of $317,720)	$135,501,985
Dividends from affiliated money market funds (includes net securities lending income of $381,528)	3,616,923
Total investment income	139,118,908
Expenses:
Advisory fees	45,311,838
Administrative services fees	1,473,956
Custodian fees	71,303
Distribution fees:
Class A	20,260,427
Class C	2,140,592
Class R	1,482,251
Transfer agent fees — A, C, R and Y	9,616,645
Transfer agent fees — R5	4
Transfer agent fees — R6	110,131
Trustees’ and officers’ fees and benefits	107,978
Registration and filing fees	161,966
Reports to shareholders	657,436
Professional services fees	167,459
Other	143,553
Total expenses	81,705,539
Less: Fees waived and/or expense offset arrangement(s)	(447,083)
Net expenses	81,258,456
Net investment income	57,860,452
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	618,347,726
Affiliated investment securities	(14,853)
Foreign currencies	36,836
618,369,709
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	2,506,258,034
Affiliated investment securities	(27,829)
Foreign currencies	14,914
2,506,245,119
Net realized and unrealized gain	3,124,614,828
Net increase in net assets resulting from operations	$3,182,475,280
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Main Street Fund®

Statement of Changes in Net Assets
For the years ended October 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$57,860,452	$61,101,491
Net realized gain	618,369,709	697,236,396
Change in net unrealized appreciation	2,506,245,119	5,417,097
Net increase in net assets resulting from operations	3,182,475,280	763,754,984
Distributions to shareholders from distributable earnings:
Class A	(576,384,314)	(327,399,325)
Class C	(16,230,096)	(8,337,967)
Class R	(19,728,467)	(10,092,630)
Class Y	(33,609,206)	(20,377,148)
Class R5	(815)	(479)
Class R6	(30,482,737)	(18,336,707)
Total distributions from distributable earnings	(676,435,635)	(384,544,256)
Share transactions–net:
Class A	(166,497,595)	(292,102,340)
Class C	(29,672,303)	(25,636,459)
Class R	517,017	3,493,657
Class Y	(1,663,304)	(28,027,443)
Class R6	(164,419,073)	(3,951,083)
Net increase (decrease) in net assets resulting from share transactions	(361,735,258)	(346,223,668)
Net increase in net assets	2,144,304,387	32,987,060
Net assets:
Beginning of year	8,626,397,865	8,593,410,805
End of year	$10,770,702,252	$8,626,397,865
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Main Street Fund®

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/24	$46.88	$0.31	$16.77	$17.08	$(0.11)	$(3.59)	$(3.70)	$60.26	38.21%(d)	$9,369,552	0.80%(d)	0.80%(d)	0.56%(d)	39%
Year ended 10/31/23	45.05	0.32	3.54	3.86	(0.47)	(1.56)	(2.03)	46.88	8.95 (d)	7,375,761	0.80 (d)	0.80 (d)	0.68 (d)	66
Year ended 10/31/22	66.18	0.38	(10.59)	(10.21)	(0.38)	(10.54)	(10.92)	45.05	(18.61)(d)	7,340,263	0.80 (d)	0.80 (d)	0.73 (d)	52
Year ended 10/31/21	48.70	0.35	18.82	19.17	(0.44)	(1.25)	(1.69)	66.18	40.26 (d)	9,808,667	0.82 (d)	0.82 (d)	0.58 (d)	47
Year ended 10/31/20	49.26	0.44	3.08	3.52	(0.43)	(3.65)	(4.08)	48.70	7.38 (d)	7,502,604	0.83 (d)	0.83 (d)	0.93 (d)	37
Class C
Year ended 10/31/24	41.95	(0.10)	14.90	14.80	(0.05)	(3.59)	(3.64)	53.11	37.16	209,708	1.57	1.57	(0.21)	39
Year ended 10/31/23	40.46	(0.04)	3.18	3.14	(0.09)	(1.56)	(1.65)	41.95	8.09	189,259	1.57	1.57	(0.09)	66
Year ended 10/31/22	60.54	(0.02)	(9.52)	(9.54)	—	(10.54)	(10.54)	40.46	(19.20)	206,387	1.57	1.57	(0.04)	52
Year ended 10/31/21	44.96	(0.10)	17.31	17.21	(0.38)	(1.25)	(1.63)	60.54	39.19	307,346	1.59	1.59	(0.19)	47
Year ended 10/31/20	45.99	0.07	2.86	2.93	(0.31)	(3.65)	(3.96)	44.96	6.55	300,125	1.60	1.60	0.16	37
Class R
Year ended 10/31/24	45.17	0.16	16.11	16.27	(0.09)	(3.59)	(3.68)	57.76	37.83	316,625	1.07	1.07	0.29	39
Year ended 10/31/23	43.47	0.19	3.41	3.60	(0.34)	(1.56)	(1.90)	45.17	8.63	245,222	1.07	1.07	0.41	66
Year ended 10/31/22	64.21	0.23	(10.21)	(9.98)	(0.22)	(10.54)	(10.76)	43.47	(18.80)	231,671	1.07	1.07	0.46	52
Year ended 10/31/21	47.40	0.18	18.30	18.48	(0.42)	(1.25)	(1.67)	64.21	39.88	291,450	1.09	1.09	0.31	47
Year ended 10/31/20	48.13	0.30	3.00	3.30	(0.38)	(3.65)	(4.03)	47.40	7.09	219,954	1.10	1.10	0.66	37
Class Y
Year ended 10/31/24	46.47	0.44	16.62	17.06	(0.13)	(3.59)	(3.72)	59.81	38.53	546,793	0.57	0.57	0.79	39
Year ended 10/31/23	44.69	0.43	3.50	3.93	(0.59)	(1.56)	(2.15)	46.47	9.20	423,217	0.57	0.57	0.91	66
Year ended 10/31/22	65.75	0.49	(10.49)	(10.00)	(0.52)	(10.54)	(11.06)	44.69	(18.42)	434,168	0.57	0.57	0.96	52
Year ended 10/31/21	48.31	0.48	18.67	19.15	(0.46)	(1.25)	(1.71)	65.75	40.57	596,575	0.59	0.59	0.81	47
Year ended 10/31/20	48.82	0.54	3.07	3.61	(0.47)	(3.65)	(4.12)	48.31	7.64	443,001	0.60	0.60	1.16	37
Class R5
Year ended 10/31/24	47.23	0.48	16.92	17.40	(0.14)	(3.59)	(3.73)	60.90	38.63	13	0.50	0.50	0.86	39
Year ended 10/31/23	45.40	0.47	3.55	4.02	(0.63)	(1.56)	(2.19)	47.23	9.28	10	0.50	0.50	0.98	66
Year ended 10/31/22	66.63	0.54	(10.64)	(10.10)	(0.59)	(10.54)	(11.13)	45.40	(18.33)	10	0.49	0.49	1.04	52
Year ended 10/31/21	48.89	0.55	18.91	19.46	(0.47)	(1.25)	(1.72)	66.63	40.73	15	0.48	0.48	0.92	47
Year ended 10/31/20	49.33	0.61	3.08	3.69	(0.48)	(3.65)	(4.13)	48.89	7.75	11	0.48	0.48	1.28	37
Class R6
Year ended 10/31/24	46.46	0.47	16.63	17.10	(0.14)	(3.59)	(3.73)	59.83	38.63	328,011	0.50	0.50	0.86	39
Year ended 10/31/23	44.70	0.46	3.49	3.95	(0.63)	(1.56)	(2.19)	46.46	9.26	392,928	0.50	0.50	0.98	66
Year ended 10/31/22	65.78	0.53	(10.48)	(9.95)	(0.59)	(10.54)	(11.13)	44.70	(18.35)	380,913	0.49	0.49	1.04	52
Year ended 10/31/21	48.28	0.54	18.68	19.22	(0.47)	(1.25)	(1.72)	65.78	40.75	539,993	0.48	0.48	0.92	47
Year ended 10/31/20	48.77	0.60	3.05	3.65	(0.49)	(3.65)	(4.14)	48.28	7.75	438,565	0.48	0.48	1.28	37

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.23% for the years ended
October 31, 2024, 2023, 2022, 2021 and 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Main Street Fund®

Notes to Financial Statements
October 31, 2024
NOTE 1—Significant Accounting Policies
Invesco Main Street Fund® (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
9
Invesco Main Street Fund®

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
10
Invesco Main Street Fund®

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended October 31, 2024, the Fund paid the Adviser $15,967 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
J.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.650%
Next $150 million	0.600%
Next $150 million	0.550%
Next $9.5 billion	0.450%
Over $10 billion	0.430%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended October 31, 2024, the effective advisory fee rate incurred by the Fund was 0.44%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense
11
Invesco Main Street Fund®

offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended October 31, 2024, the Adviser waived advisory fees of $68,530.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended October 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended October 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2024, IDI advised the Fund that IDI retained $546,783 in front-end sales commissions from the sale of Class A shares and $7,364 and $5,869 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended October 31, 2024, the Fund incurred $34,645 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$10,563,677,423	$123,841,530	$—	$10,687,518,953
Money Market Funds	26,101,181	90,942,370	—	117,043,551
Total Investments	$10,589,778,604	$214,783,900	$—	$10,804,562,504
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended October 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $378,553.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under
12
Invesco Main Street Fund®

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2024 and 2023:
	2024	2023
Ordinary income*	$56,916,123	$88,363,552
Long-term capital gain	619,519,512	296,180,704
Total distributions	$676,435,635	$384,544,256

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$146,557,639
Undistributed long-term capital gain	461,906,261
Net unrealized appreciation — investments	3,863,804,930
Net unrealized appreciation — foreign currencies	26,233
Temporary book/tax differences	(619,043)
Shares of beneficial interest	6,299,026,232
Total net assets	$10,770,702,252
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of October 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2024 was $3,946,095,438 and $4,801,322,134, respectively. As of October 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,937,615,442
Aggregate unrealized (depreciation) of investments	(73,810,512)
Net unrealized appreciation of investments	$3,863,804,930
Cost of investments for tax purposes is $6,940,757,574.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of partnerships, equalization and book/tax treatment of distributions, on October 31, 2024, undistributed net investment income was increased by $20,516,591, undistributed net realized gain was decreased by $63,080,150 and shares of beneficial interest was increased by $42,563,559. This reclassification had no effect on the net assets of the Fund.
13
Invesco Main Street Fund®

NOTE 10—Share Information
	Summary of Share Activity
	Year ended October 31, 2024(a)		Year ended October 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	5,170,715	$281,617,323	5,281,896	$250,594,781
Class C	495,535	23,949,230	524,431	22,285,230
Class R	801,223	42,638,259	735,243	33,473,101
Class Y	1,492,006	81,070,336	1,234,389	58,520,923
Class R6	1,063,664	58,013,649	1,241,561	58,952,227
Issued as reinvestment of dividends:
Class A	11,087,562	546,640,690	7,177,272	310,560,468
Class C	366,692	16,038,009	210,622	8,210,062
Class R	414,851	19,651,857	240,424	10,047,332
Class Y	606,070	29,595,136	421,799	18,052,986
Class R6	609,434	29,738,695	417,507	17,856,791
Automatic conversion of Class C shares to Class A shares:
Class A	590,529	32,727,992	505,166	23,733,472
Class C	(667,267)	(32,727,992)	(562,639)	(23,733,472)
Reacquired:
Class A	(18,692,472)	(1,027,483,600)	(18,560,384)	(876,991,061)
Class C	(757,288)	(36,931,550)	(762,942)	(32,398,279)
Class R	(1,163,414)	(61,773,099)	(876,873)	(40,026,776)
Class Y	(2,062,602)	(112,328,776)	(2,262,815)	(104,601,352)
Class R6	(4,647,163)	(252,171,417)	(1,723,938)	(80,760,101)
Net increase (decrease) in share activity	(5,291,925)	$(361,735,258)	(6,759,281)	$(346,223,668)

(a)
There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 8% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

14
Invesco Main Street Fund®

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Equity Funds (Invesco Equity Funds) and Shareholders of Invesco Main Street Fund®
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Main Street Fund® (one of the funds constituting AIM Equity Funds (Invesco Equity Funds), referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
December 19, 2024
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995.  We have not been able to determine the specific year we began serving as auditor.
15
Invesco Main Street Fund®

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Equity Funds (Invesco Equity Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Main Street Fund®’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the S&P 500® Index (Index).  The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods.  The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its
16
Invesco Main Street Fund®

subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board considered that stock selection in certain sectors and overweight exposure to smaller-capitalization companies detracted from the Fund’s relative performance.   The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate before the application of advisory fee waivers/expense limitations) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2023.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for
17
Invesco Main Street Fund®

those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
18
Invesco Main Street Fund®

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2024:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$662,098,512
Qualified Dividend Income*	100.00%
Corporate Dividends Received Deduction*	100.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$37,526,155
19
Invesco Main Street Fund®

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
20
Invesco Main Street Fund®

SEC file number(s): 811-01424 and 002-25469
Invesco Distributors, Inc.
O-MST-NCSR

Annual Financial Statements and Other Information
October 31, 2024
Invesco Summit Fund
Nasdaq:
A: ASMMX ■ C: CSMMX ■ P: SMMIX ■ S: SMMSX ■ Y: ASMYX ■ R5: SMITX ■ R6: SMISX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Report of Independent Registered Public Accounting Firm
16	Approval of Investment Advisory and Sub-Advisory Contracts
19	Tax Information
20	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
October 31, 2024

Shares		Value
Common Stocks & Other Equity Interests–99.78%
Advertising–1.72%
Trade Desk, Inc. (The), Class A(b)	488,957	$58,777,521
Aerospace & Defense–0.33%
Axon Enterprise, Inc.(b)	27,000	11,434,500
Application Software–2.54%
Datadog, Inc., Class A(b)	106,470	13,355,597
HubSpot, Inc.(b)	63,900	35,451,081
Tyler Technologies, Inc.(b)	63,000	38,152,170
		86,958,848
Asset Management & Custody Banks–5.85%
Blackstone, Inc., Class A(c)	433,530	72,724,657
Blue Owl Capital, Inc.(c)	1,786,500	39,946,140
KKR & Co., Inc., Class A	633,500	87,575,040
		200,245,837
Automobile Manufacturers–0.54%
Tesla, Inc.(b)	74,070	18,506,389
Biotechnology–2.13%
Alnylam Pharmaceuticals, Inc.(b)(c)	99,900	26,632,341
Natera, Inc.(b)	324,900	39,299,904
Regeneron Pharmaceuticals, Inc.(b)	8,550	7,166,610
		73,098,855
Broadline Retail–7.87%
Amazon.com, Inc.(b)	1,253,250	233,605,800
MercadoLibre, Inc. (Brazil)(b)	17,640	35,935,855
		269,541,655
Communications Equipment–2.36%
Arista Networks, Inc.(b)	146,259	56,520,328
Motorola Solutions, Inc.	54,360	24,426,666
		80,946,994
Construction Machinery & Heavy Transportation Equipment– 1.14%
Wabtec Corp.	208,260	39,148,715
Construction Materials–0.63%
Vulcan Materials Co.	78,660	21,547,334
Consumer Staples Merchandise Retail–0.18%
Walmart, Inc.	75,360	6,175,752
Diversified Metals & Mining–0.88%
Ivanhoe Mines Ltd., Class A (Canada)(b)	2,277,900	30,118,964
Diversified Support Services–0.65%
Cintas Corp.	108,720	22,375,663
Electrical Components & Equipment–2.86%
AMETEK, Inc.	42,480	7,788,283
Eaton Corp. PLC	101,700	33,721,686
Vertiv Holdings Co., Class A	516,690	56,469,050
		97,979,019
Shares		Value
Electronic Components–1.07%
Coherent Corp.(b)	396,450	$36,647,838
Environmental & Facilities Services–0.53%
Clean Harbors, Inc.(b)	78,480	18,149,285
Financial Exchanges & Data–2.40%
Intercontinental Exchange, Inc.	269,714	42,040,321
Moody’s Corp.	88,290	40,087,192
		82,127,513
Food Distributors–0.94%
US Foods Holding Corp.(b)	520,200	32,070,330
Health Care Equipment–3.66%
Boston Scientific Corp.(b)	457,650	38,451,753
DexCom, Inc.(b)	147,240	10,377,475
Intuitive Surgical, Inc.(b)	151,830	76,498,027
		125,327,255
Home Improvement Retail–0.83%
Home Depot, Inc. (The)	71,910	28,314,562
Hotels, Resorts & Cruise Lines–1.14%
Booking Holdings, Inc.	8,361	39,098,126
Industrial Machinery & Supplies & Components–0.54%
Parker-Hannifin Corp.	28,980	18,375,349
Integrated Oil & Gas–0.58%
Suncor Energy, Inc. (Canada)	529,200	19,976,839
Interactive Home Entertainment–1.01%
Nintendo Co. Ltd. (Japan)	322,200	17,019,557
Take-Two Interactive Software, Inc.(b)	109,440	17,698,637
		34,718,194
Interactive Media & Services–8.49%
Alphabet, Inc., Class A	8,280	1,416,791
Alphabet, Inc., Class C	704,160	121,601,390
Meta Platforms, Inc., Class A	295,560	167,753,945
		290,772,126
Investment Banking & Brokerage–0.82%
Jefferies Financial Group, Inc.	441,000	28,215,180
Leisure Facilities–0.57%
Life Time Group Holdings, Inc.(b)(c)	874,165	19,476,396
Movies & Entertainment–2.65%
Netflix, Inc.(b)	89,460	67,634,444
Spotify Technology S.A. (Sweden)(b)	60,433	23,272,748
		90,907,192
Oil & Gas Equipment & Services–0.26%
TechnipFMC PLC (United Kingdom)	331,200	8,839,728
Passenger Ground Transportation–0.41%
Uber Technologies, Inc.(b)	196,560	14,162,148
Personal Care Products–0.19%
e.l.f. Beauty, Inc.(b)(c)	61,020	6,422,355
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Summit Fund

Shares		Value
Pharmaceuticals–2.35%
Eli Lilly and Co.	84,150	$69,822,621
Novo Nordisk A/S, ADR (Denmark)	95,400	10,680,030
		80,502,651
Real Estate Services–1.18%
Jones Lang LaSalle, Inc.(b)	149,661	40,552,145
Restaurants–0.50%
DoorDash, Inc., Class A(b)	108,900	17,064,630
Semiconductors–17.88%
Astera Labs, Inc.(b)(c)	512,847	35,981,346
Broadcom, Inc.	676,800	114,900,336
Monolithic Power Systems, Inc.	35,730	27,129,789
NVIDIA Corp.	3,081,850	409,146,406
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	131,500	25,056,010
		612,213,887
Systems Software–10.92%
Microsoft Corp.	701,820	285,184,557
Monday.com Ltd.(b)	49,500	14,546,565
ServiceNow, Inc.(b)	79,749	74,405,019
		374,136,141
Technology Hardware, Storage & Peripherals–8.81%
Apple, Inc.	1,335,645	301,735,562
Trading Companies & Distributors–0.40%
United Rentals, Inc.	16,650	13,533,120
Shares		Value
Transaction & Payment Processing Services–1.97%
Mastercard, Inc., Class A	134,766	$67,327,746
Total Common Stocks & Other Equity Interests (Cost $1,508,390,808)		3,417,522,344
Money Market Funds–0.23%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e)	2,734,015	2,734,015
Invesco Treasury Portfolio, Institutional Class, 4.73%(d)(e)	5,077,192	5,077,192
Total Money Market Funds (Cost $7,811,207)		7,811,207
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $1,516,202,015)		3,425,333,551
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.22%
Invesco Private Prime Fund, 4.99%(d)(e)(f) (Cost $41,622,126)	41,607,562	41,620,044
TOTAL INVESTMENTS IN SECURITIES–101.23% (Cost $1,557,824,141)		3,466,953,595
OTHER ASSETS LESS LIABILITIES—(1.23)%		(41,989,334)
NET ASSETS–100.00%		$3,424,964,261
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,889,486	$148,848,271	$(153,003,742)	$-	$-	$2,734,015	$217,438
Invesco Liquid Assets Portfolio, Institutional Class	4,979,875	75,824,301	(80,804,182)	(332)	338	-	111,352
Invesco Treasury Portfolio, Institutional Class	7,873,698	203,083,035	(205,879,541)	-	-	5,077,192	295,562
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,120,822	384,600,753	(396,721,575)	-	-	-	1,006,836*
Invesco Private Prime Fund	31,355,635	750,739,276	(740,487,675)	(2,082)	14,890	41,620,044	2,697,920*
Total	$63,219,516	$1,563,095,636	$(1,576,896,715)	$(2,414)	$15,228	$49,431,251	$4,329,108

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Summit Fund

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Summit Fund

Statement of Assets and Liabilities
October 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost $1,508,390,808)*	$3,417,522,344
Investments in affiliated money market funds, at value (Cost $49,433,333)	49,431,251
Foreign currencies, at value (Cost $299,966)	299,458
Receivable for:
Investments sold	5,381
Fund shares sold	102,875
Dividends	915,147
Investment for trustee deferred compensation and retirement plans	362,479
Other assets	86,583
Total assets	3,468,725,518
Liabilities:
Payable for:
Fund shares reacquired	938,567
Collateral upon return of securities loaned	41,622,126
Accrued fees to affiliates	736,702
Accrued trustees’ and officers’ fees and benefits	2,414
Accrued other operating expenses	75,062
Trustee deferred compensation and retirement plans	386,386
Total liabilities	43,761,257
Net assets applicable to shares outstanding	$3,424,964,261
Net assets consist of:
Shares of beneficial interest	$1,452,334,300
Distributable earnings	1,972,629,961
$3,424,964,261
Net Assets:
Class A	$473,668,807
Class C	$24,385,191
Class P	$2,884,941,274
Class S	$5,039,943
Class Y	$19,650,788
Class R5	$14,749
Class R6	$17,263,509
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	17,238,273
Class C	1,129,637
Class P	101,251,938
Class S	179,934
Class Y	687,645
Class R5	513
Class R6	597,526
Class A:
Net asset value per share	$27.48
Maximum offering price per share (Net asset value of $27.48 ÷ 94.50%)	$29.08
Class C:
Net asset value and offering price per share	$21.59
Class P:
Net asset value and offering price per share	$28.49
Class S:
Net asset value and offering price per share	$28.01
Class Y:
Net asset value and offering price per share	$28.58
Class R5:
Net asset value and offering price per share	$28.75
Class R6:
Net asset value and offering price per share	$28.89

*	At October 31, 2024, securities with an aggregate value of $33,012,829 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Summit Fund

Statement of Operations
For the year ended October 31, 2024
Investment income:
Dividends (net of foreign withholding taxes of $308,666)	$15,715,066
Dividends from affiliated money market funds (includes net securities lending income of $433,326)	1,057,678
Total investment income	16,772,744
Expenses:
Advisory fees	20,253,708
Administrative services fees	463,816
Custodian fees	39,459
Distribution fees:
Class A	1,072,029
Class C	248,019
Class P	2,708,807
Class S	7,001
Transfer agent fees — A, C, P, S and Y	2,107,868
Transfer agent fees — R5	3
Transfer agent fees — R6	4,693
Trustees’ and officers’ fees and benefits	46,838
Registration and filing fees	121,157
Reports to shareholders	102,389
Professional services fees	75,833
Other	55,563
Total expenses	27,307,183
Less: Fees waived and/or expense offset arrangement(s)	(112,336)
Net expenses	27,194,847
Net investment income (loss)	(10,422,103)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	254,411,101
Affiliated investment securities	15,228
Foreign currencies	(28,456)
254,397,873
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	911,044,266
Affiliated investment securities	(2,414)
Foreign currencies	(3,771)
911,038,081
Net realized and unrealized gain	1,165,435,954
Net increase in net assets resulting from operations	$1,155,013,851
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Summit Fund

Statement of Changes in Net Assets
For the years ended October 31, 2024 and 2023
	2024	2023
Operations:
Net investment income (loss)	$(10,422,103)	$(3,221,471)
Net realized gain (loss)	254,397,873	(126,196,924)
Change in net unrealized appreciation	911,038,081	445,756,094
Net increase in net assets resulting from operations	1,155,013,851	316,337,699
Distributions to shareholders from distributable earnings:
Class A	—	(26,019,917)
Class C	—	(1,757,107)
Class P	—	(181,531,713)
Class S	—	(320,005)
Class Y	—	(1,941,154)
Class R5	—	(69,840)
Class R6	—	(1,199,760)
Total distributions from distributable earnings	—	(212,839,496)
Share transactions–net:
Class A	(6,303,521)	24,787,667
Class C	(4,000,638)	2,961,502
Class P	(282,919,949)	10,226,981
Class S	(270,872)	(159,219)
Class Y	(12,389,303)	(37,481,770)
Class R5	3,771	(739,632)
Class R6	(2,283,220)	(1,314,920)
Net increase (decrease) in net assets resulting from share transactions	(308,163,732)	(1,719,391)
Net increase in net assets	846,850,119	101,778,812
Net assets:
Beginning of year	2,578,114,142	2,476,335,330
End of year	$3,424,964,261	$2,578,114,142
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Summit Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/24	$18.82	$(0.11)	$8.77	$8.66	$—	$27.48	46.01%	$473,669	0.98%	0.98%	(0.46)%	57%
Year ended 10/31/23	18.33	(0.05)	2.20	2.15	(1.66)	18.82	13.19	328,711	1.00	1.00	(0.26)	62
Year ended 10/31/22	33.40	(0.03)	(9.58)	(9.61)	(5.46)	18.33	(33.39)	293,295	0.99	0.99	(0.15)	78
Year ended 10/31/21	26.25	(0.16)	9.21	9.05	(1.90)	33.40	35.85	476,470	0.99	0.99	(0.53)	47
Year ended 10/31/20	21.77	(0.07)	6.42	6.35	(1.87)	26.25	31.23	299,616	0.99	0.99	(0.30)	38
Class C
Year ended 10/31/24	14.90	(0.23)	6.92	6.69	—	21.59	44.90	24,385	1.73	1.73	(1.21)	57
Year ended 10/31/23	14.96	(0.15)	1.75	1.60	(1.66)	14.90	12.41	19,676	1.75	1.75	(1.01)	62
Year ended 10/31/22	28.53	(0.17)	(7.94)	(8.11)	(5.46)	14.96	(33.93)	16,613	1.74	1.74	(0.90)	78
Year ended 10/31/21	22.82	(0.34)	7.95	7.61	(1.90)	28.53	34.86	31,198	1.74	1.74	(1.28)	47
Year ended 10/31/20	19.29	(0.22)	5.62	5.40	(1.87)	22.82	30.25	24,427	1.74	1.74	(1.05)	38
Class P
Year ended 10/31/24	19.49	(0.08)	9.08	9.00	—	28.49	46.18	2,884,941	0.83	0.83	(0.31)	57
Year ended 10/31/23	18.89	(0.02)	2.28	2.26	(1.66)	19.49	13.40	2,189,443	0.85	0.85	(0.11)	62
Year ended 10/31/22	34.21	0.00	(9.86)	(9.86)	(5.46)	18.89	(33.32)	2,086,384	0.84	0.84	0.00	78
Year ended 10/31/21	26.80	(0.12)	9.43	9.31	(1.90)	34.21	36.09	3,369,237	0.84	0.84	(0.38)	47
Year ended 10/31/20	22.16	(0.04)	6.55	6.51	(1.87)	26.80	31.42	2,675,601	0.84	0.84	(0.15)	38
Class S
Year ended 10/31/24	19.17	(0.09)	8.93	8.84	—	28.01	46.11	5,040	0.88	0.88	(0.36)	57
Year ended 10/31/23	18.62	(0.03)	2.24	2.21	(1.66)	19.17	13.32	3,647	0.90	0.90	(0.16)	62
Year ended 10/31/22	33.81	(0.01)	(9.72)	(9.73)	(5.46)	18.62	(33.33)	3,631	0.89	0.89	(0.05)	78
Year ended 10/31/21	26.52	(0.13)	9.32	9.19	(1.90)	33.81	36.02	5,626	0.89	0.89	(0.43)	47
Year ended 10/31/20	21.95	(0.05)	6.49	6.44	(1.87)	26.52	31.40	4,435	0.89	0.89	(0.20)	38
Class Y
Year ended 10/31/24	19.52	(0.05)	9.11	9.06	—	28.58	46.42	19,651	0.73	0.73	(0.21)	57
Year ended 10/31/23	18.90	0.00	2.28	2.28	(1.66)	19.52	13.50	22,986	0.75	0.75	(0.01)	62
Year ended 10/31/22	34.20	0.02	(9.86)	(9.84)	(5.46)	18.90	(33.26)	61,282	0.74	0.74	0.10	78
Year ended 10/31/21	26.77	(0.09)	9.42	9.33	(1.90)	34.20	36.22	85,356	0.74	0.74	(0.28)	47
Year ended 10/31/20	22.12	(0.01)	6.53	6.52	(1.87)	26.77	31.53	47,894	0.74	0.74	(0.05)	38
Class R5
Year ended 10/31/24	19.64	(0.04)	9.15	9.11	—	28.75	46.38	15	0.69	0.69	(0.17)	57
Year ended 10/31/23	19.01	(0.00)	2.29	2.29	(1.66)	19.64	13.48	7	0.77	0.77	(0.03)	62
Year ended 10/31/22	34.37	0.02	(9.92)	(9.90)	(5.46)	19.01	(33.27)	801	0.77	0.77	0.07	78
Year ended 10/31/21	26.91	(0.10)	9.46	9.36	(1.90)	34.37	36.14	1,848	0.77	0.77	(0.31)	47
Year ended 10/31/20	22.22	(0.02)	6.58	6.56	(1.87)	26.91	31.57	1,002	0.76	0.76	(0.07)	38
Class R6
Year ended 10/31/24	19.73	(0.04)	9.20	9.16	—	28.89	46.43	17,264	0.69	0.69	(0.17)	57
Year ended 10/31/23	19.08	0.01	2.30	2.31	(1.66)	19.73	13.54	13,643	0.70	0.70	0.04	62
Year ended 10/31/22	34.45	0.03	(9.94)	(9.91)	(5.46)	19.08	(33.22)	14,329	0.70	0.70	0.14	78
Year ended 10/31/21	26.95	(0.07)	9.47	9.40	(1.90)	34.45	36.24	23,732	0.70	0.70	(0.24)	47
Year ended 10/31/20	22.24	(0.00)	6.58	6.58	(1.87)	26.95	31.64	16,436	0.70	0.70	(0.01)	38

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Summit Fund

Notes to Financial Statements
October 31, 2024
NOTE 1—Significant Accounting Policies
Invesco Summit Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class P, Class S, Class Y, Class R5 and Class R6. Class P shares are not sold to members of the general public. Only shareholders who had accounts in the AIM Summit Investors Plans I and AIM Summit Investors Plans II at the close of business on December 8, 2006, may continue to purchase Class P shares as described in the Fund’s prospectus. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class P, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or
9
Invesco Summit Fund

other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the
10
Invesco Summit Fund

borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended October 31, 2024, the Fund paid the Adviser $35,722 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
J.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.
Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $10 million	1.000%
Next $140 million	0.750%
Over $150 million	0.625%
For the year ended October 31, 2024, the effective advisory fee rate incurred by the Fund was 0.63%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class P, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 1.85%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
11
Invesco Summit Fund

 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended October 31, 2024, the Adviser waived advisory fees of $12,930.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended October 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Fund has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class P, Class S, Class Y, Class R5 and Class R6 shares. The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C shares, Class P shares and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.10% of the average daily net assets of Class P shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of Class A and Class C shares, 0.10% of the average daily net assets of Class P shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended October 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2024, IDI advised the Fund that IDI retained $138,729 in front-end sales commissions from the sale of Class A shares and $623 and $1,213 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended October 31, 2024, the Fund incurred $133,316 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,400,502,787	$17,019,557	$—	$3,417,522,344
Money Market Funds	7,811,207	41,620,044	—	49,431,251
Total Investments	$3,408,313,994	$58,639,601	$—	$3,466,953,595
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended October 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $99,406.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under
12
Invesco Summit Fund

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2024 and 2023:
	2024	2023
Long-term capital gain	$—	$212,839,496

Tax Components of Net Assets at Period-End:
2024
Undistributed long-term capital gain	$71,537,485
Net unrealized appreciation — investments	1,901,328,164
Net unrealized appreciation (depreciation) — foreign currencies	(1,407)
Temporary book/tax differences	(234,281)
Shares of beneficial interest	1,452,334,300
Total net assets	$3,424,964,261
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of October 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2024 was $1,792,395,059 and $2,091,011,867, respectively. As of October 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,918,671,167
Aggregate unrealized (depreciation) of investments	(17,343,003)
Net unrealized appreciation of investments	$1,901,328,164
Cost of investments for tax purposes is $1,565,625,431.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of net operating losses, on October 31, 2024, undistributed net investment income (loss) was increased by $12,981,446, undistributed net realized gain was increased by $28,456 and shares of beneficial interest was decreased by $13,009,902. This reclassification had no effect on the net assets of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended October 31, 2024		Year ended October 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	2,943,468	$71,063,859	3,305,931	$61,596,151
Class C	273,580	5,165,850	443,160	6,604,358
Class P	654,321	16,273,788	959,068	18,227,818
Class S	4,026	97,041	1,052	19,458
Class Y	372,492	9,478,555	341,162	6,751,191
Class R5	133	3,771	1,285	22,627
Class R6	104,000	2,713,988	64,783	1,235,695
13
Invesco Summit Fund

	Summary of Share Activity
	Year ended October 31, 2024		Year ended October 31, 2023
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	-	$-	1,538,373	$24,890,864
Class C	-	-	130,448	1,681,472
Class P	-	-	10,545,687	176,429,315
Class S	-	-	19,052	313,597
Class Y	-	-	102,318	1,713,834
Class R5	-	-	4,107	69,211
Class R6	-	-	68,127	1,152,701
Automatic conversion of Class C shares to Class A shares:
Class A	115,374	2,887,371	64,325	1,186,714
Class C	(146,382)	(2,887,371)	(80,915)	(1,186,714)
Reacquired:
Class A	(3,287,007)	(80,254,751)	(3,445,755)	(62,886,062)
Class C	(318,359)	(6,279,117)	(282,210)	(4,137,614)
Class P	(11,759,520)	(299,193,737)	(9,596,587)	(184,430,152)
Class S	(14,387)	(367,913)	(24,838)	(492,274)
Class Y	(862,182)	(21,867,858)	(2,508,035)	(45,946,795)
Class R5	-	-	(47,165)	(831,470)
Class R6	(197,878)	(4,997,208)	(192,471)	(3,703,316)
Net increase (decrease) in share activity	(12,118,321)	$(308,163,732)	1,410,902	$(1,719,391)
14
Invesco Summit Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Equity Funds (Invesco Equity Funds) and Shareholders of Invesco Summit Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Summit Fund (one of the funds constituting AIM Equity Funds (Invesco Equity Funds), referred to hereafter as the “Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
December 19, 2024
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
15
Invesco Summit Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Equity Funds (Invesco Equity Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Summit Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Growth Index (Index).  The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period, the fifth quintile for the three year period, and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between the Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe and specifically that the Fund,
16
Invesco Summit Fund

unlike many of its peers and the Index, excludes tobacco, alcohol and gambling-related stocks.  The Board considered that the Fund’s stock selection in, and overweight and underweight exposures to, certain sectors detracted from the Fund’s relative performance. The Board also considered that the Fund underwent a portfolio management team change in November 2022, and that performance results prior to such date were those of the prior portfolio management team. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to breakpoints in the Fund’s contractual management fee schedule. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of
17
Invesco Summit Fund

Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
18
Invesco Summit Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2024:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
19
Invesco Summit Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
20
Invesco Summit Fund

SEC file number(s): 811-01424 and 002-25469
Invesco Distributors, Inc.
SUM-NCSR

Annual Financial Statements and Other Information
October 31, 2024
Invesco Rising Dividends Fund
Nasdaq:
A: OARDX ■ C: OCRDX ■ R: ONRDX ■ Y: OYRDX ■ R5: RSDQX ■ R6: OIRDX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Report of Independent Registered Public Accounting Firm
16	Approval of Investment Advisory and Sub-Advisory Contracts
19	Tax Information
20	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
October 31, 2024

Shares		Value
Common Stocks & Other Equity Interests–98.89%
Aerospace & Defense–2.46%
Airbus SE (France)	161,545	$24,642,268
Howmet Aerospace, Inc.	256,255	25,553,748
Northrop Grumman Corp.	55,781	28,393,645
		78,589,661
Application Software–2.74%
Intuit, Inc.	41,483	25,317,075
Salesforce, Inc.	214,007	62,355,219
		87,672,294
Asset Management & Custody Banks–1.56%
Blackrock, Inc.	50,988	50,020,758
Biotechnology–1.50%
AbbVie, Inc.	235,715	48,055,217
Building Products–1.65%
Carlisle Cos., Inc.	57,572	24,308,625
Johnson Controls International PLC(b)	375,529	28,371,216
		52,679,841
Cable & Satellite–1.06%
Comcast Corp., Class A	773,713	33,788,047
Communications Equipment–1.25%
Motorola Solutions, Inc.	88,879	39,937,779
Construction Materials–0.95%
CRH PLC	318,729	30,416,308
Consumer Finance–0.92%
American Express Co.	109,214	29,496,517
Consumer Staples Merchandise Retail–2.50%
Walmart, Inc.	974,188	79,834,707
Distillers & Vintners–1.05%
Constellation Brands, Inc., Class A	144,221	33,508,307
Diversified Banks–2.39%
JPMorgan Chase & Co.	344,002	76,340,924
Electric Utilities–2.08%
American Electric Power Co., Inc.	405,796	40,072,355
PPL Corp.	814,617	26,523,930
		66,596,285
Electrical Components & Equipment–2.31%
Emerson Electric Co.	361,741	39,165,698
Hubbell, Inc.	80,994	34,586,869
		73,752,567
Electronic Manufacturing Services–1.04%
TE Connectivity PLC (Switzerland)	225,453	33,236,281
Fertilizers & Agricultural Chemicals–0.35%
Mosaic Co. (The)	413,027	11,052,603
Financial Exchanges & Data–0.78%
CME Group, Inc., Class A	111,016	25,018,566
Shares		Value
Food Distributors–0.99%
Sysco Corp.	420,828	$31,541,059
Health Care Equipment–3.62%
Becton, Dickinson and Co.	185,921	43,429,286
Stryker Corp.	94,206	33,563,714
Zimmer Biomet Holdings, Inc.	361,560	38,657,995
		115,650,995
Home Improvement Retail–1.85%
Lowe’s Cos., Inc.	225,460	59,032,192
Hotels, Resorts & Cruise Lines–1.17%
Royal Caribbean Cruises Ltd.	181,512	37,455,001
Household Products–1.71%
Procter & Gamble Co. (The)	330,881	54,654,924
Industrial Machinery & Supplies & Components–1.22%
Parker-Hannifin Corp.	61,505	38,998,475
Industrial REITs–1.42%
Prologis, Inc.	401,500	45,345,410
Insurance Brokers–1.04%
Marsh & McLennan Cos., Inc.	151,891	33,148,692
Integrated Oil & Gas–1.55%
Chevron Corp.	332,588	49,495,746
Integrated Telecommunication Services–1.02%
Verizon Communications, Inc.	772,234	32,534,218
Interactive Media & Services–3.87%
Alphabet, Inc., Class A	360,892	61,752,230
Meta Platforms, Inc., Class A	109,382	62,083,036
		123,835,266
Investment Banking & Brokerage–2.35%
Charles Schwab Corp. (The)	495,571	35,101,294
Morgan Stanley	344,011	39,991,279
		75,092,573
Life Sciences Tools & Services–1.82%
Danaher Corp.	127,125	31,229,527
Lonza Group AG (Switzerland)	43,840	26,975,980
		58,205,507
Managed Health Care–2.20%
UnitedHealth Group, Inc.	124,370	70,206,865
Movies & Entertainment–1.39%
Walt Disney Co. (The)	461,391	44,385,814
Multi-Family Residential REITs–0.79%
Mid-America Apartment Communities, Inc.	166,986	25,271,661
Multi-line Insurance–1.50%
American International Group, Inc.	632,796	48,016,560
Multi-Utilities–0.68%
Ameren Corp.	251,641	21,920,448
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Rising Dividends Fund

Shares		Value
Oil & Gas Exploration & Production–1.84%
ConocoPhillips	297,039	$32,537,652
Marathon Oil Corp.	947,831	26,254,919
		58,792,571
Oil & Gas Storage & Transportation–1.24%
Cheniere Energy, Inc.	208,025	39,811,824
Pharmaceuticals–4.15%
Eli Lilly and Co.	78,566	65,189,353
Johnson & Johnson	273,280	43,686,541
Sanofi S.A., ADR	448,637	23,723,924
		132,599,818
Property & Casualty Insurance–0.79%
Hartford Financial Services Group, Inc. (The)	228,100	25,191,364
Rail Transportation–1.51%
Union Pacific Corp.	208,817	48,460,161
Regional Banks–0.85%
M&T Bank Corp.	139,878	27,231,449
Restaurants–1.79%
McDonald’s Corp.	196,282	57,335,935
Semiconductor Materials & Equipment–0.69%
Applied Materials, Inc.	122,173	22,184,173
Semiconductors–9.62%
Broadcom, Inc.	401,325	68,132,945
Microchip Technology, Inc.(b)	401,203	29,436,264
NVIDIA Corp.	1,319,553	175,183,857
Texas Instruments, Inc.	172,183	34,980,698
		307,733,764
Specialty Chemicals–1.78%
DuPont de Nemours, Inc.	394,195	32,714,243
PPG Industries, Inc.	194,625	24,232,759
		56,947,002
Systems Software–6.93%
Microsoft Corp.	545,461	221,648,077
Shares		Value
Technology Hardware, Storage & Peripherals–4.78%
Apple, Inc.	677,046	$152,951,462
Telecom Tower REITs–1.14%
American Tower Corp.	170,292	36,364,154
Timber REITs–0.71%
Weyerhaeuser Co.	734,303	22,880,881
Tobacco–2.03%
Philip Morris International, Inc.	489,010	64,891,627
Trading Companies & Distributors–0.49%
AerCap Holdings N.V. (Ireland)	168,178	15,733,052
Transaction & Payment Processing Services–1.77%
Visa, Inc., Class A	195,646	56,707,993
Total Common Stocks & Other Equity Interests (Cost $1,935,429,366)		3,162,253,375
Money Market Funds–1.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(c)(d)	11,117,766	11,117,766
Invesco Treasury Portfolio, Institutional Class, 4.73%(c)(d)	20,777,186	20,777,186
Total Money Market Funds (Cost $31,894,952)		31,894,952
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $1,967,324,318)		3,194,148,327
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.32%
Invesco Private Government Fund, 4.84%(c)(d)(e)	2,825,955	2,825,955
Invesco Private Prime Fund, 4.99%(c)(d)(e)	7,324,041	7,326,238
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,152,193)		10,152,193
TOTAL INVESTMENTS IN SECURITIES–100.21% (Cost $1,977,476,511)		3,204,300,520
OTHER ASSETS LESS LIABILITIES—(0.21)%		(6,778,245)
NET ASSETS–100.00%		$3,197,522,275
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Rising Dividends Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$31,552,739	$109,054,682	$(129,489,655)	$-	$-	$11,117,766	$1,069,178
Invesco Liquid Assets Portfolio, Institutional Class	22,665,771	52,628,654	(75,296,232)	(2,577)	4,384	-	596,270
Invesco Treasury Portfolio, Institutional Class	36,060,273	157,811,394	(173,094,481)	-	-	20,777,186	1,403,477
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,763,350	61,485,186	(81,422,581)	-	-	2,825,955	681,555*
Invesco Private Prime Fund	58,550,269	155,767,035	(207,002,671)	(1,662)	13,267	7,326,238	1,823,121*
Total	$171,592,402	$536,746,951	$(666,305,620)	$(4,239)	$17,651	$42,047,145	$5,573,601

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Rising Dividends Fund

Statement of Assets and Liabilities
October 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost $1,935,429,366)*	$3,162,253,375
Investments in affiliated money market funds, at value (Cost $42,047,145)	42,047,145
Cash	3,000,000
Foreign currencies, at value (Cost $452)	447
Receivable for:
Fund shares sold	983,720
Dividends	2,519,310
Investment for trustee deferred compensation and retirement plans	170,942
Other assets	58,126
Total assets	3,211,033,065
Liabilities:
Payable for:
Dividends	63
Fund shares reacquired	1,727,943
Collateral upon return of securities loaned	10,152,193
Accrued fees to affiliates	1,261,841
Accrued trustees’ and officers’ fees and benefits	4,475
Accrued other operating expenses	73,254
Trustee deferred compensation and retirement plans	291,021
Total liabilities	13,510,790
Net assets applicable to shares outstanding	$3,197,522,275
Net assets consist of:
Shares of beneficial interest	$1,622,287,685
Distributable earnings	1,575,234,590
$3,197,522,275
Net Assets:
Class A	$2,551,130,397
Class C	$127,577,407
Class R	$125,635,643
Class Y	$338,206,735
Class R5	$14,485
Class R6	$54,957,608
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	94,350,938
Class C	6,073,434
Class R	4,691,689
Class Y	11,883,681
Class R5	536
Class R6	1,937,576
Class A:
Net asset value per share	$27.04
Maximum offering price per share (Net asset value of $27.04 ÷ 94.50%)	$28.61
Class C:
Net asset value and offering price per share	$21.01
Class R:
Net asset value and offering price per share	$26.78
Class Y:
Net asset value and offering price per share	$28.46
Class R5:
Net asset value and offering price per share	$27.02
Class R6:
Net asset value and offering price per share	$28.36

*	At October 31, 2024, securities with an aggregate value of $9,835,370 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Rising Dividends Fund

Statement of Operations
For the year ended October 31, 2024
Investment income:
Dividends (net of foreign withholding taxes of $43,129)	$54,053,779
Dividends from affiliated money market funds (includes net securities lending income of $58,808)	3,127,733
Total investment income	57,181,512
Expenses:
Advisory fees	17,836,854
Administrative services fees	439,053
Custodian fees	16,385
Distribution fees:
Class A	6,071,073
Class C	1,300,889
Class R	602,698
Transfer agent fees — A, C, R and Y	3,275,634
Transfer agent fees — R5	4
Transfer agent fees — R6	14,259
Trustees’ and officers’ fees and benefits	82,314
Registration and filing fees	118,358
Reports to shareholders	222,041
Professional services fees	85,279
Other	46,515
Total expenses	30,111,356
Less: Fees waived and/or expense offset arrangement(s)	(185,855)
Net expenses	29,925,501
Net investment income	27,256,011
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	367,884,610
Affiliated investment securities	17,651
Foreign currencies	56,520
367,958,781
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	419,030,783
Affiliated investment securities	(4,239)
Foreign currencies	1,987
419,028,531
Net realized and unrealized gain	786,987,312
Net increase in net assets resulting from operations	$814,243,323
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Rising Dividends Fund

Statement of Changes in Net Assets
For the years ended October 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$27,256,011	$27,018,607
Net realized gain	367,958,781	200,765,051
Change in net unrealized appreciation (depreciation)	419,028,531	(25,276,347)
Net increase in net assets resulting from operations	814,243,323	202,507,311
Distributions to shareholders from distributable earnings:
Class A	(166,964,811)	(125,800,903)
Class C	(10,649,949)	(8,431,540)
Class R	(8,009,022)	(5,795,329)
Class Y	(22,041,428)	(16,416,932)
Class R5	(993)	(750)
Class R6	(3,260,208)	(2,196,164)
Total distributions from distributable earnings	(210,926,411)	(158,641,618)
Share transactions–net:
Class A	(32,511,046)	(18,516,358)
Class C	(16,292,285)	(19,681,808)
Class R	(2,027,979)	3,916,774
Class Y	(5,072,399)	(8,465,589)
Class R6	6,099,298	3,593,179
Net increase (decrease) in net assets resulting from share transactions	(49,804,411)	(39,153,802)
Net increase in net assets	553,512,501	4,711,891
Net assets:
Beginning of year	2,644,009,774	2,639,297,883
End of year	$3,197,522,275	$2,644,009,774
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Rising Dividends Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/24	$22.10	$0.23	$6.47	$6.70	$(0.22)	$(1.54)	$(1.76)	$27.04	31.76%	$2,551,130	0.98%	0.98%	0.90%	31%
Year ended 10/31/23	21.76	0.22	1.45	1.67	(0.26)	(1.07)	(1.33)	22.10	7.74	2,102,472	0.99	0.99	0.99	29
Year ended 10/31/22	27.44	0.20	(2.67)	(2.47)	(0.12)	(3.09)	(3.21)	21.76	(10.33)	2,085,512	0.96	0.96	0.87	38
Year ended 10/31/21	20.52	0.15	7.30	7.45	(0.15)	(0.38)	(0.53)	27.44	36.83	2,497,385	1.00	1.00	0.62	30
Year ended 10/31/20	20.21	0.20	0.99	1.19	(0.23)	(0.65)	(0.88)	20.52	6.05	1,944,346	1.04	1.04	0.99	28
Class C
Year ended 10/31/24	17.48	0.03	5.07	5.10	(0.03)	(1.54)	(1.57)	21.01	30.81	127,577	1.73	1.73	0.15	31
Year ended 10/31/23	17.37	0.04	1.15	1.19	(0.01)	(1.07)	(1.08)	17.48	6.90	119,923	1.74	1.74	0.24	29
Year ended 10/31/22	22.56	0.02	(2.12)	(2.10)	—	(3.09)	(3.09)	17.37	(11.00)	138,325	1.71	1.71	0.12	38
Year ended 10/31/21	16.95	(0.03)	6.02	5.99	(0.00)	(0.38)	(0.38)	22.56	35.83	195,831	1.75	1.75	(0.13)	30
Year ended 10/31/20	16.77	0.04	0.82	0.86	(0.03)	(0.65)	(0.68)	16.95	5.23	238,458	1.79	1.79	0.24	28
Class R
Year ended 10/31/24	21.90	0.16	6.42	6.58	(0.16)	(1.54)	(1.70)	26.78	31.44	125,636	1.23	1.23	0.65	31
Year ended 10/31/23	21.57	0.17	1.43	1.60	(0.20)	(1.07)	(1.27)	21.90	7.48	103,799	1.24	1.24	0.74	29
Year ended 10/31/22	27.23	0.14	(2.65)	(2.51)	(0.06)	(3.09)	(3.15)	21.57	(10.58)	98,241	1.21	1.21	0.62	38
Year ended 10/31/21	20.36	0.09	7.25	7.34	(0.09)	(0.38)	(0.47)	27.23	36.53	115,326	1.25	1.25	0.37	30
Year ended 10/31/20	20.06	0.15	0.97	1.12	(0.17)	(0.65)	(0.82)	20.36	5.75	94,605	1.29	1.29	0.74	28
Class Y
Year ended 10/31/24	23.18	0.30	6.82	7.12	(0.30)	(1.54)	(1.84)	28.46	32.13	338,207	0.73	0.73	1.15	31
Year ended 10/31/23	22.78	0.30	1.50	1.80	(0.33)	(1.07)	(1.40)	23.18	7.98	278,381	0.74	0.74	1.24	29
Year ended 10/31/22	28.59	0.27	(2.80)	(2.53)	(0.19)	(3.09)	(3.28)	22.78	(10.12)	281,984	0.71	0.71	1.12	38
Year ended 10/31/21	21.36	0.22	7.61	7.83	(0.22)	(0.38)	(0.60)	28.59	37.21	324,469	0.75	0.75	0.87	30
Year ended 10/31/20	21.02	0.26	1.02	1.28	(0.29)	(0.65)	(0.94)	21.36	6.29	255,399	0.79	0.79	1.24	28
Class R5
Year ended 10/31/24	22.08	0.31	6.48	6.79	(0.31)	(1.54)	(1.85)	27.02	32.23	14	0.65	0.65	1.23	31
Year ended 10/31/23	21.74	0.30	1.44	1.74	(0.33)	(1.07)	(1.40)	22.08	8.11	12	0.65	0.65	1.33	29
Year ended 10/31/22	27.43	0.28	(2.68)	(2.40)	(0.20)	(3.09)	(3.29)	21.74	(10.06)	12	0.63	0.63	1.20	38
Year ended 10/31/21	20.51	0.24	7.30	7.54	(0.24)	(0.38)	(0.62)	27.43	37.33	15	0.65	0.65	0.97	30
Year ended 10/31/20	20.21	0.27	0.98	1.25	(0.30)	(0.65)	(0.95)	20.51	6.41	11	0.67	0.67	1.36	28
Class R6
Year ended 10/31/24	23.11	0.32	6.79	7.11	(0.32)	(1.54)	(1.86)	28.36	32.20	54,958	0.65	0.65	1.23	31
Year ended 10/31/23	22.71	0.31	1.51	1.82	(0.35)	(1.07)	(1.42)	23.11	8.09	39,423	0.65	0.65	1.33	29
Year ended 10/31/22	28.51	0.29	(2.79)	(2.50)	(0.21)	(3.09)	(3.30)	22.71	(10.04)	35,224	0.63	0.63	1.20	38
Year ended 10/31/21	21.31	0.25	7.58	7.83	(0.25)	(0.38)	(0.63)	28.51	37.30	40,929	0.65	0.65	0.97	30
Year ended 10/31/20	20.97	0.29	1.02	1.31	(0.32)	(0.65)	(0.97)	21.31	6.47	28,537	0.64	0.67	1.39	28

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Rising Dividends Fund

Notes to Financial Statements
October 31, 2024
NOTE 1—Significant Accounting Policies
Invesco Rising Dividends Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
9
Invesco Rising Dividends Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
10
Invesco Rising Dividends Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended October 31, 2024, the Fund paid the Adviser $5,724 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
J.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $800 million	0.650%
Next $700 million	0.600%
Next $1 billion	0.580%
Next $2.5 billion	0.560%
Next $5 billion	0.540%
Over $10 billion	0.520%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended October 31, 2024, the effective advisory fee rate incurred by the Fund was 0.58%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense
11
Invesco Rising Dividends Fund

offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended October 31, 2024, the Adviser waived advisory fees of $60,630.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended October 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended October 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2024, IDI advised the Fund that IDI retained $251,496 in front-end sales commissions from the sale of Class A shares and $3,068 and $3,029 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended October 31, 2024, the Fund incurred $13,989 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,110,635,127	$51,618,248	$—	$3,162,253,375
Money Market Funds	31,894,952	10,152,193	—	42,047,145
Total Investments	$3,142,530,079	$61,770,441	$—	$3,204,300,520
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended October 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $125,225.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under
12
Invesco Rising Dividends Fund

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2024 and 2023:
	2024	2023
Ordinary income*	$26,481,841	$30,184,179
Long-term capital gain	184,444,570	128,457,439
Total distributions	$210,926,411	$158,641,618

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$21,939,355
Undistributed long-term capital gain	327,135,897
Net unrealized appreciation — investments	1,226,438,864
Net unrealized appreciation — foreign currencies	1,766
Temporary book/tax differences	(281,292)
Shares of beneficial interest	1,622,287,685
Total net assets	$3,197,522,275
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of October 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2024 was $930,174,680 and $1,104,435,134, respectively. As of October 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,255,603,217
Aggregate unrealized (depreciation) of investments	(29,164,353)
Net unrealized appreciation of investments	$1,226,438,864
Cost of investments for tax purposes is $1,977,861,656.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of equalization, on October 31, 2024, undistributed net investment income was increased by $61,024, undistributed net realized gain was decreased by $26,677,024 and shares of beneficial interest was increased by $26,616,000. This reclassification had no effect on the net assets of the Fund.
13
Invesco Rising Dividends Fund

NOTE 10—Share Information
	Summary of Share Activity
	Year ended October 31, 2024(a)		Year ended October 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	5,388,609	$134,030,385	5,171,112	$116,345,046
Class C	817,962	15,827,445	929,334	16,469,101
Class R	722,562	17,858,354	633,753	14,092,207
Class Y	1,662,600	43,081,167	1,468,507	34,876,808
Class R6	588,659	15,553,673	405,246	9,581,382
Issued as reinvestment of dividends:
Class A	6,920,812	159,814,931	5,348,271	117,028,737
Class C	591,723	10,522,080	476,089	8,227,684
Class R	349,594	7,976,286	266,029	5,767,207
Class Y	731,035	17,809,004	557,248	12,795,225
Class R6	119,303	2,903,599	80,946	1,853,944
Automatic conversion of Class C shares to Class A shares:
Class A	816,605	20,330,594	941,390	20,938,467
Class C	(1,050,322)	(20,330,594)	(1,189,527)	(20,938,467)
Reacquired:
Class A	(13,920,667)	(346,686,956)	(12,154,813)	(272,828,608)
Class C	(1,146,678)	(22,311,216)	(1,320,003)	(23,440,126)
Class R	(1,120,504)	(27,862,619)	(713,853)	(15,942,640)
Class Y	(2,517,188)	(65,962,570)	(2,395,802)	(56,137,622)
Class R6	(476,101)	(12,357,974)	(331,246)	(7,842,147)
Net increase (decrease) in share activity	(1,521,996)	$(49,804,411)	(1,827,319)	$(39,153,802)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 16% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14
Invesco Rising Dividends Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Equity Funds (Invesco Equity Funds) and Shareholders of Invesco Rising Dividends Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Rising Dividends Fund (one of the funds constituting AIM Equity Funds (Invesco Equity Funds), referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
December 19, 2024
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995.  We have not been able to determine the specific year we began serving as auditor.
15
Invesco Rising Dividends Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Equity Funds (Invesco Equity Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Rising Dividends Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period, the third quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and five year periods and reasonably comparable to the performance of the Index for the three year period.  The Board considered that the
16
Invesco Rising Dividends Fund

Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund.  The Board considered that the Fund underwent a change in portfolio management in November 2022.  The Board also considered that stock selection in, and underweight exposure to, certain sectors detracted from the Fund’s relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
 C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the
17
Invesco Rising Dividends Fund

federal securities laws and consistent with best execution obligations.
18
Invesco Rising Dividends Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2024:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$211,060,570
Qualified Dividend Income*	100.00%
Corporate Dividends Received Deduction*	100.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
19
Invesco Rising Dividends Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
20
Invesco Rising Dividends Fund

SEC file number(s): 811-01424 and 002-25469
Invesco Distributors, Inc.
O-RISD-NCSR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Code of Ethics is attached as Exhibit 99.CODEETH.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Equity Funds (Invesco Equity Funds)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title:Principal Executive Officer

Date: January 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                          ..

Name:Glenn Brightman

Title:Principal Executive Officer

Date: January 3, 2025

By:       /s/ Adrien Deberghes                                             ____

Name:Adrien Deberghes

Title:Principal Financial Officer

Date:January 3, 2025